UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  July 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
July 31, 2020
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Funds.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios  |  Semiannual Report 2020

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	2.82	6.80	4.17	4.70
	Including sales charges		-2.02	1.69	3.16	4.19
Advisor Class*		06/13/13	2.98	7.02	4.44	4.88
Class C	Excluding sales charges	03/04/04	2.45	6.03	3.39	3.92
	Including sales charges		1.45	5.03	3.39	3.92
Institutional Class*		09/27/10	2.96	6.97	4.41	4.95
Institutional 2 Class*		06/13/13	2.89	6.94	4.46	4.91
Institutional 3 Class*		06/13/13	3.02	7.11	4.51	4.95
Class R*		09/27/10	2.70	6.43	3.89	4.44
Blended Benchmark			4.10	8.93	5.22	5.30
Bloomberg Barclays U.S. Aggregate Bond Index			5.69	10.12	4.47	3.87
Russell 3000 Index			2.12	10.93	10.89	13.59
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg Barclays U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2020)
Alternative Strategies Funds	5.0
Common Stocks	3.8
Equity Funds	18.1
Fixed Income Funds	58.0
Money Market Funds	15.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	2.07	6.76	4.94	6.12
	Including sales charges		-3.81	0.59	3.70	5.50
Advisor Class*		11/08/12	2.23	7.00	5.20	6.33
Class C	Excluding sales charges	10/15/96	1.61	5.95	4.14	5.33
	Including sales charges		0.62	4.95	4.14	5.33
Institutional Class		10/15/96	2.24	7.04	5.20	6.40
Institutional 2 Class*		11/08/12	2.14	7.03	5.24	6.37
Institutional 3 Class*		06/13/13	2.20	7.09	5.28	6.39
Class R		01/23/06	1.93	6.48	4.67	5.87
Blended Benchmark			3.54	9.11	6.08	6.65
Bloomberg Barclays U.S. Aggregate Bond Index			5.69	10.12	4.47	3.87
Russell 3000 Index			2.12	10.93	10.89	13.59
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2020)
Alternative Strategies Funds	5.0
Common Stocks	2.8
Equity Funds	28.9
Fixed Income Funds	49.3
Money Market Funds	14.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	1.72	7.18	5.94	7.35
	Including sales charges		-4.12	1.03	4.69	6.72
Advisor Class*		06/13/13	1.80	7.38	6.19	7.54
Class C	Excluding sales charges	03/04/04	1.42	6.42	5.15	6.56
	Including sales charges		0.44	5.43	5.15	6.56
Institutional Class*		09/27/10	1.77	7.38	6.20	7.61
Institutional 2 Class*		06/13/13	1.80	7.39	6.21	7.58
Institutional 3 Class*		06/13/13	1.83	7.53	6.28	7.63
Class R*		09/27/10	1.59	6.84	5.67	7.08
Blended Benchmark			2.98	9.20	7.01	8.01
Russell 3000 Index			2.12	10.93	10.89	13.59
Bloomberg Barclays U.S. Aggregate Bond Index			5.69	10.12	4.47	3.87
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2020)
Alternative Strategies Funds	4.3
Common Stocks	2.2
Equity Funds	41.9
Fixed Income Funds	45.8
Money Market Funds	5.8
Preferred Stocks	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	1.13	7.14	6.58	8.30
	Including sales charges		-4.69	0.98	5.33	7.66
Advisor Class*		11/08/12	1.25	7.35	6.84	8.51
Class C	Excluding sales charges	10/15/96	0.80	6.30	5.78	7.48
	Including sales charges		-0.17	5.32	5.78	7.48
Institutional Class		10/15/96	1.27	7.35	6.84	8.56
Institutional 2 Class*		11/08/12	1.36	7.49	6.90	8.58
Institutional 3 Class*		06/13/13	1.34	7.48	6.95	8.59
Class R		01/23/06	1.08	6.88	6.32	8.03
Class V*	Excluding sales charges	03/07/11	1.13	7.14	6.58	8.27
	Including sales charges		-4.69	0.98	5.33	7.63
Blended Benchmark			2.36	9.10	7.75	9.13
Russell 3000 Index			2.12	10.93	10.89	13.59
Bloomberg Barclays U.S. Aggregate Bond Index			5.69	10.12	4.47	3.87
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2020)
Alternative Strategies Funds	3.1
Common Stocks	1.6
Equity Funds	52.9
Fixed Income Funds	24.4
Money Market Funds	18.0
Preferred Stocks	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	0.50	6.81	7.02	9.21
	Including sales charges		-5.30	0.69	5.75	8.56
Advisor Class*		06/13/13	0.62	7.05	7.29	9.40
Class C	Excluding sales charges	03/04/04	0.11	6.05	6.22	8.39
	Including sales charges		-0.84	5.07	6.22	8.39
Institutional Class*		09/27/10	0.60	7.09	7.29	9.49
Institutional 2 Class*		06/13/13	0.54	7.07	7.32	9.44
Institutional 3 Class*		06/13/13	0.63	7.14	7.39	9.48
Class R*		09/27/10	0.32	6.53	6.76	8.94
Blended Benchmark			1.59	8.79	8.35	10.12
Russell 3000 Index			2.12	10.93	10.89	13.59
Bloomberg Barclays U.S. Aggregate Bond Index			5.69	10.12	4.47	3.87
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2020)
Equity Funds	77.9
Fixed Income Funds	20.0
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2020 — July 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,028.20	1,022.08	2.82	2.82	0.56	4.79	4.78	0.95
Advisor Class	1,000.00	1,000.00	1,029.80	1,023.32	1.56	1.56	0.31	3.53	3.52	0.70
Class C	1,000.00	1,000.00	1,024.50	1,018.35	6.59	6.57	1.31	8.56	8.53	1.70
Institutional Class	1,000.00	1,000.00	1,029.60	1,023.37	1.51	1.51	0.30	3.48	3.47	0.69
Institutional 2 Class	1,000.00	1,000.00	1,028.90	1,023.42	1.46	1.46	0.29	3.43	3.42	0.68
Institutional 3 Class	1,000.00	1,000.00	1,030.20	1,023.67	1.21	1.21	0.24	3.18	3.17	0.63
Class R	1,000.00	1,000.00	1,027.00	1,020.89	4.03	4.02	0.80	6.00	5.98	1.19
Columbia Capital Allocation Portfolios | Semiannual Report 2020	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
February 1, 2020 — July 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,020.70	1,022.38	2.51	2.51	0.50	4.67	4.68	0.93
Advisor Class	1,000.00	1,000.00	1,022.30	1,023.62	1.26	1.26	0.25	3.42	3.42	0.68
Class C	1,000.00	1,000.00	1,016.10	1,018.65	6.27	6.27	1.25	8.42	8.43	1.68
Institutional Class	1,000.00	1,000.00	1,022.40	1,023.62	1.26	1.26	0.25	3.42	3.42	0.68
Institutional 2 Class	1,000.00	1,000.00	1,021.40	1,023.72	1.16	1.16	0.23	3.32	3.32	0.66
Institutional 3 Class	1,000.00	1,000.00	1,022.00	1,023.97	0.90	0.91	0.18	3.07	3.07	0.61
Class R	1,000.00	1,000.00	1,019.30	1,021.13	3.77	3.77	0.75	5.92	5.93	1.18
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,017.20	1,022.68	2.21	2.21	0.44	4.76	4.78	0.95
Advisor Class	1,000.00	1,000.00	1,018.00	1,023.92	0.95	0.96	0.19	3.51	3.52	0.70
Class C	1,000.00	1,000.00	1,014.20	1,018.95	5.96	5.97	1.19	8.51	8.53	1.70
Institutional Class	1,000.00	1,000.00	1,017.70	1,023.92	0.95	0.96	0.19	3.51	3.52	0.70
Institutional 2 Class	1,000.00	1,000.00	1,018.00	1,024.02	0.85	0.86	0.17	3.41	3.42	0.68
Institutional 3 Class	1,000.00	1,000.00	1,018.30	1,024.22	0.65	0.65	0.13	3.21	3.22	0.64
Class R	1,000.00	1,000.00	1,015.90	1,021.43	3.46	3.47	0.69	6.01	6.03	1.20
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,011.30	1,022.38	2.50	2.51	0.50	5.15	5.18	1.03
Advisor Class	1,000.00	1,000.00	1,012.50	1,023.62	1.25	1.26	0.25	3.90	3.92	0.78
Class C	1,000.00	1,000.00	1,008.00	1,018.65	6.24	6.27	1.25	8.89	8.93	1.78
Institutional Class	1,000.00	1,000.00	1,012.70	1,023.62	1.25	1.26	0.25	3.90	3.92	0.78
Institutional 2 Class	1,000.00	1,000.00	1,013.60	1,023.82	1.05	1.06	0.21	3.70	3.72	0.74
Institutional 3 Class	1,000.00	1,000.00	1,013.40	1,024.07	0.80	0.81	0.16	3.45	3.47	0.69
Class R	1,000.00	1,000.00	1,010.80	1,021.13	3.75	3.77	0.75	6.40	6.43	1.28
Class V	1,000.00	1,000.00	1,011.30	1,022.38	2.50	2.51	0.50	5.15	5.18	1.03
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,005.00	1,022.58	2.29	2.31	0.46	5.33	5.38	1.07
Advisor Class	1,000.00	1,000.00	1,006.20	1,023.87	1.00	1.01	0.20	4.04	4.08	0.81
Class C	1,000.00	1,000.00	1,001.10	1,018.85	6.02	6.07	1.21	9.06	9.14	1.82
Institutional Class	1,000.00	1,000.00	1,006.00	1,023.87	1.00	1.01	0.20	4.04	4.08	0.81
Institutional 2 Class	1,000.00	1,000.00	1,005.40	1,023.87	1.00	1.01	0.20	4.04	4.08	0.81
Institutional 3 Class	1,000.00	1,000.00	1,006.30	1,024.12	0.75	0.75	0.15	3.79	3.82	0.76
Class R	1,000.00	1,000.00	1,003.20	1,021.28	3.59	3.62	0.72	6.62	6.68	1.33
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
14	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.9%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	240,131	1,740,950
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,058,248	9,767,625
Total Alternative Strategies Funds (Cost $12,739,600)		11,508,575

Common Stocks 3.8%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.0%
Cogent Communications Holdings, Inc.	190	17,121
Consolidated Communications Holdings, Inc.(b)	1,575	11,498
Nippon Telegraph & Telephone Corp.	2,700	62,671
United Internet AG	752	34,123
Total		125,413
Entertainment 0.1%
Glu Mobile, Inc.(b)	420	3,965
Nexon Co., Ltd.	1,800	46,245
Nintendo Co., Ltd.	200	87,962
Total		138,172
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	2,050	5,125
EverQuote, Inc., Class A(b)	61	3,321
Yelp, Inc.(b)	55	1,374
Total		9,820
Media 0.1%
Gray Television, Inc.(b)	370	5,306
ITV PLC	31,954	23,564
National CineMedia, Inc.	890	2,198
Publicis Groupe SA(b)	538	17,203
TechTarget, Inc.(b)	475	17,238
Telenet Group Holding NV	526	20,405
WPP PLC	6,758	50,119
Total		136,033
Wireless Telecommunication Services 0.0%
KDDI Corp.	600	19,078
Total Communication Services		428,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components 0.0%
Cie Generale des Etablissements Michelin CSA	754	78,089
Continental AG	311	30,042
Modine Manufacturing Co.(b)	585	3,183
Total		111,314
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	205	7,802
Perdoceo Education Corp.(b)	820	11,808
Strategic Education, Inc.	40	5,049
WW International, Inc.(b)	340	8,765
Total		33,424
Hotels, Restaurants & Leisure 0.0%
Brinker International, Inc.	133	3,576
Jack in the Box, Inc.	166	13,630
Marriott Vacations Worldwide Corp.	198	16,763
Papa John’s International, Inc.	189	17,893
Wingstop, Inc.	53	8,281
Total		60,143
Household Durables 0.2%
Berkeley Group Holdings PLC	1,669	96,837
M/I Homes, Inc.(b)	285	11,865
Meritage Homes Corp.(b)	208	20,629
Sekisui House Ltd.	4,500	82,187
Sony Corp.	1,100	85,464
Taylor Morrison Home Corp., Class A(b)	785	18,408
TopBuild Corp.(b)	124	16,358
TRI Pointe Group, Inc.(b)	1,040	17,389
Total		349,137
Internet & Direct Marketing Retail 0.0%
PetMed Express, Inc.	160	4,992
Stamps.com, Inc.(b)	75	19,521
Total		24,513
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	116	6,819
Sega Sammy Holdings, Inc.	4,000	45,094
Total		51,913
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	800	18,132
Next PLC	245	17,293
Total		35,425
Specialty Retail 0.1%
Asbury Automotive Group, Inc.(b)	116	11,617
Camping World Holdings, Inc., Class A	355	13,000
Hennes & Mauritz	1,784	27,808
Hudson Ltd., Class A(b)	1,100	4,818
Industria de Diseno Textil SA	2,183	57,845
Kingfisher PLC	6,279	19,842
Lithia Motors, Inc., Class A	83	19,019
Restoration Hardware Holdings, Inc.(b)	62	17,821
Sleep Number Corp.(b)	283	13,160
Sportsman’s Warehouse Holdings, Inc.(b)	760	12,228
Winmark Corp.	27	4,293
Yamada Denki Co., Ltd.	4,000	17,354
Zumiez, Inc.(b)	80	1,848
Total		220,653
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.(b)	55	11,509
Lakeland Industries, Inc.(b)	370	8,754
Pandora A/S	1,710	108,758
Total		129,021
Total Consumer Discretionary		1,015,543
Consumer Staples 0.4%
Beverages 0.1%
Carlsberg A/S, Class B	617	91,125
Coca-Cola European Partners PLC	1,838	75,670
Total		166,795
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Coles Group Ltd.	7,872	102,058
Ingles Markets, Inc., Class A	320	12,880
Koninklijke Ahold Delhaize NV	3,268	94,121
Lawson, Inc.	500	24,899
SpartanNash Co.	720	15,138
Weis Markets, Inc.	92	4,584
Welcia Holdings Co., Ltd.	700	64,144
Total		317,824
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	149	13,138
Nestlé SA, Registered Shares	635	75,515
Seneca Foods Corp., Class A(b)	105	4,114
Total		92,767
Household Products 0.0%
Essity AB, Class B(b)	822	27,121
Personal Products 0.0%
Edgewell Personal Care Co.(b)	295	8,818
Medifast, Inc.	110	18,384
Unilever PLC	116	6,907
Usana Health Sciences, Inc.(b)	177	14,369
Total		48,478
Tobacco 0.1%
British American Tobacco PLC	2,931	96,865
Imperial Brands PLC	371	6,181
Japan Tobacco, Inc.	400	6,837
Swedish Match AB	1,456	112,183
Vector Group Ltd.	415	3,660
Total		225,726
Total Consumer Staples		878,711
Energy 0.1%
Energy Equipment & Services 0.0%
Helix Energy Solutions Group, Inc.(b)	950	3,980
Matrix Service Co.(b)	1,040	9,105
Patterson-UTI Energy, Inc.	3,825	14,822
Total		27,907

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	955	17,902
CNX Resources Corp.(b)	620	5,983
Comstock Resources, Inc.(b)	375	2,010
DHT Holdings, Inc.	740	4,203
Dorian LPG Ltd.(b)	150	1,281
ENI SpA	2,064	18,386
Montage Resources Corp.(b)	750	3,218
OMV AG(b)	671	21,191
Royal Dutch Shell PLC, Class B	6,986	98,059
Santos Ltd.	9,434	35,239
Scorpio Tankers, Inc.	115	1,520
W&T Offshore, Inc.(b)	620	1,401
World Fuel Services Corp.	240	5,647
Total		216,040
Total Energy		243,947
Financials 0.6%
Banks 0.2%
Bancorp, Inc. (The)(b)	1,460	13,768
Bank Leumi Le-Israel BM	3,632	18,412
BNP Paribas SA(b)	2,031	81,938
Bridge Bancorp, Inc.	175	3,166
Camden National Corp.	190	6,021
Chiba Bank Ltd. (The)	10,100	46,277
Customers Bancorp, Inc.(b)	689	8,165
DBS Group Holdings Ltd.	2,500	36,114
First BanCorp	1,920	10,445
First Foundation, Inc.	860	13,218
First of Long Island Corp. (The)	135	2,013
Fulton Financial Corp.	670	6,499
Great Southern Bancorp, Inc.	180	6,493
Hilltop Holdings, Inc.	805	15,673
Independent Bank Corp.	975	13,616
International Bancshares Corp.	415	12,624
Investors Bancorp, Inc.	1,520	12,342
Japan Post Bank Co., Ltd.	8,800	65,651
Mediobanca Banca di Credito Finanziario SpA	1,568	12,663
Mercantile Bank Corp.	145	3,087
Metropolitan Bank Holding Corp.(b)	45	1,331
Common Stocks (continued)
Issuer	Shares	Value ($)
Midland States Bancorp, Inc.	325	4,579
Nicolet Bankshares, Inc.(b)	91	5,098
Preferred Bank	271	10,095
QCR Holdings, Inc.	445	13,296
Raiffeisen Bank International AG(b)	1,274	21,915
Simmons First National Corp., Class A	930	15,429
Sumitomo Mitsui Trust Holdings, Inc.	1,900	48,781
Total		508,709
Capital Markets 0.1%
Artisan Partners Asset Management, Inc., Class A	515	18,658
Cohen & Steers, Inc.	243	14,624
Federated Hermes, Inc., Class B	595	15,684
Houlihan Lokey, Inc.	82	4,494
Nomura Holdings, Inc.	9,200	43,297
Singapore Exchange	11,000	65,619
Standard Life Aberdeen PLC	21,129	68,771
Waddell & Reed Financial, Inc., Class A	905	13,204
Total		244,351
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	45	1,644
Insurance 0.2%
Ageas SA/NV	1,002	37,511
Allianz SE, Registered Shares	645	133,821
American Equity Investment Life Holding Co.	305	7,762
AMERISAFE, Inc.	23	1,460
Assicurazioni Generali SpA	5,055	75,904
CNO Financial Group, Inc.	120	1,812
CNP Assurances(b)	4,338	52,689
Dai-ichi Life Holdings, Inc.	2,000	23,593
Genworth Financial, Inc., Class A(b)	1,725	3,519
Horace Mann Educators Corp.	280	10,522
Japan Post Insurance Co., Ltd.	4,000	53,177
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	48	12,724
Selective Insurance Group, Inc.	45	2,445
Stewart Information Services Corp.	390	16,360
Swiss Life Holding AG, Registered Shares	226	82,590
Total		515,889

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	1,400	12,782
ARMOUR Residential REIT, Inc.	260	2,428
Great Ajax Corp.	440	3,793
KKR Real Estate Finance Trust, Inc.	110	1,832
Total		20,835
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	447	16,016
Federal Agricultural Mortgage Corp.	201	11,962
Flagstar Bancorp, Inc.	535	16,788
Meridian Bancorp, Inc.	400	4,562
Meta Financial Group, Inc.	745	13,902
NMI Holdings, Inc., Class A(b)	500	7,760
Radian Group, Inc.	945	14,099
Total		85,089
Total Financials		1,376,517
Health Care 0.6%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	266	11,058
Acceleron Pharma, Inc.(b)	65	6,446
Arcutis Biotherapeutics, Inc.(b)	290	7,743
Arena Pharmaceuticals, Inc.(b)	320	19,645
Arrowhead Pharmaceuticals, Inc.(b)	130	5,599
Atara Biotherapeutics, Inc.(b)	270	3,345
BeiGene Ltd., ADR(b)	119	24,871
BELLUS Health, Inc.(b)	326	854
Black Diamond Therapeutics, Inc.(b)	247	6,872
bluebird bio, Inc.(b)	101	6,131
Blueprint Medicines Corp.(b)	120	8,782
CSL Ltd.	181	35,205
Dynavax Technologies Corp.(b)	1,225	9,935
Fate Therapeutics, Inc.(b)	290	9,068
Gossamer Bio, Inc.(b)	256	3,052
Immunomedics, Inc.(b)	350	14,780
Insmed, Inc.(b)	637	16,638
Iovance Biotherapeutics, Inc.(b)	130	3,779
Karuna Therapeutics, Inc.(b)	25	2,045
Mirati Therapeutics, Inc.(b)	105	12,738
Common Stocks (continued)
Issuer	Shares	Value ($)
Momenta Pharmaceuticals, Inc.(b)	150	4,423
Novavax, Inc.(b)	63	9,015
Precision BioSciences, Inc.(b)	477	3,034
Revolution Medicines, Inc.(b)	303	7,308
Rubius Therapeutics, Inc.(b)	380	1,866
Sage Therapeutics, Inc.(b)	166	7,565
Sarepta Therapeutics, Inc.(b)	69	10,593
SpringWorks Therapeutics, Inc.(b)	337	14,366
TCR2 Therapeutics, Inc.(b)	480	8,040
Turning Point Therapeutics, Inc.(b)	180	10,661
uniQure NV(b)	142	5,926
Vir Biotechnology, Inc.(b)	100	4,776
Xencor, Inc.(b)	150	4,513
Zentalis Pharmaceuticals, Inc.(b)	117	4,036
Total		304,708
Health Care Equipment & Supplies 0.0%
CONMED Corp.	58	4,787
Electromed, Inc.(b)	110	1,825
Hoya Corp.	100	9,862
Integer Holdings Corp.(b)	222	14,601
Invacare Corp.	655	4,611
Lantheus Holdings, Inc.(b)	905	12,199
Natus Medical, Inc.(b)	680	12,635
Varex Imaging Corp.(b)	475	7,448
Total		67,968
Health Care Providers & Services 0.1%
Corvel Corp.(b)	102	8,108
Ensign Group, Inc. (The)	111	5,105
Fresenius Medical Care AG & Co. KGaA(b)	84	7,400
Magellan Health, Inc.(b)	219	16,243
Medipal Holdings Corp.	2,500	45,784
Owens & Minor, Inc.	1,070	17,206
Providence Service Corp. (The)(b)	178	14,420
Tenet Healthcare Corp.(b)	625	16,525
Triple-S Management Corp., Class B(b)	700	13,622
Total		144,413
Health Care Technology 0.0%
Omnicell, Inc.(b)	118	8,294

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.0%
Fluidigm(b)	450	3,168
Medpace Holdings, Inc.(b)	149	17,783
Pacific Biosciences of California, Inc.(b)	3,650	13,615
Total		34,566
Pharmaceuticals 0.4%
Aerie Pharmaceuticals, Inc.(b)	235	2,716
Amneal Pharmaceuticals, Inc.(b)	2,800	12,124
Amphastar Pharmaceuticals, Inc.(b)	590	11,812
Astellas Pharma, Inc.	6,500	101,387
Bayer AG, Registered Shares	998	66,301
GlaxoSmithKline PLC	6,179	123,088
GW Pharmaceuticals PLC, ADR(b)	98	12,508
Hikma Pharmaceuticals PLC	715	20,035
Novartis AG, Registered Shares	1,950	160,616
Odonate Therapeutics, Inc.(b)	300	10,911
Orion Oyj, Class B	1,499	65,400
Osmotica Pharmaceuticals PLC(b)	400	2,140
Phibro Animal Health Corp., Class A	450	10,438
Prestige Consumer Healthcare, Inc.(b)	413	15,359
Reata Pharmaceuticals, Inc., Class A(b)	54	7,976
Roche Holding AG, Genusschein Shares	583	201,926
Supernus Pharmaceuticals, Inc.(b)	190	4,230
Total		828,967
Total Health Care		1,388,916
Industrials 0.6%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	191	10,104
Airlines 0.0%
Skywest, Inc.	130	3,420
Building Products 0.0%
Builders FirstSource, Inc.(b)	480	11,371
Caesarstone Ltd.	1,110	12,732
CSW Industrials, Inc.	190	12,690
Insteel Industries, Inc.	695	12,955
Quanex Building Products Corp.	920	12,926
UFP Industries, Inc.	354	20,610
Total		83,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Brady Corp., Class A	328	15,078
Herman Miller, Inc.	190	4,452
HNI Corp.	540	16,038
Matthews International Corp., Class A	170	3,672
Tetra Tech, Inc.	31	2,748
Total		41,988
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	370	8,583
Aegion Corp.(b)	395	6,091
Bouygues SA(b)	2,240	79,131
MasTec, Inc.(b)	338	13,446
Obayashi Corp.	8,700	77,677
Shimizu Corp.	2,000	14,337
Skanska AB, Class B(b)	4,772	96,329
Total		295,594
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	470	12,535
Schneider Electric SE	1,153	132,207
Thermon(b)	215	2,913
Total		147,655
Machinery 0.1%
Astec Industries, Inc.	304	13,525
Columbus McKinnon Corp.	80	2,650
GEA Group AG	2,893	104,425
KONE OYJ, Class B	285	22,631
Lydall, Inc.(b)	220	3,564
Mueller Industries, Inc.	560	15,658
REV Group, Inc.	750	4,875
Rexnord Corp.	530	15,354
SPX Corp.(b)	241	10,122
Total		192,804
Marine 0.0%
Costamare, Inc.	1,745	7,940
Kuehne & Nagel International AG(b)	175	30,167
Total		38,107

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.1%
Adecco Group AG, Registered Shares	1,789	84,537
Barrett Business Services, Inc.	182	9,588
Heidrick & Struggles International, Inc.	465	9,407
Kforce, Inc.	490	14,131
Randstad NV	1,157	55,730
Wolters Kluwer NV	534	42,057
Total		215,450
Road & Rail 0.1%
ArcBest Corp.	427	12,977
Aurizon Holdings Ltd.	24,785	79,038
Werner Enterprises, Inc.	255	11,216
Total		103,231
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	211	13,318
BMC Stock Holdings, Inc.(b)	440	11,264
Foundation Building Materials, Inc.(b)	125	1,716
GMS, Inc.(b)	655	15,347
ITOCHU Corp.	4,200	92,091
MRC Global, Inc.(b)	2,215	13,179
Rush Enterprises, Inc., Class A	311	14,797
Veritiv Corp.(b)	815	12,478
Total		174,190
Total Industrials		1,305,827
Information Technology 0.4%
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc.	600	12,216
Methode Electronics, Inc.	490	13,818
Plexus Corp.(b)	229	17,013
Rogers Corp.(b)	138	16,448
Sanmina Corp.(b)	595	17,660
Scansource, Inc.(b)	615	14,114
Vishay Intertechnology, Inc.	960	15,062
Total		106,331
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.1%
Capgemini SE	757	98,179
Endurance International Group Holdings Inc(b)	2,150	12,190
EVERTEC, Inc.	475	14,749
Hackett Group	765	10,549
MAXIMUS, Inc.	175	12,987
NEC Corp.	200	11,205
NIC, Inc.	675	14,796
Nomura Research Institute Ltd.	2,800	73,902
Perspecta, Inc.	785	16,799
TTEC Holdings, Inc.	332	15,757
Total		281,113
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	900	49,139
Amkor Technology, Inc.(b)	1,194	16,233
Formfactor, Inc.(b)	230	6,633
NeoPhotonics Corp.(b)	1,410	12,845
Photronics, Inc.(b)	230	2,732
STMicroelectronics NV	317	8,907
Synaptics, Inc.(b)	246	19,685
Tokyo Electron Ltd.	400	110,687
Ultra Clean Holdings, Inc.(b)	670	20,160
Total		247,021
Software 0.1%
ChannelAdvisor Corp.(b)	785	15,990
Check Point Software Technologies Ltd.(b)	329	41,240
j2 Global, Inc.(b)	231	13,102
MicroStrategy, Inc., Class A(b)	16	1,983
Progress Software Corp.	439	15,304
Qualys, Inc.(b)	171	21,115
SPS Commerce, Inc.(b)	194	14,583
Trend Micro, Inc.	1,200	70,379
Xperi Holding Corp.	880	16,227
Total		209,923
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	1,263	92,134
Total Information Technology		936,522

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Chemicals 0.0%
Chase Corp.	35	3,520
Covestro AG	397	15,407
Innospec, Inc.	142	10,674
Kraton Performance Polymers, Inc.(b)	360	4,734
Mitsubishi Chemical Holdings Corp.	1,400	7,522
Nitto Denko Corp.	900	51,012
Yara International ASA	427	18,012
Total		110,881
Construction Materials 0.0%
CRH PLC	946	34,442
Forterra, Inc.(b)	1,040	13,510
Total		47,952
Metals & Mining 0.2%
Anglo American PLC	1,727	41,807
BHP Group Ltd.	1,595	41,995
Commercial Metals Co.	855	17,682
Fortescue Metals Group Ltd.	9,356	116,456
Rio Tinto PLC	2,268	138,058
Total		355,998
Paper & Forest Products 0.0%
Boise Cascade Co.	374	17,425
Schweitzer-Mauduit International, Inc.	445	14,476
Verso Corp., Class A	940	11,477
Total		43,378
Total Materials		558,209
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
CorEnergy Infrastructure Trust, Inc.	378	3,311
EastGroup Properties, Inc.	163	21,623
Innovative Industrial Properties, Inc.	18	1,876
Investors Real Estate Trust	198	14,315
Lexington Realty Trust	1,520	17,632
New Senior Investment Group, Inc.	4,250	14,450
Office Properties Income Trust	605	15,216
Piedmont Office Realty Trust, Inc.	370	5,998
QTS Realty Trust Inc., Class A	281	20,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail Value, Inc.	1,115	14,116
Stockland	14,969	33,832
Uniti Group, Inc.	1,770	17,523
Total		180,110
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	7,500	41,645
Henderson Land Development Co., Ltd.	8,000	29,940
Hulic Co., Ltd.	2,400	20,630
Kerry Properties Ltd.	3,000	7,139
Nomura Real Estate Holdings, Inc.	1,600	26,452
RE/MAX Holdings, Inc., Class A	420	13,595
Realogy Holdings Corp.	980	8,879
RMR Group, Inc. (The), Class A	160	4,602
Total		152,882
Total Real Estate		332,992
Utilities 0.2%
Electric Utilities 0.1%
Endesa SA	3,501	99,873
Enel SpA	1,036	9,490
Otter Tail Corp.	83	3,175
Portland General Electric Co.	371	16,372
Total		128,910
Gas Utilities 0.0%
Chesapeake Utilities Corp.	106	8,956
Naturgy Energy Group SA	1,386	25,791
ONE Gas, Inc.	75	5,677
Southwest Gas Holdings, Inc.	250	17,410
Total		57,834
Independent Power and Renewable Electricity Producers 0.0%
Atlantic Power Corp.(b)	1,100	2,156
Meridian Energy Ltd.	8,837	28,692
Uniper SE	801	27,653
Total		58,501

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.1%
AGL Energy Ltd.	6,715	79,542
Avista Corp.	363	13,478
NorthWestern Corp.	124	6,976
Unitil Corp.	314	13,549
Veolia Environnement SA	429	9,828
Total		123,373
Total Utilities		368,618
Total Common Stocks (Cost $8,501,983)		8,834,318

Equity Funds 17.9%
	Shares	Value ($)
International 3.5%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	198,429	3,031,990
Columbia Overseas Core Fund, Institutional 3 Class(a)	435,824	3,992,149
Columbia Overseas Value Fund, Institutional 3 Class(a)	142,552	1,147,543
Total		8,171,682
U.S. Large Cap 14.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	134,385	3,851,480
Columbia Disciplined Core Fund, Institutional 3 Class(a)	782,549	9,539,269
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	633,040	6,710,225
Columbia Disciplined Value Fund, Institutional 3 Class(a)	783,209	6,414,480
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	479,994	7,199,918
Total		33,715,372
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	7,543	145,798
Total Equity Funds (Cost $37,845,022)		42,032,852

Fixed Income Funds 57.3%
	Shares	Value ($)
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	263,715	2,964,158
High Yield 2.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	569,603	1,663,241
Columbia Income Opportunities Fund, Institutional 3 Class(a)	489,102	4,739,395
Total		6,402,636
Investment Grade 53.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	1,448,527	16,744,972
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,058,678	10,999,666
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	295,549	2,937,756
Columbia Quality Income Fund, Institutional 3 Class(a)	5,809,354	32,764,759
Columbia Short Term Bond Fund, Institutional 3 Class(a)	1,607,724	16,029,012
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,424,550	14,117,289
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,538,244	31,575,751
Total		125,169,205
Total Fixed Income Funds (Cost $126,838,019)		134,535,999

Money Market Funds 14.9%

Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(c)	697,113	697,113
Columbia Short-Term Cash Fund, 0.177%(a),(c)	34,451,002	34,451,002
Total Money Market Funds (Cost $35,148,212)		35,148,115
Total Investments in Securities (Cost: $221,072,836)		232,059,859
Other Assets & Liabilities, Net		2,898,393
Net Assets		234,958,252

At July 31, 2020, securities and/or cash totaling $2,709,196 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
46,000 AUD	31,619 USD	JPMorgan	08/19/2020	—	(1,248)
166,000 DKK	25,114 USD	JPMorgan	08/19/2020	—	(1,152)
351,000 SEK	37,565 USD	JPMorgan	08/19/2020	—	(2,418)
31,977 USD	28,000 EUR	JPMorgan	08/19/2020	1,016	—
31,228 USD	25,000 GBP	JPMorgan	08/19/2020	1,500	—
19,291 USD	179,000 NOK	JPMorgan	08/19/2020	377	—
Total				2,893	(4,818)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	56	09/2020	EUR	1,782,480	6,898	—
FTSE 100 Index	8	09/2020	GBP	470,920	—	(15,362)
FTSE/MIB Index	5	09/2020	EUR	477,425	4,818	—
Russell 2000 Index E-mini	8	09/2020	USD	591,120	39,558	—
U.S. Treasury 10-Year Note	195	09/2020	USD	27,315,234	222,598	—
U.S. Ultra Treasury Bond	35	09/2020	USD	7,969,063	304,736	—
Total					578,608	(15,362)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(36)	09/2020	USD	(3,264,480)	—	(111,532)
MSCI Emerging Markets Index	(59)	09/2020	USD	(3,154,435)	—	(324,001)
S&P 500 Index E-mini	(4)	09/2020	USD	(652,700)	—	(4,990)
TOPIX Index	(8)	09/2020	JPY	(119,720,000)	48,539	—
Total					48,539	(440,523)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	1.911	USD	2,206,850	206,340	—	—	206,340	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.700	USD	19,749,000	254,239	—	—	254,239	—
Total								460,579	—	—	460,579	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	589,800	141,990	(835,024)	103,234	—	—	(151,450)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	3,474,101	480,664	(273,602)	170,317	3,851,480	—	84,518	—	134,385
Columbia Contrarian Europe Fund, Institutional 3 Class
	954,762	306,475	(1,176,612)	(84,625)	—	—	3,720	3,430	—
Columbia Corporate Income Fund, Institutional 3 Class
	15,516,441	555,011	(253,579)	927,099	16,744,972	—	27,288	222,322	1,448,527
Columbia Disciplined Core Fund, Institutional 3 Class
	8,667,152	1,130,837	(571,134)	312,414	9,539,269	—	71,950	—	782,549
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,964,849	827,290	(784,420)	702,506	6,710,225	—	140,091	—	633,040
Columbia Disciplined Value Fund, Institutional 3 Class
	6,324,160	1,026,578	(485,146)	(451,112)	6,414,480	—	(85,171)	—	783,209
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,813,243	290,540	(108,369)	(31,256)	2,964,158	—	(3,743)	47,631	263,715
Columbia Emerging Markets Fund, Institutional 3 Class
	2,424,546	521,381	(197,516)	283,579	3,031,990	—	99,442	—	198,429
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	294,114	552,700	(149,701)	—	697,113	—	—	650	697,113
Columbia High Yield Bond Fund, Institutional 3 Class
	1,682,577	54,090	(49,136)	(24,290)	1,663,241	—	(3,051)	41,879	569,603
Columbia Income Opportunities Fund, Institutional 3 Class
	4,405,522	506,047	(54,503)	(117,671)	4,739,395	—	(881)	97,548	489,102
Columbia Inflation Protected Securities Fund
	4,462,253	55,953	(4,274,545)	(243,661)	—	—	221,733	34,288	—
Columbia Limited Duration Credit Fund, Institutional 3 Class
	10,440,178	485,062	(174,016)	248,442	10,999,666	—	(678)	107,739	1,058,678
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	3,053,685	132,189	(189,219)	(58,899)	2,937,756	—	(10,225)	55,721	295,549
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	1,767,365	—	—	(26,415)	1,740,950	—	—	—	240,131
Columbia Multi-Asset Income Fund, Institutional 3 Class
	9,934,893	282,460	—	(449,728)	9,767,625	—	—	282,460	1,058,248
Columbia Overseas Core Fund, Institutional 3 Class
	2,522,703	1,648,820	(219,775)	40,401	3,992,149	26,108	(14,929)	—	435,824
Columbia Overseas Value Fund, Institutional 3 Class
	864,999	404,085	(58,368)	(63,173)	1,147,543	6,375	(9,737)	—	142,552
Columbia Quality Income Fund, Institutional 3 Class
	32,262,087	1,589,746	(1,299,050)	211,976	32,764,759	—	428	434,428	5,809,354
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,412,639	1,146,496	(429,758)	70,541	7,199,918	182,797	93,129	65,378	479,994
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Term Bond Fund, Institutional 3 Class
	15,715,831	742,032	(324,243)	(104,608)	16,029,012	—	(3,552)	217,853	1,607,724
Columbia Short-Term Cash Fund, 0.177%
	29,872,121	15,370,300	(10,790,352)	(1,067)	34,451,002	—	470	111,170	34,451,002
Columbia Small Cap Index Fund, Institutional 3 Class
	163,695	2,046	—	(19,943)	145,798	1,959	—	86	7,543
Columbia Total Return Bond Fund, Institutional 3 Class
	13,430,843	286,510	(359,537)	759,473	14,117,289	—	7,902	177,656	1,424,550
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	29,617,399	1,972,282	(1,744,642)	1,730,712	31,575,751	—	118,264	249,628	2,538,244
Total	213,631,958			3,884,246	223,225,541	217,239	585,518	2,149,867

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2020 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	11,508,575	—	—	11,508,575
Common Stocks
Communication Services	67,146	361,370	—	428,516
Consumer Discretionary	330,798	684,745	—	1,015,543
Consumer Staples	170,755	707,956	—	878,711
Energy	53,170	190,777	—	243,947
Financials	395,070	981,447	—	1,376,517
Health Care	551,912	837,004	—	1,388,916
Industrials	386,887	918,940	—	1,305,827
Information Technology	421,990	514,532	—	936,522
Materials	93,498	464,711	—	558,209
Real Estate	173,354	159,638	—	332,992
Utilities	87,749	280,869	—	368,618
Total Common Stocks	2,732,329	6,101,989	—	8,834,318
Equity Funds	42,032,852	—	—	42,032,852
Fixed Income Funds	134,535,999	—	—	134,535,999
Money Market Funds	35,148,115	—	—	35,148,115
Total Investments in Securities	225,957,870	6,101,989	—	232,059,859
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,893	—	2,893
Futures Contracts	627,147	—	—	627,147
Swap Contracts	—	460,579	—	460,579
Liability
Forward Foreign Currency Exchange Contracts	—	(4,818)	—	(4,818)
Futures Contracts	(455,885)	—	—	(455,885)
Total	226,129,132	6,560,643	—	232,689,775
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.9%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,399,215
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,344,484	21,639,591
Total Alternative Strategies Funds (Cost $27,610,836)		25,038,806

Common Stocks 2.7%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.0%
Cogent Communications Holdings, Inc.	315	28,385
Consolidated Communications Holdings, Inc.(b)	2,625	19,162
Nippon Telegraph & Telephone Corp.	4,100	95,167
United Internet AG	1,151	52,229
Total		194,943
Entertainment 0.0%
Glu Mobile, Inc.(b)	700	6,608
Nexon Co., Ltd.	2,800	71,937
Nintendo Co., Ltd.	300	131,943
Total		210,488
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	3,450	8,625
EverQuote, Inc., Class A(b)	100	5,445
Yelp, Inc.(b)	95	2,373
Total		16,443
Media 0.1%
Gray Television, Inc.(b)	620	8,891
ITV PLC	48,876	36,042
National CineMedia, Inc.	1,475	3,643
Publicis Groupe SA(b)	823	26,316
TechTarget, Inc.(b)	785	28,488
Telenet Group Holding NV	805	31,228
WPP PLC	10,346	76,729
Total		211,337
Wireless Telecommunication Services 0.0%
KDDI Corp.	900	28,618
Total Communication Services		661,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.0%
Cie Generale des Etablissements Michelin CSA	1,153	119,412
Continental AG	476	45,981
Modine Manufacturing Co.(b)	975	5,304
Total		170,697
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	345	13,130
Perdoceo Education Corp.(b)	1,370	19,728
Strategic Education, Inc.	66	8,330
WW International, Inc.(b)	560	14,437
Total		55,625
Hotels, Restaurants & Leisure 0.0%
Brinker International, Inc.	220	5,916
Jack in the Box, Inc.	275	22,580
Marriott Vacations Worldwide Corp.	328	27,769
Papa John’s International, Inc.	314	29,726
Wingstop, Inc.	87	13,594
Total		99,585
Household Durables 0.1%
Berkeley Group Holdings PLC	2,554	148,185
M/I Homes, Inc.(b)	475	19,774
Meritage Homes Corp.(b)	345	34,217
Sekisui House Ltd.	6,900	126,020
Sony Corp.	1,700	132,082
Taylor Morrison Home Corp., Class A(b)	1,310	30,720
TopBuild Corp.(b)	214	28,231
TRI Pointe Group, Inc.(b)	1,720	28,758
Total		547,987
Internet & Direct Marketing Retail 0.0%
PetMed Express, Inc.	265	8,268
Stamps.com, Inc.(b)	124	32,275
Total		40,543
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	190	11,168
Sega Sammy Holdings, Inc.	6,100	68,769
Total		79,937
Multiline Retail 0.0%
Don Quijote Holdings Co., Ltd.	1,200	27,198
Next PLC	375	26,468
Total		53,666
Specialty Retail 0.1%
Asbury Automotive Group, Inc.(b)	192	19,229
Camping World Holdings, Inc., Class A	585	21,423
Hennes & Mauritz	2,731	42,569
Hudson Ltd., Class A(b)	1,800	7,884
Industria de Diseno Textil SA	3,339	88,476
Kingfisher PLC	9,605	30,353
Lithia Motors, Inc., Class A	138	31,623
Restoration Hardware Holdings, Inc.(b)	103	29,605
Sleep Number Corp.(b)	470	21,855
Sportsman’s Warehouse Holdings, Inc.(b)	1,260	20,273
Winmark Corp.	46	7,313
Yamada Denki Co., Ltd.	6,100	26,465
Zumiez, Inc.(b)	135	3,119
Total		350,187
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.(b)	92	19,251
Lakeland Industries, Inc.(b)	620	14,669
Pandora A/S	2,616	166,381
Total		200,301
Total Consumer Discretionary		1,598,528
Consumer Staples 0.3%
Beverages 0.1%
Carlsberg A/S, Class B	944	139,419
Coca-Cola European Partners PLC	2,814	115,852
Total		255,271
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Coles Group Ltd.	12,042	156,121
Ingles Markets, Inc., Class A	525	21,131
Koninklijke Ahold Delhaize NV	5,004	144,120
Lawson, Inc.	800	39,837
SpartanNash Co.	1,190	25,020
Weis Markets, Inc.	150	7,473
Welcia Holdings Co., Ltd.	1,100	100,798
Total		494,500
Food Products 0.0%
John B. Sanfilippo & Son, Inc.	244	21,513
Nestlé SA, Registered Shares	972	115,592
Seneca Foods Corp., Class A(b)	175	6,857
Total		143,962
Household Products 0.0%
Essity AB, Class B(b)	1,257	41,474
Personal Products 0.0%
Edgewell Personal Care Co.(b)	490	14,646
Medifast, Inc.	183	30,585
Unilever PLC	178	10,599
Usana Health Sciences, Inc.(b)	293	23,786
Total		79,616
Tobacco 0.1%
British American Tobacco PLC	4,484	148,189
Imperial Brands PLC	567	9,447
Japan Tobacco, Inc.	600	10,255
Swedish Match AB	2,227	171,588
Vector Group Ltd.	700	6,174
Total		345,653
Total Consumer Staples		1,360,476
Energy 0.1%
Energy Equipment & Services 0.0%
Helix Energy Solutions Group, Inc.(b)	1,550	6,495
Matrix Service Co.(b)	1,705	14,927
Patterson-UTI Energy, Inc.	6,300	24,412
Total		45,834

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	1,461	27,386
CNX Resources Corp.(b)	1,025	9,891
Comstock Resources, Inc.(b)	650	3,484
DHT Holdings, Inc.	1,225	6,958
Dorian LPG Ltd.(b)	240	2,050
ENI SpA	3,158	28,131
Montage Resources Corp.(b)	1,250	5,362
OMV AG(b)	1,027	32,435
Royal Dutch Shell PLC, Class B	10,692	150,078
Santos Ltd.	14,436	53,923
Scorpio Tankers, Inc.	190	2,512
W&T Offshore, Inc.(b)	1,050	2,373
World Fuel Services Corp.	395	9,294
Total		333,877
Total Energy		379,711
Financials 0.4%
Banks 0.2%
Bancorp, Inc. (The)(b)	2,425	22,868
Bank Leumi Le-Israel BM	5,560	28,186
BNP Paribas SA(b)	3,108	125,388
Bridge Bancorp, Inc.	290	5,246
Camden National Corp.	320	10,141
Chiba Bank Ltd. (The)	15,500	71,019
Customers Bancorp, Inc.(b)	1,151	13,639
DBS Group Holdings Ltd.	3,800	54,893
First BanCorp	3,200	17,408
First Foundation, Inc.	1,420	21,825
First of Long Island Corp. (The)	220	3,280
Fulton Financial Corp.	1,120	10,864
Great Southern Bancorp, Inc.	300	10,821
Hilltop Holdings, Inc.	1,330	25,895
Independent Bank Corp.	1,610	22,484
International Bancshares Corp.	690	20,990
Investors Bancorp, Inc.	2,550	20,706
Japan Post Bank Co., Ltd.	13,500	100,715
Mediobanca Banca di Credito Finanziario SpA	2,400	19,382
Mercantile Bank Corp.	240	5,110
Metropolitan Bank Holding Corp.(b)	75	2,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Midland States Bancorp, Inc.	540	7,609
Nicolet Bankshares, Inc.(b)	150	8,403
Preferred Bank	450	16,762
QCR Holdings, Inc.	735	21,962
Raiffeisen Bank International AG(b)	1,950	33,544
Simmons First National Corp., Class A	1,540	25,549
Sumitomo Mitsui Trust Holdings, Inc.	2,900	74,455
Total		801,362
Capital Markets 0.1%
Artisan Partners Asset Management, Inc., Class A	855	30,977
Cohen & Steers, Inc.	400	24,072
Federated Hermes, Inc., Class B	990	26,096
Houlihan Lokey, Inc.	135	7,398
Nomura Holdings, Inc.	14,100	66,357
Singapore Exchange	16,800	100,217
Standard Life Aberdeen PLC	32,346	105,281
Waddell & Reed Financial, Inc., Class A	1,500	21,885
Total		382,283
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	75	2,740
Insurance 0.1%
Ageas SA/NV	1,533	57,390
Allianz SE, Registered Shares	986	204,570
American Equity Investment Life Holding Co.	500	12,725
AMERISAFE, Inc.	38	2,411
Assicurazioni Generali SpA	7,732	116,101
CNO Financial Group, Inc.	190	2,869
CNP Assurances(b)	6,643	80,685
Dai-ichi Life Holdings, Inc.	3,100	36,569
Genworth Financial, Inc., Class A(b)	2,850	5,814
Horace Mann Educators Corp.	460	17,287
Japan Post Insurance Co., Ltd.	6,100	81,095
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	73	19,350
Selective Insurance Group, Inc.	75	4,075
Stewart Information Services Corp.	645	27,058
Swiss Life Holding AG, Registered Shares	346	126,443
Total		794,442

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	2,325	21,227
ARMOUR Residential REIT, Inc.	425	3,970
Great Ajax Corp.	725	6,249
KKR Real Estate Finance Trust, Inc.	180	2,997
Total		34,443
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	745	26,693
Federal Agricultural Mortgage Corp.	334	19,876
Flagstar Bancorp, Inc.	880	27,615
Meridian Bancorp, Inc.	650	7,413
Meta Financial Group, Inc.	1,235	23,045
NMI Holdings, Inc., Class A(b)	830	12,882
Radian Group, Inc.	1,570	23,425
Total		140,949
Total Financials		2,156,219
Health Care 0.4%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	439	18,249
Acceleron Pharma, Inc.(b)	110	10,909
Arcutis Biotherapeutics, Inc.(b)	476	12,709
Arena Pharmaceuticals, Inc.(b)	515	31,616
Arrowhead Pharmaceuticals, Inc.(b)	220	9,475
Atara Biotherapeutics, Inc.(b)	440	5,452
BeiGene Ltd., ADR(b)	182	38,038
BELLUS Health, Inc.(b)	541	1,417
Black Diamond Therapeutics, Inc.(b)	412	11,462
bluebird bio, Inc.(b)	168	10,198
Blueprint Medicines Corp.(b)	200	14,636
CSL Ltd.	277	53,877
Dynavax Technologies Corp.(b)	2,030	16,463
Fate Therapeutics, Inc.(b)	480	15,010
Gossamer Bio, Inc.(b)	420	5,006
Immunomedics, Inc.(b)	575	24,282
Insmed, Inc.(b)	1,055	27,557
Iovance Biotherapeutics, Inc.(b)	210	6,105
Karuna Therapeutics, Inc.(b)	45	3,681
Mirati Therapeutics, Inc.(b)	175	21,229
Common Stocks (continued)
Issuer	Shares	Value ($)
Momenta Pharmaceuticals, Inc.(b)	255	7,520
Novavax, Inc.(b)	105	15,025
Precision BioSciences, Inc.(b)	796	5,063
Revolution Medicines, Inc.(b)	503	12,132
Rubius Therapeutics, Inc.(b)	630	3,093
Sage Therapeutics, Inc.(b)	286	13,033
Sarepta Therapeutics, Inc.(b)	117	17,962
SpringWorks Therapeutics, Inc.(b)	557	23,745
TCR2 Therapeutics, Inc.(b)	790	13,232
Turning Point Therapeutics, Inc.(b)	300	17,769
uniQure NV(b)	235	9,807
Vir Biotechnology, Inc.(b)	165	7,880
Xencor, Inc.(b)	255	7,673
Zentalis Pharmaceuticals, Inc.(b)	193	6,659
Total		497,964
Health Care Equipment & Supplies 0.0%
CONMED Corp.	97	8,006
Electromed, Inc.(b)	180	2,986
Hoya Corp.	200	19,724
Integer Holdings Corp.(b)	370	24,335
Invacare Corp.	1,075	7,568
Lantheus Holdings, Inc.(b)	1,510	20,355
Natus Medical, Inc.(b)	1,130	20,996
Varex Imaging Corp.(b)	790	12,387
Total		116,357
Health Care Providers & Services 0.0%
Corvel Corp.(b)	170	13,513
Ensign Group, Inc. (The)	185	8,508
Fresenius Medical Care AG & Co. KGaA(b)	129	11,365
Magellan Health, Inc.(b)	362	26,850
Medipal Holdings Corp.	3,800	69,592
Owens & Minor, Inc.	1,780	28,622
Providence Service Corp. (The)(b)	295	23,898
Tenet Healthcare Corp.(b)	1,030	27,233
Triple-S Management Corp., Class B(b)	1,160	22,574
Total		232,155
Health Care Technology 0.0%
Omnicell, Inc.(b)	197	13,847

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.0%
Fluidigm(b)	750	5,280
Medpace Holdings, Inc.(b)	247	29,479
Pacific Biosciences of California, Inc.(b)	6,050	22,567
Total		57,326
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	390	4,508
Amneal Pharmaceuticals, Inc.(b)	4,650	20,135
Amphastar Pharmaceuticals, Inc.(b)	980	19,620
Astellas Pharma, Inc.	9,900	154,420
Bayer AG, Registered Shares	1,527	101,444
GlaxoSmithKline PLC	9,459	188,426
GW Pharmaceuticals PLC, ADR(b)	163	20,804
Hikma Pharmaceuticals PLC	1,094	30,655
Novartis AG, Registered Shares	2,985	245,866
Odonate Therapeutics, Inc.(b)	475	17,276
Orion Oyj, Class B	2,293	100,042
Osmotica Pharmaceuticals PLC(b)	675	3,611
Phibro Animal Health Corp., Class A	745	17,280
Prestige Consumer Healthcare, Inc.(b)	685	25,475
Reata Pharmaceuticals, Inc., Class A(b)	89	13,145
Roche Holding AG, Genusschein Shares	892	308,950
Supernus Pharmaceuticals, Inc.(b)	325	7,236
Total		1,278,893
Total Health Care		2,196,542
Industrials 0.4%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	315	16,663
Airlines 0.0%
Skywest, Inc.	215	5,657
Building Products 0.0%
Builders FirstSource, Inc.(b)	800	18,952
Caesarstone Ltd.	1,845	21,162
CSW Industrials, Inc.	312	20,839
Insteel Industries, Inc.	1,160	21,622
Quanex Building Products Corp.	1,525	21,426
UFP Industries, Inc.	585	34,059
Total		138,060
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Brady Corp., Class A	540	24,824
Herman Miller, Inc.	315	7,380
HNI Corp.	895	26,581
Matthews International Corp., Class A	280	6,048
Tetra Tech, Inc.	52	4,610
Total		69,443
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	566	13,129
Aegion Corp.(b)	650	10,023
Bouygues SA(b)	3,430	121,170
MasTec, Inc.(b)	565	22,476
Obayashi Corp.	13,300	118,748
Shimizu Corp.	3,100	22,223
Skanska AB, Class B(b)	7,304	147,440
Total		455,209
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	785	20,936
Schneider Electric SE	1,764	202,267
Thermon(b)	350	4,742
Total		227,945
Machinery 0.1%
Astec Industries, Inc.	505	22,467
Columbus McKinnon Corp.	130	4,307
GEA Group AG	4,426	159,759
KONE OYJ, Class B	436	34,622
Lydall, Inc.(b)	360	5,832
Mueller Industries, Inc.	930	26,003
REV Group, Inc.	1,225	7,963
Rexnord Corp.	870	25,204
SPX Corp.(b)	400	16,800
Total		302,957
Marine 0.0%
Costamare, Inc.	2,900	13,195
Kuehne & Nagel International AG(b)	268	46,200
Total		59,395

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.1%
Adecco Group AG, Registered Shares	2,737	129,334
Barrett Business Services, Inc.	303	15,962
Heidrick & Struggles International, Inc.	770	15,577
Kforce, Inc.	815	23,505
Randstad NV	1,770	85,256
Wolters Kluwer NV	817	64,345
Total		333,979
Road & Rail 0.0%
ArcBest Corp.	705	21,425
Aurizon Holdings Ltd.	37,921	120,928
Werner Enterprises, Inc.	420	18,474
Total		160,827
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	350	22,092
BMC Stock Holdings, Inc.(b)	730	18,688
Foundation Building Materials, Inc.(b)	200	2,746
GMS, Inc.(b)	1,085	25,422
ITOCHU Corp.	6,400	140,328
MRC Global, Inc.(b)	3,655	21,747
Rush Enterprises, Inc., Class A	515	24,504
Veritiv Corp.(b)	1,350	20,668
Total		276,195
Total Industrials		2,046,330
Information Technology 0.3%
Electronic Equipment, Instruments & Components 0.0%
Benchmark Electronics, Inc.	1,000	20,360
Methode Electronics, Inc.	815	22,983
Plexus Corp.(b)	380	28,230
Rogers Corp.(b)	228	27,175
Sanmina Corp.(b)	980	29,087
Scansource, Inc.(b)	1,020	23,409
Vishay Intertechnology, Inc.	1,600	25,104
Total		176,348
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.1%
Capgemini SE	1,159	150,316
Endurance International Group Holdings Inc(b)	3,550	20,129
EVERTEC, Inc.	785	24,374
Hackett Group	1,270	17,513
MAXIMUS, Inc.	287	21,298
NEC Corp.	300	16,808
NIC, Inc.	1,115	24,441
Nomura Research Institute Ltd.	4,300	113,492
Perspecta, Inc.	1,300	27,820
TTEC Holdings, Inc.	555	26,340
Total		442,531
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	1,400	76,439
Amkor Technology, Inc.(b)	1,980	26,918
Formfactor, Inc.(b)	385	11,103
NeoPhotonics Corp.(b)	2,325	21,181
Photronics, Inc.(b)	375	4,455
STMicroelectronics NV	485	13,627
Synaptics, Inc.(b)	408	32,648
Tokyo Electron Ltd.	600	166,030
Ultra Clean Holdings, Inc.(b)	1,110	33,400
Total		385,801
Software 0.1%
ChannelAdvisor Corp.(b)	1,300	26,481
Check Point Software Technologies Ltd.(b)	504	63,176
j2 Global, Inc.(b)	380	21,554
MicroStrategy, Inc., Class A(b)	27	3,346
Progress Software Corp.	725	25,273
Qualys, Inc.(b)	281	34,698
SPS Commerce, Inc.(b)	321	24,130
Trend Micro, Inc.	1,800	105,568
Xperi Holding Corp.	1,470	27,107
Total		331,333
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	1,933	141,009
Total Information Technology		1,477,022

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Chemicals 0.1%
Chase Corp.	59	5,933
Covestro AG	607	23,556
Innospec, Inc.	237	17,815
Kraton Performance Polymers, Inc.(b)	600	7,890
Mitsubishi Chemical Holdings Corp.	2,100	11,283
Nitto Denko Corp.	1,400	79,353
Yara International ASA	654	27,588
Total		173,418
Construction Materials 0.0%
CRH PLC	1,447	52,683
Forterra, Inc.(b)	1,720	22,343
Total		75,026
Metals & Mining 0.1%
Anglo American PLC	2,644	64,006
BHP Group Ltd.	2,440	64,242
Commercial Metals Co.	1,420	29,366
Fortescue Metals Group Ltd.	14,313	178,157
Rio Tinto PLC	3,470	211,227
Total		546,998
Paper & Forest Products 0.0%
Boise Cascade Co.	620	28,886
Schweitzer-Mauduit International, Inc.	740	24,072
Verso Corp., Class A	1,650	20,147
Total		73,105
Total Materials		868,547
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
CorEnergy Infrastructure Trust, Inc.	623	5,458
EastGroup Properties, Inc.	267	35,420
Innovative Industrial Properties, Inc.	30	3,127
Investors Real Estate Trust	328	23,714
Lexington Realty Trust	2,515	29,174
New Senior Investment Group, Inc.	6,750	22,950
Office Properties Income Trust	1,000	25,150
Piedmont Office Realty Trust, Inc.	620	10,050
QTS Realty Trust Inc., Class A	465	33,457
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail Value, Inc.	1,835	23,231
Stockland	22,899	51,754
Uniti Group, Inc.	2,925	28,958
Total		292,443
Real Estate Management & Development 0.0%
CK Asset Holdings Ltd.	11,500	63,856
Henderson Land Development Co., Ltd.	12,000	44,910
Hulic Co., Ltd.	3,700	31,804
Kerry Properties Ltd.	4,500	10,708
Nomura Real Estate Holdings, Inc.	2,400	39,679
RE/MAX Holdings, Inc., Class A	690	22,335
Realogy Holdings Corp.	1,625	14,723
RMR Group, Inc. (The), Class A	261	7,506
Total		235,521
Total Real Estate		527,964
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	5,355	152,761
Enel SpA	1,582	14,492
Otter Tail Corp.	135	5,164
Portland General Electric Co.	616	27,184
Total		199,601
Gas Utilities 0.0%
Chesapeake Utilities Corp.	176	14,870
Naturgy Energy Group SA	2,122	39,486
ONE Gas, Inc.	125	9,463
Southwest Gas Holdings, Inc.	395	27,508
Total		91,327
Independent Power and Renewable Electricity Producers 0.0%
Atlantic Power Corp.(b)	1,900	3,724
Meridian Energy Ltd.	13,517	43,887
Uniper SE	1,225	42,291
Total		89,902

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.0%
AGL Energy Ltd.	10,271	121,665
Avista Corp.	605	22,464
NorthWestern Corp.	205	11,533
Unitil Corp.	520	22,438
Veolia Environnement SA	656	15,027
Total		193,127
Total Utilities		573,957
Total Common Stocks (Cost $13,345,518)		13,847,125

Equity Funds 28.5%
	Shares	Value ($)
International 6.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	440,954	6,737,783
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,300,321	21,070,939
Columbia Overseas Value Fund, Institutional 3 Class(a)	669,102	5,386,271
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	129,843	1,432,170
Total		34,627,163
U.S. Large Cap 20.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	540,525	15,491,448
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,111,965	25,744,850
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,225,406	12,989,309
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,720,871	22,283,932
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	168,653	9,080,278
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,372,506	20,587,584
Total		106,177,401
U.S. Small Cap 1.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	260,679	5,038,927
Total Equity Funds (Cost $135,959,839)		145,843,491

Fixed Income Funds 48.6%
	Shares	Value ($)
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	821,541	9,234,123
High Yield 3.5%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,859,039	18,014,086
Investment Grade 43.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,247,633	25,982,638
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,142,825	11,873,947
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	757,468	7,529,237
Columbia Quality Income Fund, Institutional 3 Class(a)	12,057,855	68,006,303
Columbia Short Term Bond Fund, Institutional 3 Class(a)	2,506,065	24,985,464
Columbia Total Return Bond Fund, Institutional 3 Class(a)	2,707,067	26,827,036
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,509,363	56,096,474
Total		221,301,099
Total Fixed Income Funds (Cost $235,360,586)		248,549,308

Money Market Funds 13.8%

Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(c)	1,767,012	1,767,012
Columbia Short-Term Cash Fund, 0.177%(a),(c)	68,792,586	68,792,586
Total Money Market Funds (Cost $70,556,784)		70,559,598
Total Investments in Securities (Cost: $482,833,563)		503,838,328
Other Assets & Liabilities, Net		7,849,543
Net Assets		511,687,871

At July 31, 2020, securities and/or cash totaling $7,741,200 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
70,000 AUD	48,116 USD	JPMorgan	08/19/2020	—	(1,899)
254,000 DKK	38,421 USD	JPMorgan	08/19/2020	—	(1,770)
537,000 SEK	57,471 USD	JPMorgan	08/19/2020	—	(3,699)
49,108 USD	43,000 EUR	JPMorgan	08/19/2020	1,560	—
48,724 USD	39,000 GBP	JPMorgan	08/19/2020	2,331	—
29,528 USD	274,000 NOK	JPMorgan	08/19/2020	578	—
Total				4,469	(7,368)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	122	09/2020	EUR	3,883,260	76,337	—
FTSE 100 Index	53	09/2020	GBP	3,119,845	—	(101,766)
FTSE/MIB Index	16	09/2020	EUR	1,527,760	15,417	—
Russell 2000 Index E-mini	30	09/2020	USD	2,216,700	148,066	—
S&P 500 Index E-mini	119	09/2020	USD	19,417,825	1,297,930	—
U.S. Treasury 10-Year Note	366	09/2020	USD	51,268,594	411,129	—
U.S. Ultra Treasury Bond	63	09/2020	USD	14,344,313	548,524	—
Total					2,497,403	(101,766)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(56)	09/2020	USD	(5,078,080)	—	(173,494)
MSCI Emerging Markets Index	(169)	09/2020	USD	(9,035,585)	—	(787,378)
Total					—	(960,872)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	1.911	USD	5,115,750	478,320	—	—	478,320	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.700	USD	47,712,000	580,579	—	—	580,579	—
Total								1,058,899	—	—	1,058,899	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	1,818,392	117,429	(2,423,279)	487,458	—	—	(625,771)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	15,110,258	378,771	(501,130)	503,549	15,491,448	—	195,876	—	540,525
Columbia Contrarian Europe Fund, Institutional 3 Class
	10,985,462	633,880	(11,322,522)	(296,820)	—	—	(3,055)	31,370	—
Columbia Corporate Income Fund, Institutional 3 Class
	24,801,760	598,278	(792,659)	1,375,259	25,982,638	—	38,139	346,142	2,247,633
Columbia Disciplined Core Fund, Institutional 3 Class
	26,661,915	543,308	(1,490,067)	29,694	25,744,850	—	422,115	—	2,111,965
Columbia Disciplined Growth Fund, Institutional 3 Class
	13,027,718	230,872	(1,393,028)	1,123,747	12,989,309	—	242,920	—	1,225,406
Columbia Disciplined Value Fund, Institutional 3 Class
	24,504,610	1,048,715	(875,292)	(2,394,101)	22,283,932	—	(86,675)	—	2,720,871
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	9,845,044	269,186	(752,271)	(127,836)	9,234,123	—	(117,725)	155,070	821,541
Columbia Emerging Markets Fund, Institutional 3 Class
	6,310,174	271,181	(321,948)	478,376	6,737,783	—	186,798	—	440,954
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	1,026,952	1,002,685	(262,625)	—	1,767,012	—	—	1,780	1,767,012
Columbia Income Opportunities Fund, Institutional 3 Class
	18,443,318	516,344	(323,522)	(622,054)	18,014,086	—	(14,265)	386,018	1,859,039
Columbia Inflation Protected Securities Fund
	5,147,202	38,064	(4,888,392)	(296,874)	—	—	268,170	38,063	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	8,785,740	209,389	(780,394)	865,543	9,080,278	—	351,092	—	168,653
Columbia Limited Duration Credit Fund, Institutional 3 Class
	11,784,069	352,862	(536,592)	273,608	11,873,947	—	(16,143)	118,450	1,142,825
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	7,648,451	310,467	(282,269)	(147,412)	7,529,237	—	(1,998)	138,486	757,468
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	—	(51,575)	3,399,215	—	—	—	468,857
Columbia Multi-Asset Income Fund, Institutional 3 Class
	22,010,164	625,773	—	(996,346)	21,639,591	—	—	625,773	2,344,484
Columbia Overseas Core Fund, Institutional 3 Class
	11,495,880	11,652,331	(1,248,641)	(828,631)	21,070,939	95,385	(159,161)	—	2,300,321
Columbia Overseas Value Fund, Institutional 3 Class
	5,875,351	353,626	(37,074)	(805,632)	5,386,271	29,388	4,934	—	669,102
Columbia Pacific/Asia Fund, Institutional 3 Class
	1,066,864	238,258	(7,533)	134,581	1,432,170	—	1,001	—	129,843
Columbia Quality Income Fund, Institutional 3 Class
	70,065,148	1,617,588	(4,083,170)	406,737	68,006,303	—	55,389	921,385	12,057,855
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	20,000,287	1,270,659	(560,820)	(122,542)	20,587,584	520,335	181,032	186,100	1,372,506
Columbia Short Term Bond Fund, Institutional 3 Class
	25,615,032	595,596	(1,040,554)	(184,610)	24,985,464	—	(5,646)	346,603	2,506,065
Columbia Short-Term Cash Fund, 0.177%
	63,837,700	42,656,527	(37,701,330)	(311)	68,792,586	—	1,783	225,300	68,792,586
Columbia Small Cap Index Fund, Institutional 3 Class
	5,657,477	70,689	—	(689,239)	5,038,927	67,720	—	2,969	260,679
Columbia Total Return Bond Fund, Institutional 3 Class
	26,522,469	428,062	(1,545,284)	1,421,789	26,827,036	—	19,484	340,213	2,707,067
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	55,641,306	2,113,740	(4,732,427)	3,073,855	56,096,474	—	360,755	456,778	4,509,363
Total	497,139,533			2,610,213	489,991,203	712,828	1,299,049	4,320,500

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2020 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	25,038,806	—	—	25,038,806
Common Stocks
Communication Services	111,620	550,209	—	661,829
Consumer Discretionary	550,169	1,048,359	—	1,598,528
Consumer Staples	273,037	1,087,439	—	1,360,476
Energy	87,758	291,953	—	379,711
Financials	654,579	1,501,640	—	2,156,219
Health Care	912,181	1,284,361	—	2,196,542
Industrials	640,581	1,405,749	—	2,046,330
Information Technology	693,733	783,289	—	1,477,022
Materials	156,452	712,095	—	868,547
Real Estate	285,253	242,711	—	527,964
Utilities	144,348	429,609	—	573,957
Total Common Stocks	4,509,711	9,337,414	—	13,847,125
Equity Funds	145,843,491	—	—	145,843,491
Fixed Income Funds	248,549,308	—	—	248,549,308
Money Market Funds	70,559,598	—	—	70,559,598
Total Investments in Securities	494,500,914	9,337,414	—	503,838,328
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,469	—	4,469
Futures Contracts	2,497,403	—	—	2,497,403
Swap Contracts	—	1,058,899	—	1,058,899
Liability
Forward Foreign Currency Exchange Contracts	—	(7,368)	—	(7,368)
Futures Contracts	(1,062,638)	—	—	(1,062,638)
Total	495,935,679	10,393,414	—	506,329,093
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.2%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,857	3,399,215
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	6,204,384	57,266,462
Total Alternative Strategies Funds (Cost $64,055,375)		60,665,677

Common Stocks 2.2%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Cogent Communications Holdings, Inc.	1,560	140,572
Consolidated Communications Holdings, Inc.(b)	13,000	94,900
Hellenic Telecommunications Organization SA	3,281	48,275
Nippon Telegraph & Telephone Corp.	5,900	136,948
Ooredoo QPSC	11,626	21,531
Telekom Malaysia Bhd	63,700	60,114
United Internet AG	892	40,476
Total		542,816
Entertainment 0.0%
Glu Mobile, Inc.(b)	3,400	32,096
NetEase, Inc., ADR	142	65,096
Total		97,192
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	16,800	42,000
EverQuote, Inc., Class A(b)	500	27,225
Kakao Corp.	95	27,561
Momo, Inc., ADR	2,240	41,373
Tencent Holdings Ltd.	1,300	89,178
Yelp, Inc.(b)	475	11,865
Total		239,202
Media 0.0%
Gray Television, Inc.(b)	3,050	43,737
National CineMedia, Inc.	7,300	18,031
TechTarget, Inc.(b)	3,900	141,531
WPP PLC	7,369	54,651
Total		257,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
America Movil SAB de CV	129,402	81,694
NTT DoCoMo, Inc.	2,200	60,568
Total		142,262
Total Communication Services		1,279,422
Consumer Discretionary 0.3%
Auto Components 0.0%
Hyundai Mobis Co., Ltd.	52	8,998
Magna International, Inc.	3,272	151,233
Modine Manufacturing Co.(b)	4,750	25,840
Total		186,071
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	144,000	70,224
Peugeot SA(b)	5,866	94,294
Total		164,518
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	1,700	64,702
Perdoceo Education Corp.(b)	6,750	97,200
Strategic Education, Inc.	325	41,018
WW International, Inc.(b)	2,775	71,540
Total		274,460
Hotels, Restaurants & Leisure 0.1%
Brinker International, Inc.	1,075	28,907
Jack in the Box, Inc.	1,360	111,670
Marriott Vacations Worldwide Corp.	1,620	137,149
Papa John’s International, Inc.	1,550	146,738
Sodexo SA	174	12,008
Wingstop, Inc.	430	67,188
Total		503,660
Household Durables 0.1%
Berkeley Group Holdings PLC	838	48,621
M/I Homes, Inc.(b)	2,325	96,790
Meritage Homes Corp.(b)	1,710	169,598
Sekisui House Ltd.	6,800	124,194
Sony Corp.	2,600	202,007
Taylor Morrison Home Corp., Class A(b)	6,450	151,253
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TopBuild Corp.(b)	1,060	139,835
TRI Pointe Group, Inc.(b)	8,500	142,120
Total		1,074,418
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	478	119,988
PetMed Express, Inc.	1,325	41,340
Stamps.com, Inc.(b)	615	160,072
Vipshop Holdings Ltd., ADR(b)	4,102	93,402
Total		414,802
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	950	55,841
Sega Sammy Holdings, Inc.	4,000	45,094
Total		100,935
Multiline Retail 0.0%
Canadian Tire Corp., Ltd., Class A	600	55,317
Don Quijote Holdings Co., Ltd.	2,200	49,863
Total		105,180
Specialty Retail 0.1%
Asbury Automotive Group, Inc.(b)	950	95,143
Camping World Holdings, Inc., Class A	2,900	106,198
Hudson Ltd., Class A(b)	9,000	39,420
Lithia Motors, Inc., Class A	685	156,968
Restoration Hardware Holdings, Inc.(b)	510	146,589
Sleep Number Corp.(b)	2,325	108,112
Sportsman’s Warehouse Holdings, Inc.(b)	6,250	100,562
Winmark Corp.	225	35,771
Yamada Denki Co., Ltd.	5,600	24,296
Zumiez, Inc.(b)	650	15,015
Total		828,074
Textiles, Apparel & Luxury Goods 0.0%
Deckers Outdoor Corp.(b)	455	95,209
Lakeland Industries, Inc.(b)	3,050	72,163
Pandora A/S	1,817	115,563
Total		282,935
Total Consumer Discretionary		3,935,053
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	2,505	103,131
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Coles Group Ltd.	5,591	72,486
Ingles Markets, Inc., Class A	2,600	104,650
Koninklijke Ahold Delhaize NV	6,087	175,311
Lawson, Inc.	1,100	54,777
Loblaw Companies Ltd.	100	5,188
SpartanNash Co.	5,900	124,047
Weis Markets, Inc.	750	37,365
Welcia Holdings Co., Ltd.	1,100	100,798
Total		674,622
Food Products 0.0%
JBS SA	10,800	44,864
John B. Sanfilippo & Son, Inc.	1,210	106,686
Nestlé SA, Registered Shares	110	13,081
Seneca Foods Corp., Class A(b)	875	34,282
Tingyi Cayman Islands Holding Corp.	8,000	14,914
Uni-President Enterprises Corp.	23,000	56,135
Total		269,962
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV	6,745	11,090
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,425	72,483
Medifast, Inc.	905	151,253
Usana Health Sciences, Inc.(b)	1,450	117,711
Total		341,447
Tobacco 0.0%
British American Tobacco PLC	4,083	134,936
Swedish Match AB	2,209	170,201
Vector Group Ltd.	3,425	30,208
Total		335,345
Total Consumer Staples		1,735,597
Energy 0.1%
Energy Equipment & Services 0.0%
Helix Energy Solutions Group, Inc.(b)	7,800	32,682
Matrix Service Co.(b)	8,500	74,418
Patterson-UTI Energy, Inc.	31,300	121,287
Total		228,387

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	3,182	59,647
Canadian Natural Resources Ltd.	2,000	35,283
CNX Resources Corp.(b)	5,100	49,215
Coal India Ltd.	13,156	22,703
Comstock Resources, Inc.(b)	3,200	17,152
DHT Holdings, Inc.	6,100	34,648
Dorian LPG Ltd.(b)	1,200	10,248
ENI SpA	3,412	30,393
Equinor ASA	4,593	68,864
Imperial Oil Ltd.	1,700	26,589
Lukoil PJSC	438	30,075
Lundin Energy AB	485	11,313
Montage Resources Corp.(b)	6,200	26,598
OMV AG(b)	1,191	37,614
Scorpio Tankers, Inc.	950	12,559
Suncor Energy, Inc.	5,000	78,652
W&T Offshore, Inc.(b)	5,200	11,752
World Fuel Services Corp.	1,950	45,883
Total		609,188
Total Energy		837,575
Financials 0.3%
Banks 0.1%
Bancorp, Inc. (The)(b)	12,000	113,160
BNP Paribas SA(b)	3,296	132,973
Bridge Bancorp, Inc.	1,450	26,231
Camden National Corp.	1,575	49,912
China Minsheng Banking Corp. Ltd., Class H	82,500	51,963
Customers Bancorp, Inc.(b)	5,650	66,952
First BanCorp	15,800	85,952
First Foundation, Inc.	7,450	114,506
First of Long Island Corp. (The)	1,100	16,401
Fulton Financial Corp.	5,500	53,350
Great Southern Bancorp, Inc.	1,475	53,203
Hilltop Holdings, Inc.	6,600	128,502
Independent Bank Corp.	8,000	111,720
International Bancshares Corp.	3,415	103,884
Investors Bancorp, Inc.	12,500	101,500
Masraf Al Rayan QSC	27,617	29,991
Common Stocks (continued)
Issuer	Shares	Value ($)
Mediobanca Banca di Credito Finanziario SpA	3,691	29,809
Mercantile Bank Corp.	1,200	25,548
Metropolitan Bank Holding Corp.(b)	375	11,093
Midland States Bancorp, Inc.	2,650	37,339
National Bank of Canada	2,600	122,755
Nicolet Bankshares, Inc.(b)	750	42,015
Postal Savings Bank of China Co., Ltd.(c)	125,000	68,867
Preferred Bank	2,225	82,881
Qatar International Islamic Bank QSC	9,040	20,385
QCR Holdings, Inc.	3,650	109,062
RHB Bank Bhd	74,400	88,101
Royal Bank of Canada	1,700	117,272
Simmons First National Corp., Class A	7,650	126,913
Sumitomo Mitsui Trust Holdings, Inc.	400	10,270
Turkiye Is Bankasi AS(b)	16,359	11,261
Total		2,143,771
Capital Markets 0.1%
Artisan Partners Asset Management, Inc., Class A	4,225	153,072
CI Financial Corp.	600	8,247
Cohen & Steers, Inc.	1,975	118,855
Federated Hermes, Inc., Class B	4,900	129,164
Houlihan Lokey, Inc.	675	36,990
IGM Financial, Inc.	4,600	113,090
Singapore Exchange	9,900	59,057
Standard Life Aberdeen PLC	12,776	41,583
Waddell & Reed Financial, Inc., Class A	7,450	108,695
Total		768,753
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	375	13,699
Diversified Financial Services 0.0%
EXOR NV	181	10,165
REC Ltd.	15,124	20,208
Wendel SA	108	10,136
Yuanta Financial Holding Co. Ltd.	106,000	65,220
Total		105,729

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
Ageas SA/NV	1,617	60,534
Allianz SE, Registered Shares	903	187,349
American Equity Investment Life Holding Co.	2,500	63,625
AMERISAFE, Inc.	190	12,057
Assicurazioni Generali SpA	8,712	130,817
AXA SA	1,238	24,839
CNO Financial Group, Inc.	950	14,345
CNP Assurances(b)	4,040	49,069
Genworth Financial, Inc., Class A(b)	14,100	28,764
Horace Mann Educators Corp.	2,275	85,494
iA Financial Corp., Inc.	400	14,045
Japan Post Insurance Co., Ltd.	3,300	43,871
Old Mutual Ltd.	26,825	18,013
Selective Insurance Group, Inc.	375	20,378
Stewart Information Services Corp.	3,200	134,240
Swiss Life Holding AG, Registered Shares	341	124,616
Total		1,012,056
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	11,500	104,995
ARMOUR Residential REIT, Inc.	2,100	19,614
Great Ajax Corp.	3,600	31,032
KKR Real Estate Finance Trust, Inc.	900	14,985
Total		170,626
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	3,675	131,675
Federal Agricultural Mortgage Corp.	1,650	98,192
Flagstar Bancorp, Inc.	4,400	138,072
Meridian Bancorp, Inc.	3,200	36,496
Meta Financial Group, Inc.	6,125	114,292
NMI Holdings, Inc., Class A(b)	4,100	63,632
Radian Group, Inc.	7,750	115,630
Total		697,989
Total Financials		4,912,623
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.4%
Biotechnology 0.2%
ACADIA Pharmaceuticals, Inc.(b)	2,182	90,706
Acceleron Pharma, Inc.(b)	550	54,543
Arcutis Biotherapeutics, Inc.(b)	2,350	62,745
Arena Pharmaceuticals, Inc.(b)	2,540	155,931
Arrowhead Pharmaceuticals, Inc.(b)	1,100	47,377
Atara Biotherapeutics, Inc.(b)	2,190	27,134
BeiGene Ltd., ADR(b)	175	36,575
BELLUS Health, Inc.(b)	2,678	7,016
Black Diamond Therapeutics, Inc.(b)	2,031	56,502
bluebird bio, Inc.(b)	830	50,381
Blueprint Medicines Corp.(b)	990	72,448
CSL Ltd.	153	29,759
Dynavax Technologies Corp.(b)	10,035	81,384
Fate Therapeutics, Inc.(b)	2,350	73,484
Gossamer Bio, Inc.(b)	2,067	24,639
Immunomedics, Inc.(b)	2,855	120,567
Insmed, Inc.(b)	5,220	136,346
Iovance Biotherapeutics, Inc.(b)	1,050	30,524
Karuna Therapeutics, Inc.(b)	210	17,178
Mirati Therapeutics, Inc.(b)	885	107,359
Momenta Pharmaceuticals, Inc.(b)	1,250	36,863
Novavax, Inc.(b)	520	74,412
Precision BioSciences, Inc.(b)	3,924	24,957
Revolution Medicines, Inc.(b)	2,488	60,011
Rubius Therapeutics, Inc.(b)	3,100	15,221
Sage Therapeutics, Inc.(b)	1,385	63,114
Sarepta Therapeutics, Inc.(b)	575	88,274
SpringWorks Therapeutics, Inc.(b)	2,758	117,574
TCR2 Therapeutics, Inc.(b)	3,910	65,492
Turning Point Therapeutics, Inc.(b)	1,477	87,483
uniQure NV(b)	1,180	49,241
Vir Biotechnology, Inc.(b)	825	39,402
Xencor, Inc.(b)	1,250	37,613
Zentalis Pharmaceuticals, Inc.(b)	958	33,051
Total		2,075,306

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.0%
CONMED Corp.	480	39,619
Electromed, Inc.(b)	900	14,931
Integer Holdings Corp.(b)	1,830	120,359
Invacare Corp.	5,300	37,312
Lantheus Holdings, Inc.(b)	7,450	100,426
Natus Medical, Inc.(b)	5,575	103,584
Varex Imaging Corp.(b)	3,900	61,152
Total		477,383
Health Care Providers & Services 0.1%
Corvel Corp.(b)	840	66,772
Ensign Group, Inc. (The)	900	41,391
Magellan Health, Inc.(b)	1,790	132,764
Owens & Minor, Inc.	8,800	141,504
Providence Service Corp. (The)(b)	1,460	118,274
Tenet Healthcare Corp.(b)	5,125	135,505
Triple-S Management Corp., Class B(b)	5,750	111,895
Total		748,105
Health Care Technology 0.0%
Omnicell, Inc.(b)	971	68,252
Life Sciences Tools & Services 0.0%
Fluidigm(b)	3,600	25,344
Medpace Holdings, Inc.(b)	1,225	146,204
Pacific Biosciences of California, Inc.(b)	29,900	111,527
Total		283,075
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	22,426
Amneal Pharmaceuticals, Inc.(b)	23,000	99,590
Amphastar Pharmaceuticals, Inc.(b)	4,850	97,097
Astellas Pharma, Inc.	8,900	138,822
Chugai Pharmaceutical Co., Ltd.	900	40,634
GlaxoSmithKline PLC	8,683	172,968
GW Pharmaceuticals PLC, ADR(b)	810	103,380
Novartis AG, Registered Shares	2,486	204,765
Novo Nordisk A/S, Class B	677	44,420
Odonate Therapeutics, Inc.(b)	2,400	87,288
Osmotica Pharmaceuticals PLC(b)	3,400	18,190
Phibro Animal Health Corp., Class A	3,675	85,242
Common Stocks (continued)
Issuer	Shares	Value ($)
Prestige Consumer Healthcare, Inc.(b)	3,400	126,446
Reata Pharmaceuticals, Inc., Class A(b)	440	64,988
Roche Holding AG, Genusschein Shares	710	245,913
Sanofi	155	16,275
Supernus Pharmaceuticals, Inc.(b)	1,575	35,067
Total		1,603,511
Total Health Care		5,255,632
Industrials 0.3%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	1,575	83,317
Airlines 0.0%
Skywest, Inc.	1,075	28,283
Building Products 0.1%
Builders FirstSource, Inc.(b)	3,950	93,576
Caesarstone Ltd.	9,100	104,377
CSW Industrials, Inc.	1,545	103,191
Insteel Industries, Inc.	5,700	106,248
Quanex Building Products Corp.	7,550	106,077
UFP Industries, Inc.	2,900	168,838
Total		682,307
Commercial Services & Supplies 0.0%
Brady Corp., Class A	2,675	122,970
Dai Nippon Printing Co., Ltd.	900	19,553
Herman Miller, Inc.	1,550	36,317
HNI Corp.	4,425	131,422
Matthews International Corp., Class A	1,400	30,240
Tetra Tech, Inc.	260	23,049
Total		363,551
Construction & Engineering 0.0%
ACS Actividades de Construccion y Servicios SA	2,002	46,439
Aegion Corp.(b)	3,200	49,344
Bouygues SA(b)	1,416	50,023
CIMIC Group Ltd.	4,582	70,496
MasTec, Inc.(b)	2,775	110,390
Obayashi Corp.	13,000	116,069
Samsung Engineering Co., Ltd.(b)	11,611	116,456
Skanska AB, Class B(b)	654	13,202
Total		572,419

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	3,850	102,679
Thermon(b)	1,750	23,713
Total		126,392
Industrial Conglomerates 0.0%
CITIC Ltd.	12,000	11,263
Machinery 0.1%
Andritz AG	511	17,157
Astec Industries, Inc.	2,500	111,225
Columbus McKinnon Corp.	650	21,534
GEA Group AG	3,818	137,813
KONE OYJ, Class B	780	61,939
Lydall, Inc.(b)	1,800	29,160
Mueller Industries, Inc.	4,600	128,616
REV Group, Inc.	6,100	39,650
Rexnord Corp.	4,325	125,295
Sinotruk Hong Kong Ltd.	28,500	88,939
SPX Corp.(b)	1,975	82,950
Weichai Power Co., Ltd., Class H	37,000	79,242
Total		923,520
Marine 0.0%
Costamare, Inc.	14,400	65,520
Professional Services 0.0%
Adecco Group AG, Registered Shares	1,071	50,609
Barrett Business Services, Inc.	1,490	78,493
Heidrick & Struggles International, Inc.	3,800	76,874
Kforce, Inc.	4,025	116,081
Wolters Kluwer NV	521	41,033
Total		363,090
Road & Rail 0.0%
ArcBest Corp.	3,495	106,213
Aurizon Holdings Ltd.	35,340	112,697
Werner Enterprises, Inc.	2,075	91,269
Total		310,179
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	1,730	109,198
BMC Stock Holdings, Inc.(b)	3,600	92,160
Foundation Building Materials, Inc.(b)	1,000	13,730
GMS, Inc.(b)	5,375	125,936
ITOCHU Corp.	2,900	63,586
MRC Global, Inc.(b)	18,100	107,695
Rush Enterprises, Inc., Class A	2,550	121,329
Veritiv Corp.(b)	6,650	101,812
Total		735,446
Total Industrials		4,265,287
Information Technology 0.3%
Electronic Equipment, Instruments & Components 0.0%
Benchmark Electronics, Inc.	4,925	100,273
Methode Electronics, Inc.	4,025	113,505
Plexus Corp.(b)	1,880	139,665
Rogers Corp.(b)	1,130	134,685
Sanmina Corp.(b)	4,875	144,690
Scansource, Inc.(b)	5,050	115,897
Vishay Intertechnology, Inc.	7,900	123,951
Total		872,666
IT Services 0.1%
Capgemini SE	433	56,158
Endurance International Group Holdings Inc(b)	17,600	99,792
EVERTEC, Inc.	3,875	120,319
Fujitsu Ltd.	600	80,337
Hackett Group	6,250	86,188
MAXIMUS, Inc.	1,430	106,120
NIC, Inc.	5,550	121,656
Otsuka Corp.	900	46,925
Perspecta, Inc.	6,450	138,030
TTEC Holdings, Inc.	2,725	129,328
Wipro Ltd.	13,481	50,534
Total		1,035,387

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	9,820	133,503
Formfactor, Inc.(b)	1,900	54,796
NeoPhotonics Corp.(b)	11,500	104,765
Novatek Microelectronics	14,000	138,780
Photronics, Inc.(b)	1,900	22,572
Realtek Semiconductor Corp.	6,000	76,549
Synaptics, Inc.(b)	2,020	161,641
Tokyo Electron Ltd.	600	166,030
Ultra Clean Holdings, Inc.(b)	5,500	165,495
United Microelectronics Corp.	156,000	118,294
Total		1,142,425
Software 0.1%
ChannelAdvisor Corp.(b)	6,450	131,386
Check Point Software Technologies Ltd.(b)	482	60,419
j2 Global, Inc.(b)	1,885	106,917
MicroStrategy, Inc., Class A(b)	130	16,110
Progress Software Corp.	3,600	125,496
Qualys, Inc.(b)	1,390	171,637
SPS Commerce, Inc.(b)	1,590	119,520
Trend Micro, Inc.	2,200	129,028
Xperi Holding Corp.	7,250	133,690
Total		994,203
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	541	39,465
Samsung Electronics Co., Ltd.	4,695	229,463
Total		268,928
Total Information Technology		4,313,609
Materials 0.1%
Chemicals 0.0%
Chase Corp.	290	29,162
Innospec, Inc.	1,170	87,949
Kraton Performance Polymers, Inc.(b)	2,950	38,793
Mexichem SAB de CV	42,861	67,965
Solvay SA	250	19,403
Total		243,272
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	10,000	75,622
China National Building Material Co., Ltd., Class H	60,000	93,179
Forterra, Inc.(b)	8,500	110,415
Total		279,216
Metals & Mining 0.1%
Anglo American PLC	1,046	25,322
BHP Group Ltd.	6,889	181,379
Commercial Metals Co.	7,000	144,760
Fortescue Metals Group Ltd.	6,655	82,836
MMC Norilsk Nickel PJSC	50	13,242
Rio Tinto PLC	3,186	193,939
Vale SA	900	10,502
Vedanta Ltd.	28,420	43,445
Total		695,425
Paper & Forest Products 0.0%
Boise Cascade Co.	3,075	143,264
Schweitzer-Mauduit International, Inc.	3,650	118,735
Verso Corp., Class A	8,200	100,122
Total		362,121
Total Materials		1,580,034
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
CorEnergy Infrastructure Trust, Inc.	3,066	26,858
EastGroup Properties, Inc.	1,330	176,438
Innovative Industrial Properties, Inc.	150	15,635
Investors Real Estate Trust	1,623	117,343
Klepierre	1,338	23,172
Lexington Realty Trust	12,400	143,840
New Senior Investment Group, Inc.	33,300	113,220
Office Properties Income Trust	4,975	125,121
Piedmont Office Realty Trust, Inc.	3,050	49,441
QTS Realty Trust Inc., Class A	2,300	165,485
Retail Value, Inc.	9,153	115,877
Uniti Group, Inc.	14,500	143,550
Total		1,215,980

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.0%
Aldar Properties PJSC	33,269	15,807
China Aoyuan Group Ltd.	17,000	21,439
Daito Trust Construction Co., Ltd.	100	7,842
Emaar Properties PJSC(b)	15,996	11,313
Logan Group Co., Ltd.	28,000	48,524
RE/MAX Holdings, Inc., Class A	3,425	110,867
Realogy Holdings Corp.	8,000	72,480
RMR Group, Inc. (The), Class A	1,300	37,388
Shui On Land Ltd.	384,000	57,010
Yuexiu Property Co., Ltd.	198,000	36,301
Total		418,971
Total Real Estate		1,634,951
Utilities 0.1%
Electric Utilities 0.1%
Endesa SA	4,939	140,894
Enel SpA	5,100	46,719
Manila Electric Co.	3,980	21,487
Otter Tail Corp.	675	25,819
Portland General Electric Co.	3,040	134,155
Total		369,074
Gas Utilities 0.0%
Chesapeake Utilities Corp.	870	73,506
Naturgy Energy Group SA	4,794	89,207
ONE Gas, Inc.	620	46,934
PT Perusahaan Gas Negara Tbk	123,300	10,719
Southwest Gas Holdings, Inc.	2,050	142,762
Total		363,128
Independent Power and Renewable Electricity Producers 0.0%
Atlantic Power Corp.(b)	9,200	18,032
Colbun SA	315,957	57,172
Total		75,204
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.0%
Avista Corp.	2,975	110,462
NorthWestern Corp.	1,015	57,104
Unitil Corp.	2,575	111,111
Total		278,677
Total Utilities		1,086,083
Total Common Stocks (Cost $30,172,578)		30,835,866

Equity Funds 41.3%
	Shares	Value ($)
International 10.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,258,497	34,509,838
Columbia Overseas Core Fund, Institutional 3 Class(a)	7,408,845	67,865,025
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,043,326	16,448,770
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,349,010	36,939,578
Total		155,763,211
U.S. Large Cap 28.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,411,909	69,125,317
Columbia Disciplined Core Fund, Institutional 3 Class(a)	6,081,058	74,128,099
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	5,733,058	60,770,414
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,234,953	75,634,262
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	440,535	23,718,384
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,967,789	74,516,829
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,204,456	18,693,164
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	595,223	14,606,770
Total		411,193,239

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.8%
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	282,038	7,541,690
Columbia Small Cap Index Fund, Institutional 3 Class(a)	978,826	18,920,713
Total		26,462,403
Total Equity Funds (Cost $525,603,026)		593,418,853

Fixed Income Funds 45.2%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,053,771	23,084,381
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,441,755	7,129,925
Columbia Income Opportunities Fund, Institutional 3 Class(a)	9,764,650	94,619,453
Total		101,749,378
Investment Grade 36.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	7,303,930	84,433,434
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,145,422	32,680,932
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,281,378	22,676,894
Columbia Quality Income Fund, Institutional 3 Class(a)	11,893,983	67,082,067
Columbia Short Term Bond Fund, Institutional 3 Class(a)	6,352,216	63,331,594
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Total Return Bond Fund, Institutional 3 Class(a)	18,754,949	185,861,545
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,509,192	68,534,351
Total		524,600,817
Total Fixed Income Funds (Cost $621,506,874)		649,434,576

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Paranaense de Energia	900	11,530
Total Utilities		11,530
Total Preferred Stocks (Cost $10,909)		11,530

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(d)	12,156,509	12,156,509
Columbia Short-Term Cash Fund, 0.177%(a),(d)	70,324,775	70,324,775
Total Money Market Funds (Cost $82,485,036)		82,481,284
Total Investments in Securities (Cost: $1,323,833,798)		1,416,847,786
Other Assets & Liabilities, Net		18,556,223
Net Assets		1,435,404,009

At July 31, 2020, securities and/or cash totaling $18,489,810 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
172,000 AUD	118,617 USD	Morgan Stanley	08/19/2020	—	(4,276)
137,000 CAD	101,160 USD	Morgan Stanley	08/19/2020	—	(1,124)
23,254,000 CLP	28,367 USD	Morgan Stanley	08/19/2020	—	(2,355)
5,040,000 JPY	47,156 USD	Morgan Stanley	08/19/2020	—	(465)
62,720,000 KRW	52,008 USD	Morgan Stanley	08/19/2020	—	(556)
1,334,000 MXN	59,431 USD	Morgan Stanley	08/19/2020	—	(390)
284,000 MYR	66,271 USD	Morgan Stanley	08/19/2020	—	(750)
272,000 NOK	29,699 USD	Morgan Stanley	08/19/2020	—	(188)
1,547,000 TWD	52,714 USD	Morgan Stanley	08/19/2020	—	(110)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
74,414 USD	396,000 BRL	Morgan Stanley	08/19/2020	1,447	—
94,439 USD	76,000 GBP	Morgan Stanley	08/19/2020	5,054	—
28,767 USD	421,887,000 IDR	Morgan Stanley	08/19/2020	—	(56)
66,005 USD	5,026,000 INR	Morgan Stanley	08/19/2020	1,009	—
39,677 USD	2,828,000 RUB	Morgan Stanley	08/19/2020	—	(1,653)
47,201 USD	1,456,000 THB	Morgan Stanley	08/19/2020	—	(511)
47,068 USD	823,000 ZAR	Morgan Stanley	08/19/2020	997	—
Total				8,507	(12,434)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	72	08/2020	EUR	3,442,320	—	(172,390)
EURO STOXX 50 Index	316	09/2020	EUR	10,058,280	75,152	—
FTSE 100 Index	58	09/2020	GBP	3,414,170	—	(111,367)
FTSE/MIB Index	72	09/2020	EUR	6,874,920	69,379	—
MSCI EAFE Index	131	09/2020	USD	11,879,080	404,711	—
Russell 2000 Index E-mini	1	09/2020	USD	73,890	6,205	—
S&P 500 Index E-mini	576	09/2020	USD	93,988,800	6,904,812	—
U.S. Treasury 10-Year Note	290	09/2020	USD	40,622,656	371,029	—
U.S. Ultra Treasury Bond	66	09/2020	USD	15,027,375	574,645	—
Total					8,405,933	(283,757)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(458)	09/2020	USD	(24,486,970)	—	(2,515,130)
Russell 2000 Index E-mini	(71)	09/2020	USD	(5,246,190)	—	(355,636)
TOPIX Index	(48)	09/2020	JPY	(718,320,000)	291,231	—
Total					291,231	(2,870,766)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	1.911	USD	21,816,750	2,039,856	—	—	2,039,856	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.700	USD	39,498,000	509,113	—	—	509,113	—
Total								2,548,969	—	—	2,548,969	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	12,915,862	132,229	(16,934,020)	3,885,929	—	—	(5,356,653)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	66,150,725	922,400	(673,573)	2,725,765	69,125,317	—	285,959	—	2,411,909
Columbia Contrarian Europe Fund, Institutional 3 Class
	42,010,847	489,316	(37,974,474)	(4,525,689)	—	—	61,966	113,151	—
Columbia Corporate Income Fund, Institutional 3 Class
	62,177,484	27,572,668	(8,451,043)	3,134,325	84,433,434	—	676,437	886,075	7,303,930
Columbia Disciplined Core Fund, Institutional 3 Class
	62,311,255	12,926,801	(2,236,272)	1,126,315	74,128,099	—	1,922,316	—	6,081,058
Columbia Disciplined Growth Fund, Institutional 3 Class
	60,295,947	137,524	(5,990,357)	6,327,300	60,770,414	—	(226,096)	—	5,733,058
Columbia Disciplined Value Fund, Institutional 3 Class
	85,907,321	724,606	(2,241,726)	(8,755,939)	75,634,262	—	(151,736)	—	9,234,953
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	23,805,356	458,284	(660,346)	(518,913)	23,084,381	—	(27,472)	378,623	2,053,771
Columbia Emerging Markets Fund, Institutional 3 Class
	35,685,319	116,311	(2,813,382)	1,521,590	34,509,838	—	1,306,749	—	2,258,497
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	12,497,298	270,831	(611,620)	—	12,156,509	—	—	23,470	12,156,509
Columbia High Yield Bond Fund, Institutional 3 Class
	7,049,713	223,796	(36,067)	(107,517)	7,129,925	—	(1,347)	176,995	2,441,755
Columbia Income Opportunities Fund, Institutional 3 Class
	97,314,815	2,281,154	(1,658,780)	(3,317,736)	94,619,453	—	(98,269)	2,025,414	9,764,650
Columbia Inflation Protected Securities Fund
	14,796,451	120,908	(14,914,517)	(2,842)	—	—	(84,359)	106,252	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	21,793,693	115,570	(582,050)	2,391,171	23,718,384	—	644,328	—	440,535
Columbia Limited Duration Credit Fund, Institutional 3 Class
	33,780,404	457,806	(2,253,342)	696,064	32,680,932	—	(14,043)	333,403	3,145,422
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	24,076,313	520,181	(1,433,040)	(486,560)	22,676,894	—	(25,250)	426,277	2,281,378
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	—	(51,575)	3,399,215	—	—	—	468,857
Columbia Multi-Asset Income Fund, Institutional 3 Class
	41,982,257	16,839,756	—	(1,555,551)	57,266,462	—	—	1,317,044	6,204,384
Columbia Overseas Core Fund, Institutional 3 Class
	32,647,070	37,957,628	(3,035,445)	295,772	67,865,025	261,806	(400,538)	—	7,408,845
Columbia Overseas Value Fund, Institutional 3 Class
	18,540,820	502,870	(19,936)	(2,574,984)	16,448,770	90,543	352	—	2,043,326
Columbia Pacific/Asia Fund, Institutional 3 Class
	35,831,036	182,581	(1,845,329)	2,771,290	36,939,578	—	507,827	—	3,349,010
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Quality Income Fund, Institutional 3 Class
	64,458,721	9,335,581	(7,073,435)	361,200	67,082,067	—	13,618	842,474	11,893,983
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	60,083,348	15,630,253	(2,252,356)	1,055,584	74,516,829	1,874,353	556,843	670,372	4,967,789
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	34,267,279	1,524,109	(22,918,337)	5,820,113	18,693,164	1,395,044	(5,698,118)	—	1,204,456
Columbia Select Large Cap Value Fund, Institutional 3 Class
	29,775,830	152,935	(7,898,866)	(7,423,129)	14,606,770	—	3,947,018	—	595,223
Columbia Short Term Bond Fund, Institutional 3 Class
	62,877,039	874,085	—	(419,530)	63,331,594	—	—	874,085	6,352,216
Columbia Short-Term Cash Fund, 0.177%
	121,408,505	167,589,265	(218,659,576)	(13,419)	70,324,775	—	23,049	392,699	70,324,775
Columbia Small Cap Growth Fund I, Institutional 3 Class
	—	13,712,800	(6,850,821)	679,711	7,541,690	—	365,703	—	282,038
Columbia Small Cap Index Fund, Institutional 3 Class
	21,243,313	265,431	—	(2,588,031)	18,920,713	254,283	—	11,147	978,826
Columbia Total Return Bond Fund, Institutional 3 Class
	188,238,886	2,746,278	(14,988,162)	9,864,543	185,861,545	—	(26,570)	2,375,835	18,754,949
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	71,318,406	968,320	(7,427,430)	3,675,055	68,534,351	—	684,088	574,950	5,509,192
Total	1,448,692,103			13,990,312	1,386,000,390	3,876,029	(1,114,198)	11,528,266

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $139,091, which represents 0.01% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Currency Legend  (continued)
RUB	Russian Ruble
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	60,665,677	—	—	60,665,677
Common Stocks
Communication Services	740,120	539,302	—	1,279,422
Consumer Discretionary	3,139,891	795,162	—	3,935,053
Consumer Staples	942,958	792,639	—	1,735,597
Energy	576,966	260,609	—	837,575
Financials	3,623,526	1,289,097	—	4,912,623
Health Care	4,362,076	893,556	—	5,255,632
Industrials	3,168,771	1,096,516	—	4,265,287
Information Technology	3,182,046	1,131,563	—	4,313,609
Materials	851,667	728,367	—	1,580,034
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	1,413,543	221,408	—	1,634,951
Utilities	777,057	309,026	—	1,086,083
Total Common Stocks	22,778,621	8,057,245	—	30,835,866
Equity Funds	593,418,853	—	—	593,418,853
Fixed Income Funds	649,434,576	—	—	649,434,576
Preferred Stocks
Utilities	11,530	—	—	11,530
Total Preferred Stocks	11,530	—	—	11,530
Money Market Funds	82,481,284	—	—	82,481,284
Total Investments in Securities	1,408,790,541	8,057,245	—	1,416,847,786
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	8,507	—	8,507
Futures Contracts	8,697,164	—	—	8,697,164
Swap Contracts	—	2,548,969	—	2,548,969
Liability
Forward Foreign Currency Exchange Contracts	—	(12,434)	—	(12,434)
Futures Contracts	(3,154,523)	—	—	(3,154,523)
Total	1,414,333,182	10,602,287	—	1,424,935,469
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.1%
	Shares	Value ($)
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class(a),(b)	468,858	3,399,215
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	6,062,699	55,958,713
Total Alternative Strategies Funds (Cost $64,004,967)		59,357,928

Common Stocks 1.6%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Cogent Communications Holdings, Inc.	1,720	154,989
Consolidated Communications Holdings, Inc.(b)	14,400	105,120
Hellenic Telecommunications Organization SA	2,287	33,650
Nippon Telegraph & Telephone Corp.	4,100	95,167
Ooredoo QPSC	8,100	15,001
Telekom Malaysia Bhd	44,300	41,806
United Internet AG	622	28,225
Total		473,958
Entertainment 0.0%
Glu Mobile, Inc.(b)	3,800	35,872
NetEase, Inc., ADR	99	45,384
Total		81,256
Interactive Media & Services 0.0%
DHI Group, Inc.(b)	18,700	46,750
EverQuote, Inc., Class A(b)	550	29,947
Kakao Corp.	66	19,148
Momo, Inc., ADR	1,561	28,832
Tencent Holdings Ltd.	900	61,738
Yelp, Inc.(b)	500	12,490
Total		198,905
Media 0.0%
Gray Television, Inc.(b)	3,400	48,756
National CineMedia, Inc.	8,100	20,007
TechTarget, Inc.(b)	4,325	156,954
WPP PLC	5,123	37,994
Total		263,711
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.0%
America Movil SAB de CV	89,963	56,795
NTT DoCoMo, Inc.	1,500	41,297
Total		98,092
Total Communication Services		1,115,922
Consumer Discretionary 0.2%
Auto Components 0.0%
Hyundai Mobis Co., Ltd.	36	6,230
Magna International, Inc.	2,278	105,290
Modine Manufacturing Co.(b)	5,300	28,832
Total		140,352
Automobiles 0.0%
BAIC Motor Corp., Ltd., Class H(c)	100,500	49,010
Peugeot SA(b)	4,091	65,762
Total		114,772
Diversified Consumer Services 0.0%
Collectors Universe, Inc.	1,875	71,362
Perdoceo Education Corp.(b)	7,500	108,000
Strategic Education, Inc.	360	45,436
WW International, Inc.(b)	3,100	79,918
Total		304,716
Hotels, Restaurants & Leisure 0.0%
Brinker International, Inc.	1,175	31,596
Jack in the Box, Inc.	1,510	123,986
Marriott Vacations Worldwide Corp.	1,790	151,541
Papa John’s International, Inc.	1,710	161,886
Sodexo SA	121	8,351
Wingstop, Inc.	480	75,000
Total		552,360
Household Durables 0.1%
Berkeley Group Holdings PLC	584	33,884
M/I Homes, Inc.(b)	2,600	108,238
Meritage Homes Corp.(b)	1,900	188,442
Sekisui House Ltd.	4,700	85,840
Sony Corp.	1,800	139,851
Taylor Morrison Home Corp., Class A(b)	7,150	167,667
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TopBuild Corp.(b)	1,180	155,666
TRI Pointe Group, Inc.(b)	9,400	157,168
Total		1,036,756
Internet & Direct Marketing Retail 0.0%
Alibaba Group Holding Ltd., ADR(b)	332	83,338
PetMed Express, Inc.	1,450	45,240
Stamps.com, Inc.(b)	685	178,292
Vipshop Holdings Ltd., ADR(b)	2,861	65,145
Total		372,015
Leisure Products 0.0%
Malibu Boats, Inc., Class A(b)	1,050	61,719
Sega Sammy Holdings, Inc.	2,800	31,566
Total		93,285
Multiline Retail 0.0%
Canadian Tire Corp., Ltd., Class A	400	36,878
Don Quijote Holdings Co., Ltd.	1,500	33,997
Total		70,875
Specialty Retail 0.1%
Asbury Automotive Group, Inc.(b)	1,050	105,158
Camping World Holdings, Inc., Class A	3,225	118,099
Hudson Ltd., Class A(b)	10,000	43,800
Lithia Motors, Inc., Class A	760	174,154
Restoration Hardware Holdings, Inc.(b)	565	162,398
Sleep Number Corp.(b)	2,700	125,550
Sportsman’s Warehouse Holdings, Inc.(b)	6,950	111,825
Winmark Corp.	250	39,745
Yamada Denki Co., Ltd.	3,900	16,921
Zumiez, Inc.(b)	700	16,170
Total		913,820
Textiles, Apparel & Luxury Goods 0.0%
Deckers Outdoor Corp.(b)	500	104,625
Lakeland Industries, Inc.(b)	3,400	80,444
Pandora A/S	1,263	80,329
Total		265,398
Total Consumer Discretionary		3,864,349
Consumer Staples 0.1%
Beverages 0.0%
Coca-Cola European Partners PLC	1,746	71,883
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Coles Group Ltd.	3,897	50,523
Ingles Markets, Inc., Class A	2,900	116,725
Koninklijke Ahold Delhaize NV	4,242	122,173
Lawson, Inc.	800	39,837
Loblaw Companies Ltd.	100	5,188
SpartanNash Co.	6,550	137,714
Weis Markets, Inc.	825	41,102
Welcia Holdings Co., Ltd.	800	73,308
Total		586,570
Food Products 0.0%
China Milk Products Group Ltd.(b),(d),(e)	322,000	0
JBS SA	7,500	31,156
John B. Sanfilippo & Son, Inc.	1,350	119,030
Nestlé SA, Registered Shares	77	9,157
Seneca Foods Corp., Class A(b)	975	38,201
Tingyi Cayman Islands Holding Corp.	6,000	11,185
Uni-President Enterprises Corp.	16,000	39,050
Total		247,779
Household Products 0.0%
Kimberly-Clark de Mexico SAB de CV	4,703	7,732
Personal Products 0.0%
Edgewell Personal Care Co.(b)	2,700	80,703
Medifast, Inc.	1,005	167,966
Usana Health Sciences, Inc.(b)	1,605	130,294
Total		378,963
Tobacco 0.0%
British American Tobacco PLC	2,847	94,088
Swedish Match AB	1,536	118,347
Vector Group Ltd.	3,840	33,869
Total		246,304
Total Consumer Staples		1,539,231
Energy 0.0%
Energy Equipment & Services 0.0%
Helix Energy Solutions Group, Inc.(b)	8,700	36,453
Matrix Service Co.(b)	9,450	82,735
Patterson-UTI Energy, Inc.	34,800	134,850
Total		254,038

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.0%
Caltex Australia Ltd.	2,219	41,595
Canadian Natural Resources Ltd.	1,400	24,698
CNX Resources Corp.(b)	5,700	55,005
Coal India Ltd.	9,146	15,783
Comstock Resources, Inc.(b)	3,500	18,760
DHT Holdings, Inc.	6,700	38,056
Dorian LPG Ltd.(b)	1,300	11,102
ENI SpA	2,379	21,191
Equinor ASA	3,193	47,873
Imperial Oil Ltd.	1,200	18,769
Lukoil PJSC	305	20,943
Lundin Energy AB	338	7,884
Montage Resources Corp.(b)	6,800	29,172
OMV AG(b)	828	26,150
Scorpio Tankers, Inc.	1,050	13,881
Suncor Energy, Inc.	3,500	55,056
W&T Offshore, Inc.(b)	5,700	12,882
World Fuel Services Corp.	2,175	51,178
Total		509,978
Total Energy		764,016
Financials 0.2%
Banks 0.1%
Bancorp, Inc. (The)(b)	13,300	125,419
BNP Paribas SA(b)	2,298	92,710
Bridge Bancorp, Inc.	1,600	28,944
Camden National Corp.	1,750	55,458
China Minsheng Banking Corp. Ltd., Class H	57,500	36,216
Customers Bancorp, Inc.(b)	6,290	74,536
First BanCorp	17,500	95,200
First Foundation, Inc.	8,300	127,571
First of Long Island Corp. (The)	1,200	17,892
Fulton Financial Corp.	6,100	59,170
Great Southern Bancorp, Inc.	1,650	59,516
Hilltop Holdings, Inc.	7,350	143,104
Independent Bank Corp.	8,900	124,288
International Bancshares Corp.	3,765	114,531
Investors Bancorp, Inc.	13,900	112,868
Masraf Al Rayan QSC	19,200	20,851
Common Stocks (continued)
Issuer	Shares	Value ($)
Mediobanca Banca di Credito Finanziario SpA	2,566	20,723
Mercantile Bank Corp.	1,350	28,742
Metropolitan Bank Holding Corp.(b)	400	11,832
Midland States Bancorp, Inc.	2,950	41,566
National Bank of Canada	1,800	84,984
Nicolet Bankshares, Inc.(b)	825	46,217
Postal Savings Bank of China Co., Ltd.(c)	87,000	47,932
Preferred Bank	2,475	92,194
Qatar International Islamic Bank QSC	6,300	14,206
QCR Holdings, Inc.	4,050	121,014
RHB Bank Bhd	51,800	61,339
Royal Bank of Canada	1,200	82,780
Simmons First National Corp., Class A	8,500	141,015
Sumitomo Mitsui Trust Holdings, Inc.	300	7,702
Turkiye Is Bankasi AS(b)	11,411	7,855
Total		2,098,375
Capital Markets 0.0%
Artisan Partners Asset Management, Inc., Class A	4,650	168,469
CI Financial Corp.	400	5,498
Cohen & Steers, Inc.	2,200	132,396
Federated Hermes, Inc., Class B	5,425	143,003
Houlihan Lokey, Inc.	760	41,648
IGM Financial, Inc.	3,200	78,671
Singapore Exchange	6,900	41,161
Standard Life Aberdeen PLC	8,909	28,997
Waddell & Reed Financial, Inc., Class A	8,200	119,638
Total		759,481
Consumer Finance 0.0%
Encore Capital Group, Inc.(b)	400	14,612
Diversified Financial Services 0.0%
EXOR NV	126	7,076
REC Ltd.	10,540	14,083
Wendel SA	75	7,039
Yuanta Financial Holding Co. Ltd.	74,000	45,531
Total		73,729

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
Ageas SA/NV	1,127	42,190
Allianz SE, Registered Shares	630	130,709
American Equity Investment Life Holding Co.	2,750	69,988
AMERISAFE, Inc.	210	13,327
Assicurazioni Generali SpA	6,059	90,980
AXA SA	863	17,315
CNO Financial Group, Inc.	1,100	16,610
CNP Assurances(b)	2,817	34,215
Genworth Financial, Inc., Class A(b)	15,700	32,028
Horace Mann Educators Corp.	2,525	94,890
iA Financial Corp., Inc.	300	10,533
Japan Post Insurance Co., Ltd.	2,300	30,577
Old Mutual Ltd.	18,711	12,564
Selective Insurance Group, Inc.	400	21,736
Stewart Information Services Corp.	3,550	148,922
Swiss Life Holding AG, Registered Shares	238	86,975
Total		853,559
Mortgage Real Estate Investment Trusts (REITS) 0.0%
Ares Commercial Real Estate Corp.	12,800	116,864
ARMOUR Residential REIT, Inc.	2,300	21,482
Great Ajax Corp.	4,000	34,480
KKR Real Estate Finance Trust, Inc.	1,000	16,650
Total		189,476
Thrifts & Mortgage Finance 0.0%
Essent Group Ltd.	4,075	146,007
Federal Agricultural Mortgage Corp.	1,830	108,903
Flagstar Bancorp, Inc.	4,850	152,193
Meridian Bancorp, Inc.	3,600	41,058
Meta Financial Group, Inc.	6,825	127,355
NMI Holdings, Inc., Class A(b)	4,550	70,616
Radian Group, Inc.	8,600	128,312
Total		774,444
Total Financials		4,763,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc.(b)	2,418	100,516
Acceleron Pharma, Inc.(b)	610	60,494
Arcutis Biotherapeutics, Inc.(b)	2,616	69,847
Arena Pharmaceuticals, Inc.(b)	2,815	172,813
Arrowhead Pharmaceuticals, Inc.(b)	1,220	52,545
Atara Biotherapeutics, Inc.(b)	2,430	30,108
BeiGene Ltd., ADR(b)	122	25,498
BELLUS Health, Inc.(b)	2,974	7,792
Black Diamond Therapeutics, Inc.(b)	2,255	62,734
bluebird bio, Inc.(b)	920	55,844
Blueprint Medicines Corp.(b)	1,090	79,766
CSL Ltd.	107	20,812
Dynavax Technologies Corp.(b)	11,145	90,386
Fate Therapeutics, Inc.(b)	2,610	81,615
Gossamer Bio, Inc.(b)	2,294	27,344
Immunomedics, Inc.(b)	3,180	134,291
Insmed, Inc.(b)	5,796	151,392
Iovance Biotherapeutics, Inc.(b)	1,150	33,431
Karuna Therapeutics, Inc.(b)	240	19,632
Mirati Therapeutics, Inc.(b)	990	120,097
Momenta Pharmaceuticals, Inc.(b)	1,400	41,286
Novavax, Inc.(b)	580	82,998
Precision BioSciences, Inc.(b)	4,356	27,704
Revolution Medicines, Inc.(b)	2,762	66,619
Rubius Therapeutics, Inc.(b)	3,440	16,890
Sage Therapeutics, Inc.(b)	1,540	70,178
Sarepta Therapeutics, Inc.(b)	635	97,485
SpringWorks Therapeutics, Inc.(b)	3,064	130,618
TCR2 Therapeutics, Inc.(b)	4,340	72,695
Turning Point Therapeutics, Inc.(b)	1,638	97,019
uniQure NV(b)	1,305	54,458
Vir Biotechnology, Inc.(b)	925	44,178
Xencor, Inc.(b)	1,400	42,126
Zentalis Pharmaceuticals, Inc.(b)	1,064	36,708
Total		2,277,919

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.0%
CONMED Corp.	530	43,746
Electromed, Inc.(b)	1,000	16,590
Integer Holdings Corp.(b)	1,945	127,923
Invacare Corp.	5,900	41,536
Lantheus Holdings, Inc.(b)	8,300	111,884
Natus Medical, Inc.(b)	6,200	115,196
Varex Imaging Corp.(b)	4,350	68,208
Total		525,083
Health Care Providers & Services 0.1%
Corvel Corp.(b)	930	73,926
Ensign Group, Inc. (The)	1,000	45,990
Magellan Health, Inc.(b)	1,975	146,486
Owens & Minor, Inc.	9,800	157,584
Providence Service Corp. (The)(b)	1,620	131,236
Tenet Healthcare Corp.(b)	5,675	150,047
Triple-S Management Corp., Class B(b)	6,400	124,544
Total		829,813
Health Care Technology 0.0%
Omnicell, Inc.(b)	1,074	75,491
Life Sciences Tools & Services 0.0%
Fluidigm(b)	4,000	28,160
Medpace Holdings, Inc.(b)	1,360	162,316
Pacific Biosciences of California, Inc.(b)	33,200	123,836
Total		314,312
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	24,738
Amneal Pharmaceuticals, Inc.(b)	25,600	110,848
Amphastar Pharmaceuticals, Inc.(b)	5,400	108,108
Astellas Pharma, Inc.	6,200	96,707
Chugai Pharmaceutical Co., Ltd.	600	27,090
GlaxoSmithKline PLC	6,050	120,518
GW Pharmaceuticals PLC, ADR(b)	900	114,867
Novartis AG, Registered Shares	1,733	142,742
Novo Nordisk A/S, Class B	471	30,904
Odonate Therapeutics, Inc.(b)	2,700	98,199
Osmotica Pharmaceuticals PLC(b)	3,700	19,795
Phibro Animal Health Corp., Class A	4,050	93,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Prestige Consumer Healthcare, Inc.(b)	3,775	140,392
Reata Pharmaceuticals, Inc., Class A(b)	490	72,373
Roche Holding AG, Genusschein Shares	495	171,446
Sanofi	108	11,340
Supernus Pharmaceuticals, Inc.(b)	1,720	38,296
Total		1,422,303
Total Health Care		5,444,921
Industrials 0.2%
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A(b)	1,725	91,252
Airlines 0.0%
Skywest, Inc.	1,200	31,572
Building Products 0.0%
Builders FirstSource, Inc.(b)	4,350	103,052
Caesarstone Ltd.	10,050	115,273
CSW Industrials, Inc.	1,720	114,879
Insteel Industries, Inc.	6,300	117,432
Quanex Building Products Corp.	8,400	118,020
UFP Industries, Inc.	3,200	186,304
Total		754,960
Commercial Services & Supplies 0.0%
Brady Corp., Class A	2,975	136,761
Dai Nippon Printing Co., Ltd.	600	13,035
Herman Miller, Inc.	1,700	39,831
HNI Corp.	4,875	144,787
Matthews International Corp., Class A	1,550	33,480
Tetra Tech, Inc.	290	25,709
Total		393,603
Construction & Engineering 0.0%
ACS Actividades de Construccion y Servicios SA	1,392	32,290
Aegion Corp.(b)	3,550	54,741
Bouygues SA(b)	987	34,867
CIMIC Group Ltd.	3,194	49,141
MasTec, Inc.(b)	3,100	123,318
Obayashi Corp.	9,100	81,248
Samsung Engineering Co., Ltd.(b)	8,072	80,961
Skanska AB, Class B(b)	456	9,205
Total		465,771

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.0%
Atkore International Group, Inc.(b)	4,275	114,014
Thermon(b)	1,950	26,423
Total		140,437
Industrial Conglomerates 0.0%
CITIC Ltd.	8,000	7,509
Machinery 0.1%
Andritz AG	355	11,919
Astec Industries, Inc.	2,775	123,460
Columbus McKinnon Corp.	725	24,019
GEA Group AG	2,663	96,123
KONE OYJ, Class B	542	43,040
Lydall, Inc.(b)	2,000	32,400
Mueller Industries, Inc.	5,100	142,596
REV Group, Inc.	6,800	44,200
Rexnord Corp.	4,800	139,056
Sinotruk Hong Kong Ltd.	20,000	62,413
SPX Corp.(b)	2,200	92,400
Weichai Power Co., Ltd., Class H	26,000	55,683
Total		867,309
Marine 0.0%
Costamare, Inc.	15,900	72,345
Professional Services 0.0%
Adecco Group AG, Registered Shares	747	35,298
Barrett Business Services, Inc.	1,660	87,449
Heidrick & Struggles International, Inc.	4,200	84,966
Kforce, Inc.	4,450	128,338
Wolters Kluwer NV	363	28,589
Total		364,640
Road & Rail 0.0%
ArcBest Corp.	3,890	118,217
Aurizon Holdings Ltd.	24,622	78,518
Werner Enterprises, Inc.	2,300	101,166
Total		297,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	1,925	121,506
BMC Stock Holdings, Inc.(b)	4,000	102,400
Foundation Building Materials, Inc.(b)	1,100	15,103
GMS, Inc.(b)	6,250	146,437
ITOCHU Corp.	2,000	43,853
MRC Global, Inc.(b)	20,100	119,595
Rush Enterprises, Inc., Class A	2,825	134,414
Veritiv Corp.(b)	7,400	113,294
Total		796,602
Total Industrials		4,283,901
Information Technology 0.2%
Electronic Equipment, Instruments & Components 0.0%
Benchmark Electronics, Inc.	5,450	110,962
Methode Electronics, Inc.	4,450	125,490
Plexus Corp.(b)	2,100	156,009
Rogers Corp.(b)	1,260	150,179
Sanmina Corp.(b)	5,400	160,272
Scansource, Inc.(b)	5,600	128,520
Vishay Intertechnology, Inc.	8,750	137,288
Total		968,720
IT Services 0.1%
Capgemini SE	302	39,168
Endurance International Group Holdings Inc(b)	19,600	111,132
EVERTEC, Inc.	4,275	132,739
Fujitsu Ltd.	400	53,558
Hackett Group	6,900	95,151
MAXIMUS, Inc.	1,585	117,623
NIC, Inc.	6,150	134,808
Otsuka Corp.	600	31,283
Perspecta, Inc.	7,100	151,940
TTEC Holdings, Inc.	3,025	143,566
Wipro Ltd.	9,400	35,236
Total		1,046,204

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	10,945	148,797
Formfactor, Inc.(b)	2,100	60,564
NeoPhotonics Corp.(b)	12,700	115,697
Novatek Microelectronics	10,000	99,129
Photronics, Inc.(b)	2,100	24,948
Realtek Semiconductor Corp.	4,000	51,033
Synaptics, Inc.(b)	2,225	178,045
Tokyo Electron Ltd.	400	110,687
Ultra Clean Holdings, Inc.(b)	6,350	191,071
United Microelectronics Corp.	109,000	82,654
Total		1,062,625
Software 0.0%
ChannelAdvisor Corp.(b)	7,150	145,646
Check Point Software Technologies Ltd.(b)	336	42,118
j2 Global, Inc.(b)	2,095	118,828
MicroStrategy, Inc., Class A(b)	150	18,588
Progress Software Corp.	4,000	139,440
Qualys, Inc.(b)	1,550	191,394
SPS Commerce, Inc.(b)	1,765	132,675
Trend Micro, Inc.	1,500	87,973
Xperi Holding Corp.	8,050	148,442
Total		1,025,104
Technology Hardware, Storage & Peripherals 0.0%
Logitech International SA	376	27,429
Samsung Electronics Co., Ltd.	3,272	159,915
Total		187,344
Total Information Technology		4,289,997
Materials 0.1%
Chemicals 0.0%
Chase Corp.	320	32,179
Innospec, Inc.	1,300	97,721
Kraton Performance Polymers, Inc.(b)	3,300	43,395
Mexichem SAB de CV	29,798	47,251
Solvay SA	174	13,505
Total		234,051
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	7,000	52,935
China National Building Material Co., Ltd., Class H	42,000	65,225
Forterra, Inc.(b)	9,400	122,106
Total		240,266
Metals & Mining 0.1%
Anglo American PLC	729	17,648
BHP Group Ltd.	4,801	126,405
Commercial Metals Co.	7,800	161,304
Fortescue Metals Group Ltd.	4,627	57,593
MMC Norilsk Nickel PJSC	35	9,269
Rio Tinto PLC	2,215	134,832
Vale SA	600	7,001
Vedanta Ltd.	19,758	30,204
Total		544,256
Paper & Forest Products 0.0%
Boise Cascade Co.	3,425	159,571
Schweitzer-Mauduit International, Inc.	4,050	131,746
Verso Corp., Class A	9,150	111,722
Total		403,039
Total Materials		1,421,612
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
CorEnergy Infrastructure Trust, Inc.	3,393	29,723
EastGroup Properties, Inc.	1,470	195,010
Innovative Industrial Properties, Inc.	170	17,719
Investors Real Estate Trust	1,699	122,838
Klepierre	933	16,158
Lexington Realty Trust	13,700	158,920
New Senior Investment Group, Inc.	38,400	130,560
Office Properties Income Trust	5,500	138,325
Piedmont Office Realty Trust, Inc.	3,400	55,114
QTS Realty Trust Inc., Class A	2,570	184,912
Retail Value, Inc.	10,167	128,714
Uniti Group, Inc.	16,100	159,390
Total		1,337,383

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.0%
Aldar Properties PJSC	23,200	11,023
China Aoyuan Group Ltd.	12,000	15,133
Daito Trust Construction Co., Ltd.	100	7,842
Emaar Properties PJSC(b)	11,121	7,865
Logan Group Co., Ltd.	20,000	34,660
RE/MAX Holdings, Inc., Class A	3,800	123,006
Realogy Holdings Corp.	8,900	80,634
RMR Group, Inc. (The), Class A	1,450	41,702
Shui On Land Ltd.	267,000	39,640
Yuexiu Property Co., Ltd.	138,000	25,301
Total		386,806
Total Real Estate		1,724,189
Utilities 0.1%
Electric Utilities 0.0%
Endesa SA	3,441	98,161
Enel SpA	3,557	32,584
Manila Electric Co.	2,780	15,009
Otter Tail Corp.	750	28,687
Portland General Electric Co.	3,345	147,615
Total		322,056
Gas Utilities 0.1%
Chesapeake Utilities Corp.	965	81,533
Naturgy Energy Group SA	3,343	62,207
ONE Gas, Inc.	680	51,476
PT Perusahaan Gas Negara Tbk	85,900	7,467
Southwest Gas Holdings, Inc.	2,280	158,779
Total		361,462
Independent Power and Renewable Electricity Producers 0.0%
Atlantic Power Corp.(b)	10,200	19,992
Colbun SA	220,332	39,869
Total		59,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.0%
Avista Corp.	3,300	122,529
NorthWestern Corp.	1,130	63,574
Unitil Corp.	2,850	122,977
Total		309,080
Total Utilities		1,052,459
Total Common Stocks (Cost $30,017,855)		30,264,273

Equity Funds 51.8%
	Shares	Value ($)
International 14.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,210,927	79,622,964
Columbia Overseas Core Fund, Institutional 3 Class(a)	11,687,224	107,054,975
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,683,874	21,605,182
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	5,667,913	62,517,086
Total		270,800,207
U.S. Large Cap 36.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,367,578	125,174,771
Columbia Disciplined Core Fund, Institutional 3 Class(a)	10,265,200	125,132,789
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	7,448,933	78,958,693
Columbia Disciplined Value Fund, Institutional 3 Class(a)	15,596,729	127,737,208
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,112,798	59,913,064
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,085,140	121,277,104
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,226,714	34,558,593
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	1,160,493	28,478,508
Total		701,230,730

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	234,575	4,255,181
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	348,486	9,318,509
Columbia Small Cap Index Fund, Institutional 3 Class(a)	492,915	9,528,051
Total		23,101,741
Total Equity Funds (Cost $865,296,646)		995,132,678

Fixed Income Funds 23.8%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,893,217	21,279,757
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	18,008,592	52,585,089
Columbia Income Opportunities Fund, Institutional 3 Class(a)	8,784,267	85,119,549
Total		137,704,638
Investment Grade 15.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	8,286,312	95,789,769
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,821,866	18,109,343
Columbia Quality Income Fund, Institutional 3 Class(a)	17,616,592	99,357,577
Columbia Short Term Bond Fund, Institutional 3 Class(a)	4,402,472	43,892,644
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,411,035	42,433,282
Total		299,582,615
Total Fixed Income Funds (Cost $441,514,997)		458,567,010

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Paranaense de Energia	600	7,687
Total Utilities		7,687
Total Preferred Stocks (Cost $7,273)		7,687

Money Market Funds 17.6%
	Shares	Value ($)
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(f)	17,224,790	17,224,790
Columbia Short-Term Cash Fund, 0.177%(a),(f)	321,806,285	321,806,285
Total Money Market Funds (Cost $339,017,711)		339,031,075
Total Investments in Securities (Cost: $1,739,859,449)		1,882,360,651
Other Assets & Liabilities, Net		40,250,169
Net Assets		1,922,610,820

At July 31, 2020, securities and/or cash totaling $40,053,011 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
115,000 AUD	79,311 USD	Morgan Stanley	08/19/2020	—	(2,856)
100,000 CAD	73,868 USD	Morgan Stanley	08/19/2020	—	(792)
16,221,000 CLP	19,788 USD	Morgan Stanley	08/19/2020	—	(1,643)
3,515,000 JPY	32,887 USD	Morgan Stanley	08/19/2020	—	(324)
39,610,000 KRW	32,821 USD	Morgan Stanley	08/19/2020	—	(375)
927,000 MXN	41,299 USD	Morgan Stanley	08/19/2020	—	(271)
198,000 MYR	46,203 USD	Morgan Stanley	08/19/2020	—	(523)
189,000 NOK	20,636 USD	Morgan Stanley	08/19/2020	—	(130)
1,085,000 TWD	36,972 USD	Morgan Stanley	08/19/2020	—	(77)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
51,864 USD	276,000 BRL	Morgan Stanley	08/19/2020	1,009	—
65,859 USD	53,000 GBP	Morgan Stanley	08/19/2020	3,524	—
20,069 USD	294,334,000 IDR	Morgan Stanley	08/19/2020	—	(39)
46,044 USD	3,506,000 INR	Morgan Stanley	08/19/2020	704	—
27,569 USD	1,965,000 RUB	Morgan Stanley	08/19/2020	—	(1,149)
32,905 USD	1,015,000 THB	Morgan Stanley	08/19/2020	—	(356)
32,827 USD	574,000 ZAR	Morgan Stanley	08/19/2020	695	—
Total				5,932	(8,535)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	119	08/2020	EUR	5,689,390	—	(284,923)
EURO STOXX 50 Index	521	09/2020	EUR	16,583,430	129,629	—
FTSE 100 Index	82	09/2020	GBP	4,826,930	—	(157,449)
FTSE/MIB Index	119	09/2020	EUR	11,362,715	114,668	—
MSCI EAFE Index	104	09/2020	USD	9,430,720	321,298	—
Russell 2000 Index E-mini	373	09/2020	USD	27,560,970	1,838,497	—
Russell 2000 Index E-mini	1	09/2020	USD	73,890	6,205	—
S&P 500 Index E-mini	1,174	09/2020	USD	191,567,450	13,629,147	—
U.S. Treasury 10-Year Note	546	09/2020	USD	76,482,656	698,558	—
U.S. Ultra Treasury Bond	190	09/2020	USD	43,260,625	1,654,280	—
Total					18,392,282	(442,372)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(762)	09/2020	USD	(40,740,330)	—	(3,656,961)
TOPIX Index	(96)	09/2020	JPY	(1,436,640,000)	582,463	—
Total					582,463	(3,656,961)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	1.911	USD	47,552,250	4,446,114	—	—	4,446,114	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.700	USD	88,337,000	1,040,660	—	—	1,040,660	—
Total								5,486,774	—	—	5,486,774	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	19,135,237	1,119	(24,950,486)	5,814,130	—	—	(8,066,269)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	112,939,960	12,040,408	(4,896,645)	5,091,048	125,174,771	—	1,728,349	—	4,367,578
Columbia Contrarian Europe Fund, Institutional 3 Class
	55,348,931	189,367	(55,900,195)	361,897	—	—	(104,681)	147,673	—
Columbia Corporate Income Fund, Institutional 3 Class
	99,042,754	1,329,061	(9,246,790)	4,664,744	95,789,769	—	305,139	1,309,493	8,286,312
Columbia Disciplined Core Fund, Institutional 3 Class
	112,588,912	13,343,731	(2,629,784)	1,829,930	125,132,789	—	2,257,068	—	10,265,200
Columbia Disciplined Growth Fund, Institutional 3 Class
	79,927,252	505	(8,867,631)	7,898,567	78,958,693	—	160,351	—	7,448,933
Columbia Disciplined Value Fund, Institutional 3 Class
	145,488,159	41,091	(3,068,485)	(14,723,557)	127,737,208	—	(239,184)	—	15,596,729
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	22,839,736	364,399	(1,376,569)	(547,809)	21,279,757	—	98,984	344,847	1,893,217
Columbia Emerging Markets Fund, Institutional 3 Class
	86,134,237	32,118	(9,302,364)	2,758,973	79,622,964	—	4,395,049	—	5,210,927
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	17,774,508	37,499	(587,217)	—	17,224,790	—	—	33,121	17,224,790
Columbia High Yield Bond Fund, Institutional 3 Class
	54,066,718	1,331,394	(2,010,670)	(802,353)	52,585,089	—	(136,956)	1,322,782	18,008,592
Columbia Income Opportunities Fund, Institutional 3 Class
	88,492,532	1,874,732	(2,287,071)	(2,960,644)	85,119,549	—	(194,544)	1,823,449	8,784,267
Columbia Inflation Protected Securities Fund
	9,838,585	67,982	(9,117,492)	(789,075)	—	—	729,487	67,979	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	60,130,242	328	(4,066,682)	3,849,176	59,913,064	—	3,833,140	—	1,112,798
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	19,462,712	354,867	(1,310,308)	(397,928)	18,109,343	—	(13,584)	339,370	1,821,866
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	—	(51,575)	3,399,215	—	—	—	468,858
Columbia Multi-Asset Income Fund, Institutional 3 Class
	56,916,993	1,618,212	—	(2,576,492)	55,958,713	—	—	1,618,212	6,062,699
Columbia Overseas Core Fund, Institutional 3 Class
	59,113,609	55,736,212	(730,963)	(7,063,883)	107,054,975	508,397	(75,853)	—	11,687,224
Columbia Overseas Value Fund, Institutional 3 Class
	27,235,937	123,548	(2,142,755)	(3,611,548)	21,605,182	119,096	(288,969)	—	2,683,874
Columbia Pacific/Asia Fund, Institutional 3 Class
	63,249,669	20,255	(4,985,186)	4,232,348	62,517,086	—	1,403,796	—	5,667,913
Columbia Quality Income Fund, Institutional 3 Class
	109,370,718	1,388,083	(11,874,665)	473,441	99,357,577	—	133,267	1,377,714	17,616,592
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	99,324,633	27,899,375	(7,030,287)	1,083,383	121,277,104	3,104,792	1,631,278	1,110,444	8,085,140
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	65,493,318	2,666,035	(44,939,629)	11,338,869	34,558,593	2,654,497	(11,145,473)	—	2,226,714
Columbia Select Large Cap Value Fund, Institutional 3 Class
	58,124,594	10,481	(19,566,510)	(10,090,057)	28,478,508	—	3,364,143	—	1,160,493
Columbia Select Small Cap Value Fund, Institutional 3 Class
	4,862,712	12,246	(34,770)	(585,007)	4,255,181	—	(7,690)	—	234,575
Columbia Short Term Bond Fund, Institutional 3 Class
	47,141,451	647,819	(3,528,419)	(368,207)	43,892,644	—	(44,015)	619,407	4,402,472
Columbia Short-Term Cash Fund, 0.177%
	321,600,347	312,086,142	(311,866,092)	(14,112)	321,806,285	—	39,360	1,053,351	321,806,285
Columbia Small Cap Growth Fund I, Institutional 3 Class
	9,776,416	13,455	(1,877,956)	1,406,594	9,318,509	—	691,593	—	348,486
Columbia Small Cap Index Fund, Institutional 3 Class
	10,697,660	133,666	—	(1,303,275)	9,528,051	128,052	—	5,613	492,915
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	46,559,629	389,878	(6,652,419)	2,136,194	42,433,282	—	657,400	361,788	3,411,035
Total	1,966,128,951			7,053,772	1,852,088,691	6,514,834	1,111,186	11,535,243

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $96,942, which represents 0.01% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Currency Legend  (continued)
RUB	Russian Ruble
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	59,357,928	—	—	59,357,928
Common Stocks
Communication Services	741,896	374,026	—	1,115,922
Consumer Discretionary	3,312,608	551,741	—	3,864,349
Consumer Staples	981,563	557,668	0*	1,539,231
Energy	582,597	181,419	—	764,016
Financials	3,864,730	898,946	—	4,763,676
Health Care	4,823,362	621,559	—	5,444,921
Industrials	3,520,209	763,692	—	4,283,901
Information Technology	3,511,932	778,065	—	4,289,997
Materials	913,996	507,616	—	1,421,612
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	65

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	1,566,567	157,622	—	1,724,189
Utilities	837,031	215,428	—	1,052,459
Total Common Stocks	24,656,491	5,607,782	0*	30,264,273
Equity Funds	995,132,678	—	—	995,132,678
Fixed Income Funds	458,567,010	—	—	458,567,010
Preferred Stocks
Utilities	7,687	—	—	7,687
Total Preferred Stocks	7,687	—	—	7,687
Money Market Funds	339,031,075	—	—	339,031,075
Total Investments in Securities	1,876,752,869	5,607,782	0*	1,882,360,651
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	5,932	—	5,932
Futures Contracts	18,974,745	—	—	18,974,745
Swap Contracts	—	5,486,774	—	5,486,774
Liability
Forward Foreign Currency Exchange Contracts	—	(8,535)	—	(8,535)
Futures Contracts	(4,099,333)	—	—	(4,099,333)
Total	1,891,628,281	11,091,953	0*	1,902,720,234

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 77.5%
	Shares	Value ($)
International 20.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	5,179,487	79,142,562
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,454,477	178,203,010
Total		257,345,572
U.S. Large Cap 54.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,676,891	134,039,686
Columbia Disciplined Core Fund, Institutional 3 Class(a)	11,013,395	134,253,292
Columbia Disciplined Value Fund, Institutional 3 Class(a)	7,086,733	58,040,342
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,754,287	148,290,812
Columbia Large Cap Value Fund, Institutional 3 Class(a)	5,814,539	73,379,484
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,929,064	133,935,955
Columbia Select Large Cap Value Fund, Institutional 3 Class(a)	549,572	13,486,502
Total		695,426,073
U.S. Small Cap 3.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,271,037	23,056,615
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	846,796	22,643,304
Total		45,699,919
Total Equity Funds (Cost $899,329,366)		998,471,564

Fixed Income Funds 19.9%
	Shares	Value ($)
High Yield 5.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	22,306,402	65,134,695
Investment Grade 14.8%
Columbia Bond Fund, Institutional 3 Class(a)	20,811,367	190,840,235
Total Fixed Income Funds (Cost $251,465,249)		255,974,930

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 0.177%(a),(c)	27,643,015	27,643,015
Total Money Market Funds (Cost $27,642,285)		27,643,015
Total Investments in Securities (Cost: $1,178,436,900)		1,282,089,509
Other Assets & Liabilities, Net		5,832,859
Net Assets		1,287,922,368
At July 31, 2020, securities and/or cash totaling $5,605,094 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	198	09/2020	USD	14,630,220	557,707	—
S&P 500 Index E-mini	226	09/2020	USD	36,877,550	1,539,417	—
Total					2,097,124	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	67

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(48)	09/2020	USD	(2,566,320)	17,793	—
TOPIX Index	(120)	09/2020	JPY	(1,795,800,000)	798,712	—
Total					816,505	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.700	USD	25,596,000	133,744	—	—	133,744	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	188,686,236*	(34,891)	2,188,890	190,840,235	—	107	294,695	20,811,367
Columbia Commodity Strategy Fund, Institutional 3 Class
	9,109,001	232,244	(12,024,247)	2,683,002	—	—	(3,832,560)	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	52,765,841	79,529,210*	(2,791,346)	4,535,981	134,039,686	—	955,131	—	4,676,891
Columbia Contrarian Europe Fund, Institutional 3 Class
	20,071,212	46,097,260*	(67,503,733)	1,335,261	—	—	110,009	51,551	—
Columbia Corporate Income Fund, Institutional 3 Class
	27,610,354	396,974	(26,125,130)	(1,882,198)	—	—	2,777,824	323,953	—
Columbia Disciplined Core Fund, Institutional 3 Class
	49,872,512	84,527,610*	(1,865,053)	1,718,223	134,253,292	—	2,414,620	—	11,013,395
Columbia Disciplined Growth Fund, Institutional 3 Class
	43,473,391	371,869	(41,282,981)	(2,562,279)	—	—	5,680,515	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	72,240,247	32,510,558*	(46,965,833)	255,370	58,040,342	—	(7,866,925)	—	7,086,733
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,633,379	54,115	(3,595,937)	(91,557)	—	—	(67,363)	45,832	—
Columbia Emerging Markets Fund, Institutional 3 Class
	45,721,727	37,112,295*	(6,148,269)	2,456,809	79,142,562	—	2,512,790	—	5,179,487
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	—	12,825,781*	(15,751,084)	2,925,303	—	—	(2,935,269)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	9,442,368	36,291	(9,478,659)	—	—	—	—	17,570	—
Columbia High Yield Bond Fund, Institutional 3 Class
	24,155,491	41,467,445*	(1,437,015)	948,774	65,134,695	—	(82,447)	711,350	22,306,402
Columbia Income Opportunities Fund, Institutional 3 Class
	15,507,138	281,024	(15,439,274)	(348,888)	—	—	(649,407)	275,916	—
Columbia Large Cap Growth Fund, Institutional 3 Class
	22,423,045	123,056,582*	(1,391,988)	4,203,173	148,290,812	—	2,312,576	—	2,754,287
Columbia Large Cap Value Fund, Institutional 3 Class
	—	71,945,836*	(1,349,232)	2,782,880	73,379,484	—	100,171	—	5,814,539
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	4,259,240	112,465	(4,282,651)	(89,054)	—	—	(36,022)	59,130	—
Columbia Multi Strategy Alternatives Fund, Institutional 3 Class
	3,450,790	—	(4,665,881)	1,215,091	—	—	(1,304,174)	—	—
Columbia Multi-Asset Income Fund, Institutional 3 Class
	16,410,264	342,016	(16,987,190)	234,910	—	—	(1,325,727)	342,016	—
Columbia Overseas Core Fund, Institutional 3 Class
	23,187,169	161,064,694*	(3,081,522)	(2,967,331)	178,203,010	187,604	38,858	—	19,454,477
Columbia Overseas Value Fund, Institutional 3 Class
	15,353,690	215,417	(15,126,069)	(443,038)	—	73,748	(1,582,302)	—	—
Columbia Pacific/Asia Fund, Institutional 3 Class
	28,058,727	22,835	(25,096,793)	(2,984,769)	—	—	4,484,348	—	—
Columbia Quality Income Fund, Institutional 3 Class
	8,923,924	150,664	(8,854,631)	(219,957)	—	—	248,409	98,867	—
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	52,022,964	83,415,241*	(3,673,271)	2,171,021	133,935,955	1,515,388	654,816	541,986	8,929,064
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	35,080,163	1,603,209	(40,775,772)	4,092,400	—	1,486,265	(4,803,922)	—	—
Columbia Select Large Cap Value Fund, Institutional 3 Class
	26,290,793	274,776	(7,538,062)	(5,541,005)	13,486,502	—	2,547,279	—	549,572
Columbia Select Small Cap Value Fund, Institutional 3 Class
	8,365,011	15,911,490*	(1,142,347)	(77,539)	23,056,615	—	186,182	—	1,271,037
Columbia Short Term Bond Fund, Institutional 3 Class
	—	2,174,497	(2,174,497)	—	—	—	132,271	15,508	—
Columbia Short-Term Cash Fund, 0.177%
	61,462,818	82,688,681	(116,504,303)	(4,181)	27,643,015	—	11,399	185,995	27,643,015
Columbia Small Cap Growth Fund I, Institutional 3 Class
	3,706,551	17,825,964*	(319,761)	1,430,550	22,643,304	—	121,351	—	846,796
Columbia Small Cap Index Fund, Institutional 3 Class
	11,611,874	145,088	(13,395,030)	1,638,068	—	138,995	(3,657,313)	6,093	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	8,547,050	76,719	(7,989,308)	(634,461)	—	—	1,075,185	60,658	—
Total	702,756,734			18,969,449	1,282,089,509	3,402,000	(1,779,590)	3,031,120

*	Includes the effect of underlying fund reorganization.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	69

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	998,471,564	—	—	998,471,564
Fixed Income Funds	255,974,930	—	—	255,974,930
Money Market Funds	27,643,015	—	—	27,643,015
Total Investments in Securities	1,282,089,509	—	—	1,282,089,509
Investments in Derivatives
Asset
Futures Contracts	2,913,629	—	—	2,913,629
Swap Contracts	—	133,744	—	133,744
Total	1,285,003,138	133,744	—	1,285,136,882
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Statement of Assets and Liabilities
July 31, 2020 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $8,501,983, $13,345,518, $30,183,487, respectively)	$8,834,318	$13,847,125	$30,847,396
Affiliated issuers (cost $212,570,853, $469,488,045, $1,293,650,311, respectively)	223,225,541	489,991,203	1,386,000,390
Margin deposits on:
Futures contracts	1,839,744	5,677,640	13,763,204
Swap contracts	869,452	2,063,559	4,726,606
Unrealized appreciation on forward foreign currency exchange contracts	2,893	4,469	8,507
Receivable for:
Investments sold	368,688	819,938	616,397
Capital shares sold	284,894	186,009	421,522
Dividends	269,234	505,187	1,441,865
Foreign tax reclaims	21,844	34,729	18,751
Variation margin for futures contracts	137,348	286,565	849,170
Variation margin for swap contracts	1,141	2,646	11,284
Prepaid expenses	3,624	4,795	8,732
Other assets	21,380	1,278	22,415
Total assets	235,880,101	513,425,143	1,438,736,239
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	4,818	7,368	12,434
Payable for:
Investments purchased	575,118	969,665	1,395,817
Capital shares purchased	191,478	549,182	1,239,861
Variation margin for futures contracts	24,466	84,009	447,359
Variation margin for swap contracts	389	940	778
Management services fees	823	1,643	2,594
Distribution and/or service fees	1,971	4,430	12,309
Transfer agent fees	16,439	35,560	87,975
Compensation of board members	79,176	49,381	71,674
Compensation of chief compliance officer	26	60	173
Other expenses	27,145	35,034	61,256
Total liabilities	921,849	1,737,272	3,332,230
Net assets applicable to outstanding capital stock	$234,958,252	$511,687,871	$1,435,404,009
Represented by
Paid in capital	223,577,532	487,651,163	1,345,164,887
Total distributable earnings (loss)	11,380,720	24,036,708	90,239,122
Total - representing net assets applicable to outstanding capital stock	$234,958,252	$511,687,871	$1,435,404,009
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	71

Statement of Assets and Liabilities  (continued)
July 31, 2020 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$189,575,710	$419,822,979	$1,235,721,867
Shares outstanding	18,209,800	38,705,565	111,522,876
Net asset value per share	$10.41	$10.85	$11.08
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.93	$11.51	$11.76
Advisor Class
Net assets	$6,341,861	$5,155,357	$2,722,829
Shares outstanding	613,603	480,182	249,391
Net asset value per share	$10.34	$10.74	$10.92
Class C
Net assets	$24,701,822	$56,702,334	$140,608,032
Shares outstanding	2,387,500	5,312,292	12,811,272
Net asset value per share	$10.35	$10.67	$10.98
Institutional Class
Net assets	$9,861,071	$18,889,637	$36,959,349
Shares outstanding	947,749	1,769,510	3,340,597
Net asset value per share	$10.40	$10.68	$11.06
Institutional 2 Class
Net assets	$1,190,616	$3,813,152	$6,385,177
Shares outstanding	115,206	355,431	585,030
Net asset value per share	$10.33	$10.73	$10.91
Institutional 3 Class
Net assets	$2,873,704	$6,265,120	$10,419,046
Shares outstanding	278,471	592,959	954,088
Net asset value per share	$10.32	$10.57	$10.92
Class R
Net assets	$413,468	$1,039,292	$2,587,709
Shares outstanding	39,740	95,651	234,317
Net asset value per share	$10.40	$10.87	$11.04
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
July 31, 2020 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,025,128, $—, respectively)	$30,271,960	$—
Affiliated issuers (cost $1,709,834,321, $1,178,436,900, respectively)	1,852,088,691	1,282,089,509
Foreign currency (cost $763, $14,692, respectively)	763	14,812
Margin deposits on:
Futures contracts	29,695,528	4,777,971
Swap contracts	10,357,483	827,123
Unrealized appreciation on forward foreign currency exchange contracts	5,932	—
Receivable for:
Investments sold	926,126	1,362,808
Capital shares sold	407,812	338,743
Dividends	1,193,650	673,108
Foreign tax reclaims	15,081	91,193
Variation margin for futures contracts	1,562,214	649,377
Variation margin for swap contracts	24,594	—
Prepaid expenses	10,770	5,578
Other assets	1,027	26,557
Total assets	1,926,561,631	1,290,856,779
Liabilities
Due to custodian	—	33,202
Unrealized depreciation on forward foreign currency exchange contracts	8,535	—
Payable for:
Investments purchased	1,113,028	620,291
Capital shares purchased	1,644,687	1,817,033
Variation margin for futures contracts	746,671	126,720
Variation margin for swap contracts	1,741	504
Management services fees	6,944	1,202
Distribution and/or service fees	15,089	10,449
Transfer agent fees	134,268	100,788
Compensation of board members	201,312	93,403
Compensation of chief compliance officer	233	223
Other expenses	78,303	130,376
Other liabilities	—	220
Total liabilities	3,950,811	2,934,411
Net assets applicable to outstanding capital stock	$1,922,610,820	$1,287,922,368
Represented by
Paid in capital	1,780,971,391	1,190,412,263
Total distributable earnings (loss)	141,639,429	97,510,105
Total - representing net assets applicable to outstanding capital stock	$1,922,610,820	$1,287,922,368
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	73

Statement of Assets and Liabilities  (continued)
July 31, 2020 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,572,580,375	$1,122,882,761
Shares outstanding	132,534,616	93,364,631
Net asset value per share	$11.87	$12.03
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.59	$12.76
Advisor Class
Net assets	$7,708,064	$8,075,432
Shares outstanding	643,030	687,145
Net asset value per share	$11.99	$11.75
Class C
Net assets	$136,767,674	$99,785,297
Shares outstanding	11,495,680	8,568,229
Net asset value per share	$11.90	$11.65
Institutional Class
Net assets	$99,626,188	$36,721,747
Shares outstanding	8,415,855	3,065,630
Net asset value per share	$11.84	$11.98
Institutional 2 Class
Net assets	$9,898,779	$6,747,950
Shares outstanding	826,593	574,638
Net asset value per share	$11.98	$11.74
Institutional 3 Class
Net assets	$13,004,701	$10,198,000
Shares outstanding	1,116,523	868,986
Net asset value per share	$11.65	$11.74
Class R
Net assets	$4,800,571	$3,511,181
Shares outstanding	404,899	295,075
Net asset value per share	$11.86	$11.90
Class V
Net assets	$78,224,468	$—
Shares outstanding	6,592,136	—
Net asset value per share	$11.87	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$12.59	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Statement of Operations
Six Months Ended July 31, 2020 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$155,754	$240,604	$371,135
Dividends — affiliated issuers	2,149,867	4,320,500	11,528,266
Other Income	2,082	3,546	18,279
Foreign taxes withheld	(12,872)	(19,509)	(22,373)
Total income	2,294,831	4,545,141	11,895,307
Expenses:
Management services fees	139,762	278,756	559,533
Distribution and/or service fees
Class A	222,513	501,107	1,472,272
Class C	120,630	270,609	685,916
Class R	1,176	2,569	6,020
Transfer agent fees
Class A	80,090	169,779	462,993
Advisor Class	2,705	2,125	1,008
Class C	10,853	22,920	53,887
Institutional Class	4,165	7,109	13,661
Institutional 2 Class	357	1,170	1,898
Institutional 3 Class	271	571	983
Class R	212	435	947
Compensation of board members	1,432	5,772	10,588
Custodian fees	20,017	19,487	24,394
Printing and postage fees	10,971	20,453	53,840
Registration fees	50,075	48,925	60,269
Audit fees	5,500	5,500	6,980
Legal fees	5,442	6,956	11,957
Compensation of chief compliance officer	22	52	155
Other	5,767	7,557	13,147
Total expenses	681,960	1,371,852	3,440,448
Net investment income	1,612,871	3,173,289	8,454,859
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(768,309)	(1,214,367)	(2,374,615)
Investments — affiliated issuers	585,518	1,299,049	(1,114,198)
Capital gain distributions from underlying affiliated funds	217,239	712,828	3,876,029
Foreign currency translations	20,053	77,293	207,792
Forward foreign currency exchange contracts	2,332	3,650	2,402
Futures contracts	1,440,250	2,393,912	(5,349,287)
Swap contracts	(233,204)	(546,591)	(2,536,404)
Net realized gain (loss)	1,263,879	2,725,774	(7,288,281)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(233,535)	(360,369)	(928,315)
Investments — affiliated issuers	3,884,246	2,610,213	13,990,312
Foreign currency translations	26,658	88,639	219,796
Forward foreign currency exchange contracts	(4,549)	(6,990)	(12,939)
Futures contracts	(526,341)	(186,502)	977,799
Swap contracts	449,538	1,033,304	2,470,463
Net change in unrealized appreciation (depreciation)	3,596,017	3,178,295	16,717,116
Net realized and unrealized gain	4,859,896	5,904,069	9,428,835
Net increase in net assets resulting from operations	$6,472,767	$9,077,358	$17,883,694
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	75

Statement of Operations  (continued)
Six Months Ended July 31, 2020 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$322,796	$231,308
Dividends — affiliated issuers	11,535,243	3,031,120
Other Income	37,142	12,164
Foreign taxes withheld	(15,658)	(18,094)
Total income	11,879,523	3,256,498
Expenses:
Management services fees	1,167,614	275,655
Distribution and/or service fees
Class A	1,864,957	774,810
Class C	664,565	356,537
Class R	11,201	6,780
Class V	92,676	—
Transfer agent fees
Class A	765,348	294,727
Advisor Class	3,696	1,101
Class C	68,175	33,697
Institutional Class	49,042	6,289
Institutional 2 Class	2,774	1,662
Institutional 3 Class	762	948
Class R	2,299	1,278
Class V	38,037	—
Compensation of board members	4,232	7,212
Custodian fees	25,522	26,673
Printing and postage fees	76,419	32,990
Registration fees	63,420	55,635
Audit fees	6,980	6,980
Legal fees	14,502	8,205
Line of credit interest	—	23
Compensation of chief compliance officer	210	78
Other	16,635	10,441
Total expenses	4,939,066	1,901,721
Net investment income	6,940,457	1,354,777
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Statement of Operations  (continued)
Six Months Ended July 31, 2020 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(2,255,081)	(1,728,408)
Investments — affiliated issuers	1,111,186	(1,779,590)
Capital gain distributions from underlying affiliated funds	6,514,834	3,402,000
Foreign currency translations	379,060	185,547
Forward foreign currency exchange contracts	1,523	1,055
Futures contracts	(13,569,705)	(5,742,139)
Swap contracts	(5,609,151)	(624,330)
Net realized loss	(13,427,334)	(6,285,865)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,035,020)	(868,528)
Investments — affiliated issuers	7,053,772	18,969,449
Foreign currency translations	312,535	3,295
Forward foreign currency exchange contracts	(8,832)	(7,420)
Futures contracts	7,940,525	972,069
Swap contracts	5,365,494	84,240
Net change in unrealized appreciation (depreciation)	19,628,474	19,153,105
Net realized and unrealized gain	6,201,140	12,867,240
Net increase in net assets resulting from operations	$13,141,597	$14,222,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	77

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Operations
Net investment income	$1,612,871	$4,576,780	$3,173,289	$10,708,218
Net realized gain	1,263,879	3,784,660	2,725,774	17,994,817
Net change in unrealized appreciation (depreciation)	3,596,017	10,650,896	3,178,295	23,180,831
Net increase in net assets resulting from operations	6,472,767	19,012,336	9,077,358	51,883,866
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,262,548)	(5,446,173)	(12,511,766)	(17,862,482)
Advisor Class	(118,573)	(258,774)	(165,959)	(297,227)
Class C	(348,399)	(592,274)	(1,521,270)	(2,012,711)
Institutional Class	(182,540)	(286,291)	(583,095)	(753,668)
Institutional 2 Class	(21,775)	(29,737)	(121,440)	(202,906)
Institutional 3 Class	(53,511)	(94,427)	(195,372)	(265,530)
Class R	(7,424)	(14,216)	(31,226)	(49,708)
Total distributions to shareholders	(3,994,770)	(6,721,892)	(15,130,128)	(21,444,232)
Increase (decrease) in net assets from capital stock activity	8,038,371	(13,057,084)	2,343,105	(36,379,760)
Total increase (decrease) in net assets	10,516,368	(766,640)	(3,709,665)	(5,940,126)
Net assets at beginning of period	224,441,884	225,208,524	515,397,536	521,337,662
Net assets at end of period	$234,958,252	$224,441,884	$511,687,871	$515,397,536
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Operations
Net investment income	$8,454,859	$30,212,719	$6,940,457	$34,779,191
Net realized gain (loss)	(7,288,281)	79,596,258	(13,427,334)	142,595,992
Net change in unrealized appreciation (depreciation)	16,717,116	59,873,078	19,628,474	74,823,697
Net increase in net assets resulting from operations	17,883,694	169,682,055	13,141,597	252,198,880
Distributions to shareholders
Net investment income and net realized gains
Class A	(44,773,156)	(74,840,167)	(66,187,405)	(118,914,773)
Advisor Class	(104,975)	(191,637)	(324,316)	(889,289)
Class C	(4,666,692)	(8,050,971)	(5,371,286)	(9,716,011)
Institutional Class	(1,381,353)	(2,226,696)	(4,361,919)	(8,062,453)
Institutional 2 Class	(232,189)	(327,946)	(419,184)	(738,812)
Institutional 3 Class	(396,572)	(617,731)	(589,344)	(1,039,197)
Class R	(91,034)	(155,842)	(195,467)	(351,556)
Class V	—	—	(3,313,364)	(5,892,134)
Total distributions to shareholders	(51,645,971)	(86,410,990)	(80,762,285)	(145,604,225)
Decrease in net assets from capital stock activity	(23,815,210)	(54,422,634)	(28,712,759)	(70,159,753)
Total increase (decrease) in net assets	(57,577,487)	28,848,431	(96,333,447)	36,434,902
Net assets at beginning of period	1,492,981,496	1,464,133,065	2,018,944,267	1,982,509,365
Net assets at end of period	$1,435,404,009	$1,492,981,496	$1,922,610,820	$2,018,944,267
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	79

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Operations
Net investment income	$1,354,777	$10,209,530
Net realized gain (loss)	(6,285,865)	53,423,239
Net change in unrealized appreciation (depreciation)	19,153,105	29,669,343
Net increase in net assets resulting from operations	14,222,017	93,302,112
Distributions to shareholders
Net investment income and net realized gains
Class A	(27,377,705)	(46,221,383)
Advisor Class	(78,265)	(136,034)
Class C	(3,413,002)	(5,078,937)
Institutional Class	(481,344)	(867,085)
Institutional 2 Class	(248,169)	(375,237)
Institutional 3 Class	(484,714)	(815,179)
Class R	(132,862)	(214,374)
Total distributions to shareholders	(32,216,061)	(53,708,229)
Increase (decrease) in net assets from capital stock activity	575,487,759	(5,645,135)
Total increase in net assets	557,493,715	33,948,748
Net assets at beginning of period	730,428,653	696,479,905
Net assets at end of period	$1,287,922,368	$730,428,653
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2020 (Unaudited)		January 31, 2020		July 31, 2020 (Unaudited)		January 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,846,236	18,461,840	1,814,947	18,387,449	2,075,511	21,906,508	3,381,584	36,343,555
Distributions reinvested	311,623	3,121,825	512,163	5,187,891	1,119,849	11,640,050	1,536,844	16,562,580
Redemptions	(1,441,052)	(14,402,827)	(3,025,448)	(30,572,456)	(3,295,519)	(34,509,490)	(7,413,128)	(79,752,841)
Net increase (decrease)	716,807	7,180,838	(698,338)	(6,997,116)	(100,159)	(962,932)	(2,494,700)	(26,846,706)
Advisor Class
Subscriptions	76,578	770,030	412,673	4,122,463	35,497	370,575	220,957	2,338,631
Distributions reinvested	8,299	82,367	16,848	169,495	14,222	146,143	21,669	231,265
Redemptions	(58,629)	(593,649)	(707,849)	(7,151,977)	(59,230)	(616,012)	(234,994)	(2,540,093)
Net increase (decrease)	26,248	258,748	(278,328)	(2,860,019)	(9,511)	(99,294)	7,632	29,803
Class C
Subscriptions	348,236	3,471,063	379,130	3,812,696	545,992	5,654,245	660,220	6,981,468
Distributions reinvested	34,018	340,437	56,981	574,910	145,133	1,491,257	185,067	1,967,605
Redemptions	(429,890)	(4,269,677)	(870,413)	(8,726,388)	(663,942)	(6,878,620)	(1,544,833)	(16,317,840)
Net increase (decrease)	(47,636)	(458,177)	(434,302)	(4,338,782)	27,183	266,882	(699,546)	(7,368,767)
Institutional Class
Subscriptions	400,591	4,011,148	434,843	4,400,453	882,650	9,174,065	1,018,160	10,794,860
Distributions reinvested	14,525	145,045	22,122	223,969	50,360	514,982	58,475	620,435
Redemptions	(353,218)	(3,521,033)	(410,348)	(4,148,104)	(689,959)	(6,979,780)	(1,229,677)	(13,031,711)
Net increase (decrease)	61,898	635,160	46,617	476,318	243,051	2,709,267	(153,042)	(1,616,416)
Institutional 2 Class
Subscriptions	26,370	264,887	55,957	561,649	52,310	539,817	97,162	1,031,298
Distributions reinvested	2,187	21,728	2,947	29,657	11,752	120,624	18,965	202,229
Redemptions	(7,763)	(78,823)	(30,691)	(306,661)	(47,883)	(498,046)	(143,697)	(1,546,972)
Net increase (decrease)	20,794	207,792	28,213	284,645	16,179	162,395	(27,570)	(313,445)
Institutional 3 Class
Subscriptions	69,880	703,326	131,302	1,305,060	45,548	468,276	76,690	806,856
Distributions reinvested	5,395	53,444	9,392	94,346	18,948	191,487	25,256	265,389
Redemptions	(44,858)	(442,984)	(105,465)	(1,059,252)	(27,904)	(289,260)	(94,961)	(999,521)
Net increase	30,417	313,786	35,229	340,154	36,592	370,503	6,985	72,724
Class R
Subscriptions	9,658	94,292	18,822	188,188	18,776	201,671	26,241	281,131
Distributions reinvested	729	7,297	1,311	13,293	2,966	30,897	4,337	46,822
Redemptions	(20,333)	(201,365)	(16,247)	(163,765)	(33,175)	(336,284)	(61,484)	(664,906)
Net increase (decrease)	(9,946)	(99,776)	3,886	37,716	(11,433)	(103,716)	(30,906)	(336,953)
Total net increase (decrease)	798,582	8,038,371	(1,297,023)	(13,057,084)	201,902	2,343,105	(3,391,147)	(36,379,760)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	81

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2020 (Unaudited)		January 31, 2020		July 31, 2020 (Unaudited)		January 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,725,381	39,768,279	7,770,857	86,848,307	3,896,951	43,890,500	6,591,990	80,203,469
Distributions reinvested	4,223,897	44,221,649	6,609,194	73,935,602	5,177,119	57,767,599	8,547,119	103,892,937
Redemptions	(9,509,138)	(100,027,205)	(17,881,498)	(199,499,927)	(10,622,920)	(119,927,020)	(18,822,491)	(228,495,471)
Net decrease	(1,559,860)	(16,037,277)	(3,501,447)	(38,716,018)	(1,548,850)	(18,268,921)	(3,683,382)	(44,399,065)
Advisor Class
Subscriptions	56,095	602,031	267,614	2,936,595	87,566	1,004,767	383,803	4,678,944
Distributions reinvested	9,453	97,381	15,788	174,260	17,685	198,975	38,486	472,004
Redemptions	(89,404)	(964,972)	(124,889)	(1,379,683)	(89,817)	(1,051,205)	(1,039,202)	(12,762,541)
Net increase (decrease)	(23,856)	(265,560)	158,513	1,731,172	15,434	152,537	(616,913)	(7,611,593)
Class C
Subscriptions	659,599	6,999,439	1,712,804	18,924,475	793,263	8,982,046	1,406,398	17,131,647
Distributions reinvested	442,963	4,618,219	718,929	7,980,580	466,590	5,248,940	770,798	9,406,558
Redemptions	(1,982,356)	(20,645,860)	(3,840,091)	(42,446,094)	(1,805,381)	(20,573,313)	(3,113,177)	(37,908,324)
Net decrease	(879,794)	(9,028,202)	(1,408,358)	(15,541,039)	(545,528)	(6,342,327)	(935,981)	(11,370,119)
Institutional Class
Subscriptions	1,323,335	14,018,414	2,086,219	23,258,059	1,211,848	13,734,234	2,171,768	26,265,451
Distributions reinvested	116,994	1,221,586	177,260	1,979,087	327,683	3,642,447	545,863	6,619,591
Redemptions	(1,382,284)	(14,495,844)	(2,538,686)	(28,146,212)	(1,900,211)	(21,539,945)	(3,278,526)	(39,619,244)
Net increase (decrease)	58,045	744,156	(275,207)	(2,909,066)	(360,680)	(4,163,264)	(560,895)	(6,734,202)
Institutional 2 Class
Subscriptions	136,601	1,471,488	148,047	1,625,895	83,680	969,593	267,805	3,261,250
Distributions reinvested	22,531	232,099	29,718	327,798	37,289	419,179	60,212	738,640
Redemptions	(62,230)	(640,285)	(120,972)	(1,336,117)	(92,998)	(1,052,291)	(207,536)	(2,558,894)
Net increase	96,902	1,063,302	56,793	617,576	27,971	336,481	120,481	1,440,996
Institutional 3 Class
Subscriptions	59,551	625,391	262,753	2,916,365	81,809	927,562	223,153	2,669,957
Distributions reinvested	38,508	396,564	55,986	617,582	37,412	408,943	56,612	676,438
Redemptions	(132,945)	(1,417,969)	(212,027)	(2,335,413)	(144,475)	(1,593,187)	(137,360)	(1,639,628)
Net increase (decrease)	(34,886)	(396,014)	106,712	1,198,534	(25,254)	(256,682)	142,405	1,706,767
Class R
Subscriptions	18,617	194,476	44,258	489,001	23,729	265,735	62,261	752,519
Distributions reinvested	8,641	90,347	13,715	152,901	17,425	194,560	28,601	347,366
Redemptions	(17,244)	(180,438)	(129,471)	(1,445,695)	(29,489)	(347,935)	(123,805)	(1,514,271)
Net increase (decrease)	10,014	104,385	(71,498)	(803,793)	11,665	112,360	(32,943)	(414,386)
Class V
Subscriptions	—	—	—	—	20,162	251,197	24,762	301,127
Distributions reinvested	—	—	—	—	249,551	2,784,833	404,112	4,912,497
Redemptions	—	—	—	—	(287,358)	(3,318,973)	(658,385)	(7,991,775)
Net decrease	—	—	—	—	(17,645)	(282,943)	(229,511)	(2,778,151)
Total net decrease	(2,333,435)	(23,815,210)	(4,934,492)	(54,422,634)	(2,442,887)	(28,712,759)	(5,796,739)	(70,159,753)
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2020 (Unaudited)		January 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,024,441	22,807,075	3,021,609	37,621,161
Fund reorganization	44,359,371	521,667,749	—	—
Distributions reinvested	2,415,869	27,178,531	3,682,467	45,842,524
Redemptions	(5,028,450)	(57,920,685)	(7,476,908)	(92,951,138)
Net increase (decrease)	43,771,231	513,732,670	(772,832)	(9,487,453)
Advisor Class
Subscriptions	48,287	534,102	33,592	409,507
Fund reorganization	551,378	6,335,357	—	—
Distributions reinvested	7,021	77,091	10,768	130,771
Redemptions	(50,580)	(598,841)	(82,140)	(987,863)
Net increase (decrease)	556,106	6,347,709	(37,780)	(447,585)
Class C
Subscriptions	602,632	6,554,479	895,538	10,838,392
Fund reorganization	2,441,471	27,808,275	—	—
Distributions reinvested	311,975	3,400,526	417,636	5,052,464
Redemptions	(857,579)	(9,604,454)	(1,321,941)	(15,986,874)
Net increase (decrease)	2,498,499	28,158,826	(8,767)	(96,018)
Institutional Class
Subscriptions	534,224	6,216,810	1,031,205	12,782,549
Fund reorganization	2,235,823	26,181,370	—	—
Distributions reinvested	41,233	461,806	66,691	827,351
Redemptions	(697,586)	(8,175,458)	(1,022,643)	(12,639,925)
Net increase	2,113,694	24,684,528	75,253	969,975
Institutional 2 Class
Subscriptions	79,431	898,990	219,986	2,684,611
Fund reorganization	152,038	1,745,389	—	—
Distributions reinvested	22,592	248,055	30,769	375,042
Redemptions	(92,777)	(1,030,719)	(93,328)	(1,139,963)
Net increase	161,284	1,861,715	157,427	1,919,690
Institutional 3 Class
Subscriptions	58,315	646,418	211,297	2,577,035
Fund reorganization	20,038	229,813	—	—
Distributions reinvested	44,185	484,714	66,969	814,984
Redemptions	(118,747)	(1,350,392)	(158,469)	(1,923,612)
Net increase	3,791	10,553	119,797	1,468,407
Class R
Subscriptions	10,488	119,562	27,956	343,652
Fund reorganization	48,363	562,947	—	—
Distributions reinvested	11,617	129,301	16,939	208,823
Redemptions	(10,176)	(120,052)	(43,238)	(524,626)
Net increase	60,292	691,758	1,657	27,849
Total net increase (decrease)	49,164,897	575,487,759	(465,245)	(5,645,135)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	83

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2020 (Unaudited)	$10.31	0.08	0.20	0.28	(0.07)	(0.11)	(0.18)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Year Ended 1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)	(0.24)
Year Ended 1/31/2016	$10.10	0.18	(0.46)	(0.28)	(0.19)	(0.18)	(0.37)
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$10.24	0.09	0.21	0.30	(0.09)	(0.11)	(0.20)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.04	0.20	(0.45)	(0.25)	(0.22)	(0.18)	(0.40)
Class C
Six Months Ended 7/31/2020 (Unaudited)	$10.25	0.04	0.21	0.25	(0.04)	(0.11)	(0.15)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)	(0.16)
Year Ended 1/31/2016	$10.05	0.11	(0.46)	(0.35)	(0.12)	(0.18)	(0.30)
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$10.30	0.09	0.21	0.30	(0.09)	(0.11)	(0.20)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.10	0.21	(0.46)	(0.25)	(0.22)	(0.18)	(0.40)
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.24	0.09	0.20	0.29	(0.09)	(0.11)	(0.20)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.05	0.25	(0.50)	(0.25)	(0.23)	(0.18)	(0.41)
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2020 (Unaudited)	$10.41	2.82%	0.56%(c)	0.56%(c)	1.52%(c)	9%	$189,576
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(d)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Year Ended 1/31/2017	$9.84	6.67%	0.55%	0.55%	1.51%	24%	$213,725
Year Ended 1/31/2016	$9.45	(2.81%)	0.52%	0.52%(d)	1.83%	24%	$216,423
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$10.34	2.98%	0.31%(c)	0.31%(c)	1.76%(c)	9%	$6,342
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(d)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Year Ended 1/31/2017	$9.78	6.98%	0.31%	0.31%	1.76%	24%	$903
Year Ended 1/31/2016	$9.39	(2.57%)	0.27%	0.27%(d)	2.06%	24%	$145
Class C
Six Months Ended 7/31/2020 (Unaudited)	$10.35	2.45%	1.31%(c)	1.31%(c)	0.76%(c)	9%	$24,702
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(d)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Year Ended 1/31/2017	$9.78	5.80%	1.30%	1.30%	0.76%	24%	$42,286
Year Ended 1/31/2016	$9.40	(3.56%)	1.27%	1.27%(d)	1.08%	24%	$43,719
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$10.40	2.96%	0.30%(c)	0.30%(c)	1.77%(c)	9%	$9,861
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(d)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Year Ended 1/31/2017	$9.84	6.94%	0.30%	0.30%	1.79%	24%	$3,974
Year Ended 1/31/2016	$9.45	(2.56%)	0.27%	0.27%(d)	2.09%	24%	$3,046
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.33	2.89%	0.29%(c)	0.29%(c)	1.78%(c)	9%	$1,191
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
Year Ended 1/31/2017	$9.78	7.05%	0.24%	0.24%	1.84%	24%	$417
Year Ended 1/31/2016	$9.39	(2.60%)	0.21%	0.21%	2.66%	24%	$322
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	85

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.22	0.09	0.21	0.30	(0.09)	(0.11)	(0.20)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.04	0.20	(0.43)	(0.23)	(0.24)	(0.18)	(0.42)
Class R
Six Months Ended 7/31/2020 (Unaudited)	$10.30	0.06	0.21	0.27	(0.06)	(0.11)	(0.17)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)
Year Ended 1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)	(0.21)
Year Ended 1/31/2016	$10.10	0.17	(0.47)	(0.30)	(0.17)	(0.18)	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.32	3.02%	0.24%(c)	0.24%(c)	1.83%(c)	9%	$2,874
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Year Ended 1/31/2017	$9.77	6.99%	0.20%	0.20%	1.86%	24%	$595
Year Ended 1/31/2016	$9.39	(2.37%)	0.15%	0.15%	2.13%	24%	$166
Class R
Six Months Ended 7/31/2020 (Unaudited)	$10.40	2.70%	0.80%(c)	0.80%(c)	1.27%(c)	9%	$413
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(d)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
Year Ended 1/31/2017	$9.84	6.41%	0.80%	0.80%	1.19%	24%	$355
Year Ended 1/31/2016	$9.45	(3.05%)	0.77%	0.77%(d)	1.72%	24%	$490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	87

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2020 (Unaudited)	$10.97	0.07	0.14	0.21	(0.07)	(0.26)	(0.33)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2017	$10.14	0.17	0.68	0.85	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2016	$10.98	0.20	(0.49)	(0.29)	(0.22)	(0.33)	(0.55)
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$10.86	0.08	0.14	0.22	(0.08)	(0.26)	(0.34)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.06	0.24	0.62	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.89	0.23	(0.48)	(0.25)	(0.25)	(0.33)	(0.58)
Class C
Six Months Ended 7/31/2020 (Unaudited)	$10.80	0.03	0.13	0.16	(0.03)	(0.26)	(0.29)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Year Ended 1/31/2017	$10.00	0.09	0.67	0.76	(0.08)	(0.21)	(0.29)
Year Ended 1/31/2016	$10.84	0.12	(0.49)	(0.37)	(0.14)	(0.33)	(0.47)
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$10.80	0.08	0.14	0.22	(0.08)	(0.26)	(0.34)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.01	0.19	0.67	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.85	0.23	(0.49)	(0.26)	(0.25)	(0.33)	(0.58)
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.86	0.09	0.13	0.22	(0.09)	(0.26)	(0.35)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.05	0.20	0.67	0.87	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.89	0.30	(0.55)	(0.25)	(0.26)	(0.33)	(0.59)
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.70	0.09	0.13	0.22	(0.09)	(0.26)	(0.35)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Year Ended 1/31/2017	$9.94	0.19	0.67	0.86	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.77	0.26	(0.50)	(0.24)	(0.26)	(0.33)	(0.59)
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2020 (Unaudited)	$10.85	2.07%	0.50%(c)	0.50%(c)	1.37%(c)	5%	$419,823
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(d)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(d)	1.96%	21%	$427,506
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48%(d)	1.71%	9%	$486,408
Year Ended 1/31/2017	$10.62	8.47%	0.49%	0.49%(d)	1.57%	18%	$494,948
Year Ended 1/31/2016	$10.14	(2.78%)	0.48%	0.48%(d)	1.86%	21%	$495,849
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$10.74	2.23%	0.25%(c)	0.25%(c)	1.62%(c)	5%	$5,155
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(d)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(d)	2.17%	21%	$4,943
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23%(d)	2.09%	9%	$4,592
Year Ended 1/31/2017	$10.53	8.71%	0.24%	0.24%(d)	2.28%	18%	$2,705
Year Ended 1/31/2016	$10.06	(2.46%)	0.23%	0.23%(d)	2.15%	21%	$1,082
Class C
Six Months Ended 7/31/2020 (Unaudited)	$10.67	1.61%	1.25%(c)	1.25%(c)	0.62%(c)	5%	$56,702
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(d)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(d)	1.14%	21%	$61,019
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23%(d)	0.95%	9%	$82,192
Year Ended 1/31/2017	$10.47	7.67%	1.24%	1.24%(d)	0.83%	18%	$87,493
Year Ended 1/31/2016	$10.00	(3.56%)	1.23%	1.23%(d)	1.12%	21%	$85,097
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$10.68	2.24%	0.25%(c)	0.25%(c)	1.62%(c)	5%	$18,890
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(d)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(d)	2.10%	21%	$17,131
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23%(d)	2.00%	9%	$28,796
Year Ended 1/31/2017	$10.48	8.75%	0.24%	0.24%(d)	1.78%	18%	$20,476
Year Ended 1/31/2016	$10.01	(2.56%)	0.23%	0.23%(d)	2.11%	21%	$24,108
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.73	2.14%	0.23%(c)	0.23%(c)	1.65%(c)	5%	$3,813
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
Year Ended 1/31/2017	$10.52	8.78%	0.18%	0.18%	1.93%	18%	$2,084
Year Ended 1/31/2016	$10.05	(2.48%)	0.16%	0.16%	2.89%	21%	$686
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.57	2.20%	0.18%(c)	0.18%(c)	1.69%(c)	5%	$6,265
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Year Ended 1/31/2017	$10.40	8.84%	0.13%	0.13%	1.83%	18%	$409
Year Ended 1/31/2016	$9.94	(2.38%)	0.12%	0.12%	2.48%	21%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	89

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2020 (Unaudited)	$10.99	0.06	0.14	0.20	(0.06)	(0.26)	(0.32)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)
Year Ended 1/31/2017	$10.16	0.14	0.67	0.81	(0.13)	(0.21)	(0.34)
Year Ended 1/31/2016	$10.99	0.21	(0.52)	(0.31)	(0.19)	(0.33)	(0.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2020 (Unaudited)	$10.87	1.93%	0.75%(c)	0.75%(c)	1.13%(c)	5%	$1,039
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(d)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(d)	1.71%	21%	$1,431
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73%(d)	1.40%	9%	$1,924
Year Ended 1/31/2017	$10.63	8.09%	0.73%	0.73%(d)	1.30%	18%	$2,549
Year Ended 1/31/2016	$10.16	(2.93%)	0.73%	0.73%(d)	1.92%	21%	$5,007
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	91

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2020 (Unaudited)	$11.32	0.07	0.10	0.17	(0.06)	(0.35)	(0.41)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)	(0.48)
Year Ended 1/31/2016	$11.50	0.19	(0.49)	(0.30)	(0.22)	(0.64)	(0.86)
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$11.17	0.08	0.09	0.17	(0.07)	(0.35)	(0.42)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.28	(0.54)	(0.26)	(0.25)	(0.64)	(0.89)
Class C
Six Months Ended 7/31/2020 (Unaudited)	$11.21	0.03	0.11	0.14	(0.02)	(0.35)	(0.37)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Year Ended 1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)	(0.40)
Year Ended 1/31/2016	$11.41	0.11	(0.47)	(0.36)	(0.14)	(0.64)	(0.78)
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$11.31	0.08	0.09	0.17	(0.07)	(0.35)	(0.42)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.49	0.22	(0.49)	(0.27)	(0.25)	(0.64)	(0.89)
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$11.16	0.08	0.09	0.17	(0.07)	(0.35)	(0.42)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.51	(0.77)	(0.26)	(0.26)	(0.64)	(0.90)
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$11.17	0.08	0.10	0.18	(0.08)	(0.35)	(0.43)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)	(0.52)
Year Ended 1/31/2016	$11.38	0.16	(0.40)	(0.24)	(0.27)	(0.64)	(0.91)
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2020 (Unaudited)	$11.08	1.72%	0.44%(c)	0.44%(c)	1.30%(c)	10%	$1,235,722
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(d)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(d)	1.94%	20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44%(d)	1.68%	9%	$1,389,747
Year Ended 1/31/2017	$10.99	11.19%	0.44%	0.44%(d)	1.64%	10%	$1,309,998
Year Ended 1/31/2016	$10.34	(2.89%)	0.46%	0.46%(d)	1.68%	17%	$1,295,482
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$10.92	1.80%	0.19%(c)	0.19%(c)	1.55%(c)	10%	$2,723
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(d)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(d)	2.28%	20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18%(d)	2.60%	9%	$1,021
Year Ended 1/31/2017	$10.87	11.39%	0.19%	0.19%(d)	1.98%	10%	$355
Year Ended 1/31/2016	$10.24	(2.58%)	0.21%	0.21%(d)	2.61%	17%	$202
Class C
Six Months Ended 7/31/2020 (Unaudited)	$10.98	1.42%	1.19%(c)	1.19%(c)	0.55%(c)	10%	$140,608
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(d)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(d)	1.15%	20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19%(d)	0.95%	9%	$207,421
Year Ended 1/31/2017	$10.91	10.34%	1.19%	1.19%(d)	0.90%	10%	$186,170
Year Ended 1/31/2016	$10.27	(3.48%)	1.21%	1.21%(d)	0.95%	17%	$178,548
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$11.06	1.77%	0.19%(c)	0.19%(c)	1.55%(c)	10%	$36,959
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(d)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(d)	2.19%	20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19%(d)	2.09%	9%	$39,872
Year Ended 1/31/2017	$10.98	11.48%	0.19%	0.19%(d)	2.02%	10%	$4,598
Year Ended 1/31/2016	$10.33	(2.65%)	0.21%	0.21%(d)	1.92%	17%	$2,443
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.91	1.80%	0.17%(c)	0.17%(c)	1.57%(c)	10%	$6,385
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Year Ended 1/31/2017	$10.87	11.55%	0.14%	0.14%	1.94%	10%	$5,521
Year Ended 1/31/2016	$10.23	(2.61%)	0.15%	0.15%	4.80%	17%	$3,803
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$10.92	1.83%	0.13%(c)	0.13%(c)	1.61%(c)	10%	$10,419
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
Year Ended 1/31/2017	$10.87	11.61%	0.09%	0.09%	2.15%	10%	$3,459
Year Ended 1/31/2016	$10.23	(2.42%)	0.09%	0.09%	1.59%	17%	$368
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	93

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2020 (Unaudited)	$11.28	0.06	0.10	0.16	(0.05)	(0.35)	(0.40)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)
Year Ended 1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)	(0.45)
Year Ended 1/31/2016	$11.47	0.16	(0.47)	(0.31)	(0.20)	(0.64)	(0.84)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2020 (Unaudited)	$11.04	1.59%	0.69%(c)	0.69%(c)	1.05%(c)	10%	$2,588
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(d)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(d)	1.72%	20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69%(d)	1.46%	9%	$2,786
Year Ended 1/31/2017	$10.96	10.84%	0.69%	0.69%(d)	1.48%	10%	$2,282
Year Ended 1/31/2016	$10.32	(3.06%)	0.71%	0.71%(d)	1.37%	17%	$1,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	95

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2020 (Unaudited)	$12.28	0.05	0.05	0.10	(0.04)	(0.47)	(0.51)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$12.40	0.06	0.06	0.12	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.54	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Class C
Six Months Ended 7/31/2020 (Unaudited)	$12.30	0.00(f)	0.07	0.07	(0.00)(f)	(0.47)	(0.47)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Year Ended 1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)	(0.53)
Year Ended 1/31/2016	$12.51	0.09	(0.55)	(0.46)	(0.13)	(0.71)	(0.84)
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$12.25	0.06	0.06	0.12	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.44	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.38	0.06	0.07	0.13	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.53	0.38	(0.71)	(0.33)	(0.26)	(0.71)	(0.97)
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.06	0.06	0.06	0.12	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.31	0.13	(0.45)	(0.32)	(0.27)	(0.71)	(0.98)
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2020 (Unaudited)	$11.87	1.13%	0.50%(c)	0.50%(c)	0.80%(c)	5%	$1,572,580
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.59%	18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(d)	1.35%	9%	$1,826,698
Year Ended 1/31/2017	$12.00	13.24%	0.47%(e)	0.47%(d),(e)	1.30%	9%	$1,671,442
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52%(d)	1.42%	16%	$1,646,276
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$11.99	1.25%	0.25%(c)	0.25%(c)	1.05%(c)	5%	$7,708
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(d)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(d)	1.90%	18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24%(d)	1.86%	9%	$11,216
Year Ended 1/31/2017	$12.10	13.61%	0.22%(e)	0.22%(d),(e)	1.62%	9%	$2,128
Year Ended 1/31/2016	$11.23	(3.23%)	0.27%	0.27%(d)	1.72%	16%	$1,119
Class C
Six Months Ended 7/31/2020 (Unaudited)	$11.90	0.80%	1.25%(c)	1.25%(c)	0.05%(c)	5%	$136,768
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(d)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(d)	0.77%	18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24%(d)	0.59%	9%	$215,268
Year Ended 1/31/2017	$12.04	12.36%	1.22%(e)	1.22%(d),(e)	0.55%	9%	$216,271
Year Ended 1/31/2016	$11.21	(4.08%)	1.27%	1.27%(d)	0.69%	16%	$206,181
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$11.84	1.27%	0.25%(c)	0.25%(c)	1.05%(c)	5%	$99,626
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(d)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(d)	1.83%	18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24%(d)	1.59%	9%	$136,761
Year Ended 1/31/2017	$11.98	13.55%	0.22%(e)	0.22%(d),(e)	1.55%	9%	$119,833
Year Ended 1/31/2016	$11.13	(3.26%)	0.27%	0.27%(d)	1.67%	16%	$113,846
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$11.98	1.36%	0.21%(c)	0.21%(c)	1.09%(c)	5%	$9,899
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Year Ended 1/31/2017	$12.09	13.63%	0.13%(e)	0.13%(e)	1.68%	9%	$5,706
Year Ended 1/31/2016	$11.23	(3.05%)	0.17%	0.17%	3.15%	16%	$3,537
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$11.65	1.34%	0.16%(c)	0.16%(c)	1.14%(c)	5%	$13,005
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
Year Ended 1/31/2017	$11.84	13.68%	0.07%(e)	0.07%(e)	1.81%	9%	$1,128
Year Ended 1/31/2016	$11.01	(3.09%)	0.12%	0.12%	1.16%	16%	$379
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	97

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2020 (Unaudited)	$12.26	0.03	0.07	0.10	(0.03)	(0.47)	(0.50)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)	(0.57)
Year Ended 1/31/2016	$12.44	0.14	(0.54)	(0.40)	(0.19)	(0.71)	(0.90)
Class V
Six Months Ended 7/31/2020 (Unaudited)	$12.28	0.05	0.05	0.10	(0.04)	(0.47)	(0.51)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
01/31/2017	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%	0.04%

(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2020 (Unaudited)	$11.86	1.08%	0.75%(c)	0.75%(c)	0.56%(c)	5%	$4,801
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(d)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(d)	1.37%	18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74%(d)	1.14%	9%	$4,816
Year Ended 1/31/2017	$11.99	12.97%	0.72%(e)	0.72%(d),(e)	1.10%	9%	$3,743
Year Ended 1/31/2016	$11.14	(3.67%)	0.77%	0.77%(d)	1.11%	16%	$3,556
Class V
Six Months Ended 7/31/2020 (Unaudited)	$11.87	1.13%	0.50%(c)	0.50%(c)	0.80%(c)	5%	$78,224
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.58%	18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(d)	1.35%	9%	$93,279
Year Ended 1/31/2017	$12.00	13.24%	0.47%(e)	0.47%(d),(e)	1.30%	9%	$86,404
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52%(d)	1.42%	16%	$85,135
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	99

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2020 (Unaudited)	$12.58	0.03	(0.01)(c)	0.02	(0.01)	(0.56)	(0.57)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Year Ended 1/31/2016	$12.54	0.15	(0.57)	(0.42)	(0.19)	(0.85)	(1.04)
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$12.29	0.03	0.01	0.04	(0.02)	(0.56)	(0.58)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.34	0.24	(0.61)	(0.37)	(0.23)	(0.85)	(1.08)
Class C
Six Months Ended 7/31/2020 (Unaudited)	$12.24	(0.02)	(0.01)(c)	(0.03)	(0.00)(g)	(0.56)	(0.56)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Year Ended 1/31/2016	$12.32	0.06	(0.55)	(0.49)	(0.11)	(0.85)	(0.96)
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$12.52	0.04	0.00(g)	0.04	(0.02)	(0.56)	(0.58)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.49	0.19	(0.58)	(0.39)	(0.22)	(0.85)	(1.07)
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.29	0.04	(0.01)(c)	0.03	(0.02)	(0.56)	(0.58)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Year Ended 1/31/2016	$12.33	0.31	(0.68)	(0.37)	(0.23)	(0.85)	(1.08)
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.28	0.04	0.00(g)	0.04	(0.02)	(0.56)	(0.58)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)
Year Ended 1/31/2016	$12.32	0.08	(0.44)	(0.36)	(0.24)	(0.85)	(1.09)
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2020 (Unaudited)	$12.03	0.50%	0.46%(d),(e)	0.46%(d),(e)	0.44%(d)	49%	$1,122,883
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(f)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(f)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49%(f)	1.08%	13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%	0.50%(f)	1.06%	12%	$582,182
Year Ended 1/31/2016	$11.08	(3.92%)	0.51%	0.51%(f)	1.18%	12%	$549,678
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$11.75	0.62%	0.20%(d),(e)	0.20%(d),(e)	0.61%(d)	49%	$8,075
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(f)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(f)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23%(f)	1.10%	13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%	0.25%(f)	1.27%	12%	$1,242
Year Ended 1/31/2016	$10.89	(3.65%)	0.26%	0.26%(f)	1.97%	12%	$779
Class C
Six Months Ended 7/31/2020 (Unaudited)	$11.65	0.11%	1.21%(d),(e)	1.21%(d),(e)	(0.30%)(d)	49%	$99,785
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(f)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(f)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24%(f)	0.34%	13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%	1.25%(f)	0.33%	12%	$75,648
Year Ended 1/31/2016	$10.87	(4.60%)	1.25%	1.25%(f)	0.46%	12%	$66,938
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$11.98	0.60%	0.20%(d),(e)	0.20%(d),(e)	0.64%(d)	49%	$36,722
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(f)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(f)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23%(f)	1.67%	13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%	0.25%(f)	1.39%	12%	$3,329
Year Ended 1/31/2016	$11.03	(3.69%)	0.26%	0.26%(f)	1.55%	12%	$1,809
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$11.74	0.54%	0.20%(d),(e)	0.20%(d),(e)	0.73%(d)	49%	$6,748
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%	0.18%	1.49%	12%	$1,638
Year Ended 1/31/2016	$10.88	(3.58%)	0.18%	0.18%	2.61%	12%	$1,041
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$11.74	0.63%	0.15%(d),(e)	0.15%(d),(e)	0.78%(d)	49%	$10,198
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%	0.13%	1.66%	12%	$2,111
Year Ended 1/31/2016	$10.87	(3.54%)	0.15%	0.15%	0.69%	12%	$214
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	101

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2020 (Unaudited)	$12.47	0.01	(0.01)(c)	0.00	(0.01)	(0.56)	(0.57)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)	(0.56)
Year Ended 1/31/2016	$12.46	0.12	(0.56)	(0.44)	(0.16)	(0.85)	(1.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2020 (Unaudited)	$11.90	0.32%	0.72%(d),(e)	0.72%(d),(e)	0.21%(d)	49%	$3,511
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(f)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(f)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73%(f)	0.83%	13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%	0.75%(f)	1.22%	12%	$2,099
Year Ended 1/31/2016	$11.01	(4.09%)	0.76%	0.76%(f)	0.97%	12%	$1,029
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	103

Notes to Financial Statements
July 31, 2020 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	460,579*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	99,813*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,893
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	527,334*
Total		1,090,619

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	455,885*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,818
Total		460,703

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(233,204)	(233,204)
Equity risk	—	(834,972)	—	(834,972)
Foreign exchange risk	2,332	—	—	2,332
Interest rate risk	—	2,275,222	—	2,275,222
Total	2,332	1,440,250	(233,204)	1,209,378

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	449,538	449,538
Equity risk	—	(387,132)	—	(387,132)
Foreign exchange risk	(4,549)	—	—	(4,549)
Interest rate risk	—	(139,209)	—	(139,209)
Total	(4,549)	(526,341)	449,538	(81,352)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	35,346,669
Futures contracts — short	7,523,043
Credit default swap contracts — sell protection	19,731,425

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	5,271	(7,606)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2020.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,058,899*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,537,750*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,469
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	959,653*
Total		3,560,771

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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,062,638*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,368
Total		1,070,006

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(546,591)	(546,591)
Equity risk	—	(2,036,102)	—	(2,036,102)
Foreign exchange risk	3,650	—	—	3,650
Interest rate risk	—	4,430,014	—	4,430,014
Total	3,650	2,393,912	(546,591)	1,850,971

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,033,304	1,033,304
Equity risk	—	209,335	—	209,335
Foreign exchange risk	(6,990)	—	—	(6,990)
Interest rate risk	—	(395,837)	—	(395,837)
Total	(6,990)	(186,502)	1,033,304	839,812
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	90,052,588
Futures contracts — short	14,921,738
Credit default swap contracts — sell protection	45,506,375

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	8,045	(11,657)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2020.
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,548,969*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,751,490*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	8,507
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	945,674*
Total		11,254,640

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,154,523*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	12,434
Total		3,166,957

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(2,536,404)	(2,536,404)
Equity risk	—	(12,553,277)	—	(12,553,277)
Foreign exchange risk	2,402	—	—	2,402
Interest rate risk	—	7,203,990	—	7,203,990
Total	2,402	(5,349,287)	(2,536,404)	(7,883,289)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	2,470,463	2,470,463
Equity risk	—	2,551,825	—	2,551,825
Foreign exchange risk	(12,939)	—	—	(12,939)
Interest rate risk	—	(1,574,026)	—	(1,574,026)
Total	(12,939)	977,799	2,470,463	3,435,323
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	193,819,427
Futures contracts — short	41,974,768
Credit default swap contracts — sell protection	61,888,875

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	9,596	(18,821)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2020.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,486,774*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	16,621,907*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	5,932
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,352,838*
Total		24,467,451

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,099,333*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	8,535
Total		4,107,868

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(5,609,151)	(5,609,151)
Equity risk	—	(25,837,599)	—	(25,837,599)
Foreign exchange risk	1,523	—	—	1,523
Interest rate risk	—	12,267,894	—	12,267,894
Total	1,523	(13,569,705)	(5,609,151)	(19,177,333)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	5,365,494	5,365,494
Equity risk	—	8,752,993	—	8,752,993
Foreign exchange risk	(8,832)	—	—	(8,832)
Interest rate risk	—	(812,468)	—	(812,468)
Total	(8,832)	7,940,525	5,365,494	13,297,187
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	373,841,930
Futures contracts — short	60,062,869
Credit default swap contracts — sell protection	127,634,125

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	6,677	(13,035)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2020.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	133,744*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,913,629*
Total		3,047,373

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
114	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(624,330)	(624,330)
Equity risk	—	(7,857,358)	—	(7,857,358)
Foreign exchange risk	1,055	—	—	1,055
Interest rate risk	—	2,115,219	—	2,115,219
Total	1,055	(5,742,139)	(624,330)	(6,365,414)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	84,240	84,240
Equity risk	—	1,526,064	—	1,526,064
Foreign exchange risk	(7,420)	—	—	(7,420)
Interest rate risk	—	(553,995)	—	(553,995)
Total	(7,420)	972,069	84,240	1,048,889
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	63,078,017
Futures contracts — short	27,768,788
Credit default swap contracts — sell protection	32,299,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,428	(10,402)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2020.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2020:
Columbia Capital Allocation Portfolios | Semiannual Report 2020	115

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	1,141	1,141
Forward foreign currency exchange contracts	2,893	-	2,893
Total assets	2,893	1,141	4,034
Liabilities
Centrally cleared credit default swap contracts (a)	-	389	389
Forward foreign currency exchange contracts	4,818	-	4,818
Total liabilities	4,818	389	5,207
Total financial and derivative net assets	(1,925)	752	(1,173)
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	(1,925)	752	(1,173)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	2,646	2,646
Forward foreign currency exchange contracts	4,469	-	4,469
Total assets	4,469	2,646	7,115
Liabilities
Centrally cleared credit default swap contracts (a)	-	940	940
Forward foreign currency exchange contracts	7,368	-	7,368
Total liabilities	7,368	940	8,308
Total financial and derivative net assets	(2,899)	1,706	(1,193)
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	(2,899)	1,706	(1,193)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	11,284	11,284
Forward foreign currency exchange contracts	8,507	-	8,507
Total assets	8,507	11,284	19,791
Liabilities
Centrally cleared credit default swap contracts (b)	-	778	778
Forward foreign currency exchange contracts	12,434	-	12,434
Total liabilities	12,434	778	13,212
Total financial and derivative net assets	(3,927)	10,506	6,579
Total collateral received (pledged) (c)	-	-	-
Net amount (d)	(3,927)	10,506	6,579

116	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	24,594	24,594
Forward foreign currency exchange contracts	5,932	-	5,932
Total assets	5,932	24,594	30,526
Liabilities
Centrally cleared credit default swap contracts (b)	-	1,741	1,741
Forward foreign currency exchange contracts	8,535	-	8,535
Total liabilities	8,535	1,741	10,276
Total financial and derivative net assets	(2,603)	22,853	20,250
Total collateral received (pledged) (c)	-	-	-
Net amount (d)	(2,603)	22,853	20,250

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	504
Total financial and derivative net assets	(504)
Total collateral received (pledged) (b)	(504)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
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Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
118	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2020 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.13
Columbia Capital Allocation Moderate Conservative Portfolio	0.11
Columbia Capital Allocation Moderate Portfolio	0.08
Columbia Capital Allocation Moderate Aggressive Portfolio	0.13
Columbia Capital Allocation Aggressive Portfolio	0.08
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Capital Allocation Portfolios | Semiannual Report 2020	119

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended July 31, 2020, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.06	0.02	0.08	N/A
Columbia Capital Allocation Moderate Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.08	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10	0.10	0.10	0.10	0.06	0.01	0.10	0.10
Columbia Capital Allocation Aggressive Portfolio	0.10	0.10	0.09	0.10	0.07	0.02	0.09	N/A
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. There were no small account fees for any of the funds.
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	306,000
Columbia Capital Allocation Moderate Conservative Portfolio	520,000
Columbia Capital Allocation Moderate Portfolio	1,613,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,153,000
Columbia Capital Allocation Aggressive Portfolio	200,000
120	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
These amounts are based on the most recent information available as of June 30, 2020, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2020, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	64,265	1,251	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	118,258	2,585	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	494,444	7,125	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	633,066	6,636	3,162
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	425,584	3,767	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to Columbia Capital Allocation Aggressive Portfolio) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2020 through May 31, 2021
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.22	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.17	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.22	0.17	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.20	0.76	N/A

Columbia Capital Allocation Portfolios | Semiannual Report 2020	121

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
	Prior to June 1, 2020
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.21	0.16	0.74	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.52	0.27	1.27	0.27	0.24	0.20	0.77	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.16	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.20	0.15	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reorganization (see Fund reorganization note) costs were allocated to Columbia Capital Allocation Aggressive Portfolio only to the extent they are expected to be offset by the anticipated reduction in expenses borne by Columbia Capital Allocation Aggressive Portfolio’s shareholders during the first year following the reorganization.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	221,073,000	14,951,000	(3,334,000)	11,617,000
Columbia Capital Allocation Moderate Conservative Portfolio	482,834,000	35,604,000	(12,109,000)	23,495,000
Columbia Capital Allocation Moderate Portfolio	1,323,834,000	132,917,000	(31,816,000)	101,101,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,739,859,000	206,867,000	(44,006,000)	162,861,000
Columbia Capital Allocation Aggressive Portfolio	1,178,437,000	116,512,000	(9,812,000)	106,700,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
122	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Note 5. Portfolio information
For the six months ended July 31, 2020, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	17,297,371	16,993,896
Columbia Capital Allocation Moderate Conservative Portfolio	19,237,348	35,765,937
Columbia Capital Allocation Moderate Portfolio	123,112,715	146,773,356
Columbia Capital Allocation Moderate Aggressive Portfolio	79,047,523	200,455,256
Columbia Capital Allocation Aggressive Portfolio	352,374,272	338,035,435
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for Columbia Capital Allocation Aggressive Portfolio following the reorganization as described in Note 10 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $12,825,781 and $15,751,084, respectively.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2020.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	123

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
During the six months ended July 31, 2020, the following fund(s) had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Capital Allocation Aggressive Portfolio	700,000	1.19	1
Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. Columbia Capital Allocation Aggressive Portfolio had no outstanding borrowings at July 31, 2020. The remaining funds had no borowings during the six months ended July 31, 2020.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Captial Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Captial Allocation Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
124	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At July 31, 2020, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	77.5
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	78.7
Columbia Capital Allocation Moderate Portfolio	—	—	88.4
Columbia Capital Allocation Moderate Aggressive Portfolio	1	12.0	58.4
Columbia Capital Allocation Aggressive Portfolio	—	—	74.0
Note 10. Fund reorganization
At the close of business on July 10, 2020, Columbia Capital Allocation Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of Columbia Global Strategic Equity Fund (the Acquired Fund), a series of Columbia Funds Series Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $686,911,997 and the combined net assets immediately after the reorganization were $1,271,442,897.
The reorganization was accomplished by a tax-free exchange of 44,911,934 shares of the Acquired Fund valued at $584,530,900 (including $27,712,604 of unrealized appreciation/(depreciation)).
Columbia Capital Allocation Portfolios | Semiannual Report 2020	125

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	44,359,371
Advisor Class	551,378
Class C	2,441,471
Institutional Class	2,235,823
Institutional 2 Class	152,038
Institutional 3 Class	20,038
Class R	48,363
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2020, the Fund’s pro-forma net investment income/(loss), net gain/(loss) on investments, net change in unrealized appreciation/(depreciation) and net increase/(decrease) in net assets from operations for the six months ended July 31, 2020 would have been approximately $(1.2) million, $51.4 million, $(47.1) million and $3.1 million, respectively.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
126	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Capital Allocation Portfolios | Semiannual Report 2020	127

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio (each, a Series Fund and collectively, the Series Funds). Under a management agreement (each a Management Agreement), Columbia Threadneedle provides investment advice and other services to each Series Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, each Series Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and each Series Fund’s performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue each Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Series Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Series Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to each Series Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under each Management Agreement, the Board also took into account the organization and strength of each Series Fund’s and its service providers’ compliance
128	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Approval of Management Agreement  (continued)
programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each Series Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes to any Management Agreement are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Series Funds under each Management Agreement. It was observed that the services being performed under each Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to each Series Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group, the product score of each Series Fund (taking into account performance relative to peers and benchmarks) and the net assets of each Series Fund. The Board observed each Series Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with each Series Fund
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each Series Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of each Series Fund’s performance and expenses, the reasonableness of the Series Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each Series Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that Columbia Capital Allocation Moderate Portfolio’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. The Board took into account that each other Series Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that each Series Fund’s management fee was fair and reasonable in light of the extent and quality of services that each Series Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each Series Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational
Columbia Capital Allocation Portfolios | Semiannual Report 2020	129

Approval of Management Agreement  (continued)
advantages. The Board noted that the fees paid by each Series Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
Given that the Series Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Series Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
130	Columbia Capital Allocation Portfolios | Semiannual Report 2020

Additional information
The Funds mail one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Capital Allocation Portfolios | Semiannual Report 2020	131

Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_K01_(09/20)

SemiAnnual Report
July 31, 2020
Columbia Income Builder Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Builder Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Income Builder Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and growth of capital.
Portfolio management
Colin Lundgren, CFA
Lead Portfolio Manager
Managed Fund since 2006
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended July 31, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	1.67	5.29	5.38	6.09
	Including sales charges		-3.19	0.32	4.35	5.58
Advisor Class*		11/08/12	1.87	5.62	5.66	6.30
Class C	Excluding sales charges	02/16/06	1.36	4.57	4.61	5.31
	Including sales charges		0.37	3.57	4.61	5.31
Institutional Class*		09/27/10	1.88	5.64	5.66	6.37
Institutional 2 Class*		11/08/12	1.88	5.56	5.67	6.33
Institutional 3 Class*		03/01/17	1.91	5.61	5.61	6.21
Class R*		09/27/10	1.62	5.08	5.12	5.88
Blended Benchmark			1.15	5.45	4.58	5.24
Bloomberg Barclays U.S. Aggregate Bond Index			5.69	10.12	4.47	3.87
Russell 3000 Value Index			-11.45	-6.67	5.17	9.92
FTSE Three-Month U.S. Treasury Bill Index			0.40	1.36	1.15	0.61
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% FTSE Three-Month U.S. Treasury Bill Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Income Builder Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at July 31, 2020)
Equity Funds	27.9
Exchange-Traded Fixed Income Funds	2.0
Fixed Income Funds	70.0
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Income Builder Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2020 — July 31, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.70	1,022.97	1.91	1.91	0.38	4.86	4.88	0.97
Advisor Class	1,000.00	1,000.00	1,018.70	1,024.22	0.65	0.65	0.13	3.61	3.62	0.72
Class C	1,000.00	1,000.00	1,013.60	1,019.24	5.66	5.67	1.13	8.61	8.64	1.72
Institutional Class	1,000.00	1,000.00	1,018.80	1,024.22	0.65	0.65	0.13	3.61	3.62	0.72
Institutional 2 Class	1,000.00	1,000.00	1,018.80	1,024.37	0.50	0.50	0.10	3.46	3.47	0.69
Institutional 3 Class	1,000.00	1,000.00	1,019.10	1,024.57	0.30	0.30	0.06	3.26	3.27	0.65
Class R	1,000.00	1,000.00	1,016.20	1,021.73	3.16	3.17	0.63	6.12	6.13	1.22
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Income Builder Fund | Semiannual Report 2020	5

Portfolio of Investments
July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 27.9%
	Shares	Value ($)
Convertible 5.8%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	3,118,441	79,520,246
Dividend Income 15.7%
Columbia Dividend Income Fund, Institutional 3 Class(a)	5,434,764	127,119,135
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	6,568,409	52,678,641
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(a)	2,014,029	34,741,994
Total		214,539,770
Global Real Estate 2.5%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,719,895	34,025,886
U.S. Small Cap 3.9%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,601,817	52,651,733
Total Equity Funds (Cost $356,071,568)		380,737,635

Exchange-Traded Fixed Income Funds 2.0%

Multisector 2.0%
Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	27,206,250
Total Exchange-Traded Fixed Income Funds (Cost $24,980,250)		27,206,250

Fixed Income Funds 70.0%

Emerging Markets 7.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	8,579,948	96,438,608
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 3.9%
Columbia Floating Rate Fund, Institutional 3 Class(a)	6,508,538	54,020,865
High Yield 12.8%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	59,790,545	174,588,392
Investment Grade 46.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,113,718	174,714,579
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	8,489,770	88,208,708
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	13,496,111	134,151,346
Columbia Quality Income Fund, Institutional 3 Class(a)	39,717,460	224,006,474
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	652,347	8,115,201
Total		629,196,308
Total Fixed Income Funds (Cost $909,570,536)		954,244,173

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 0.010%(a),(b)	664,805	664,805
Total Money Market Funds (Cost $664,355)		664,805
Total Investments in Securities (Cost: $1,291,286,709)		1,362,852,863
Other Assets & Liabilities, Net		(340,059)
Net Assets		1,362,512,804
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	61,417,030	12,141,992	(1,237,646)	7,198,870	79,520,246	1,923,015	(166,180)	961,167	3,118,441
Columbia Corporate Income Fund, Institutional 3 Class
	169,736,956	3,766,633	(8,355,528)	9,566,518	174,714,579	—	(784,011)	2,348,853	15,113,718
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Builder Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Diversified Fixed Income Allocation ETF
	26,387,500	—	—	818,750	27,206,250	—	—	371,188	1,250,000
Columbia Dividend Income Fund, Institutional 3 Class
	92,735,719	35,925,727	(1,676,408)	134,097	127,119,135	—	(283,504)	1,156,556	5,434,764
Columbia Dividend Opportunity Fund, Institutional 3 Class
	56,017,065	3,269,984	(1,393,706)	(5,214,702)	52,678,641	—	(322,240)	1,012,173	6,568,409
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	97,819,793	2,391,487	(1,660,064)	(2,112,608)	96,438,608	—	(160,012)	1,564,449	8,579,948
Columbia Floating Rate Fund, Institutional 3 Class
	57,544,642	1,861,903	(1,419,971)	(3,965,709)	54,020,865	—	(134,211)	1,153,013	6,508,538
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	30,178,068	7,788,874	(538,510)	(2,686,438)	34,741,994	—	(109,925)	552,577	2,014,029
Columbia Government Money Market Fund, Institutional 3 Class, 0.010%
	663,548	1,257	—	—	664,805	—	—	1,256	664,805
Columbia High Yield Bond Fund, Institutional 3 Class
	142,931,587	33,050,222	(2,374,605)	981,188	174,588,392	—	(231,674)	3,867,532	59,790,545
Columbia Inflation Protected Securities Fund
	18,121,364	259,117	(17,613,596)	(766,885)	—	—	671,136	140,969	—
Columbia Limited Duration Credit Fund, Institutional 3 Class
	154,975,502	2,188,846	(69,894,991)	939,351	88,208,708	—	670,027	1,302,734	8,489,770
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	139,081,435	23,811,355	(26,687,993)	(2,053,451)	134,151,346	—	(1,587,241)	2,629,871	13,496,111
Columbia Quality Income Fund, Institutional 3 Class
	286,683,120	18,721,593	(82,781,272)	1,383,033	224,006,474	—	(1,670,689)	3,240,479	39,717,460
Columbia Real Estate Equity Fund, Institutional 3 Class
	28,027,977	8,798,494	(542,772)	(2,257,813)	34,025,886	542,999	(114,186)	352,129	2,719,895
Columbia Small Cap Value Fund I, Institutional 3 Class
	43,865,899	12,347,163	(1,372,527)	(2,188,802)	52,651,733	47,976	(408,207)	100,450	1,601,817
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	7,614,790	125,136	(105,145)	480,420	8,115,201	—	2,001	66,062	652,347
Total	1,413,801,997			255,819	1,362,852,863	2,513,990	(4,628,916)	20,821,458

(b)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
July 31, 2020 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	380,737,635	—	—	380,737,635
Exchange-Traded Fixed Income Funds	27,206,250	—	—	27,206,250
Fixed Income Funds	954,244,173	—	—	954,244,173
Money Market Funds	664,805	—	—	664,805
Total Investments in Securities	1,362,852,863	—	—	1,362,852,863
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Builder Fund | Semiannual Report 2020

Statement of Assets and Liabilities
July 31, 2020 (Unaudited)
Assets
Investments in securities, at value
Affiliated issuers (cost $1,291,286,709)	$1,362,852,863
Receivable for:
Capital shares sold	848,089
Dividends	1,902,878
Prepaid expenses	8,490
Other assets	8,116
Total assets	1,365,620,436
Liabilities
Payable for:
Investments purchased	2,047,194
Capital shares purchased	847,656
Management services fees	745
Distribution and/or service fees	11,100
Transfer agent fees	89,662
Compensation of board members	63,325
Compensation of chief compliance officer	152
Other expenses	47,798
Total liabilities	3,107,632
Net assets applicable to outstanding capital stock	$1,362,512,804
Represented by
Paid in capital	1,299,476,028
Total distributable earnings (loss)	63,036,776
Total - representing net assets applicable to outstanding capital stock	$1,362,512,804
Class A
Net assets	$796,128,416
Shares outstanding	64,652,592
Net asset value per share	$12.31
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.92
Advisor Class
Net assets	$33,491,339
Shares outstanding	2,710,187
Net asset value per share	$12.36
Class C
Net assets	$204,359,622
Shares outstanding	16,523,687
Net asset value per share	$12.37
Institutional Class
Net assets	$278,484,521
Shares outstanding	22,611,796
Net asset value per share	$12.32
Institutional 2 Class
Net assets	$31,658,440
Shares outstanding	2,560,791
Net asset value per share	$12.36
Institutional 3 Class
Net assets	$12,862,090
Shares outstanding	1,041,269
Net asset value per share	$12.35
Class R
Net assets	$5,528,376
Shares outstanding	446,107
Net asset value per share	$12.39
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2020	9

Statement of Operations
Six Months Ended July 31, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$20,821,458
Total income	20,821,458
Expenses:
Management services fees	131,536
Distribution and/or service fees
Class A	958,030
Class C	1,006,444
Class R	13,186
Transfer agent fees
Class A	313,750
Advisor Class	11,153
Class C	82,387
Institutional Class	113,741
Institutional 2 Class	7,398
Institutional 3 Class	1,197
Class R	2,160
Compensation of board members	10,622
Custodian fees	8,210
Printing and postage fees	37,322
Registration fees	72,766
Audit fees	5,500
Legal fees	11,776
Compensation of chief compliance officer	153
Other	12,274
Total expenses	2,799,605
Net investment income	18,021,853
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(4,628,916)
Capital gain distributions from underlying affiliated funds	2,513,990
Net realized loss	(2,114,926)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	255,819
Net change in unrealized appreciation (depreciation)	255,819
Net realized and unrealized loss	(1,859,107)
Net increase in net assets resulting from operations	$16,162,746
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Builder Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Operations
Net investment income	$18,021,853	$37,389,916
Net realized gain (loss)	(2,114,926)	7,777,673
Net change in unrealized appreciation (depreciation)	255,819	76,099,198
Net increase in net assets resulting from operations	16,162,746	121,266,787
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,213,693)	(31,028,572)
Advisor Class	(594,764)	(888,837)
Class C	(3,208,712)	(6,623,806)
Institutional Class	(5,791,246)	(11,483,157)
Institutional 2 Class	(557,786)	(689,022)
Institutional 3 Class	(264,418)	(427,917)
Class R	(98,292)	(128,620)
Total distributions to shareholders	(25,728,911)	(51,269,931)
Increase (decrease) in net assets from capital stock activity	(41,640,515)	122,338,731
Total increase (decrease) in net assets	(51,206,680)	192,335,587
Net assets at beginning of period	1,413,719,484	1,221,383,897
Net assets at end of period	$1,362,512,804	$1,413,719,484
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	July 31, 2020 (Unaudited)		January 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,566,495	42,410,619	9,594,044	115,809,710
Distributions reinvested	1,252,963	14,777,616	2,540,582	30,616,503
Redemptions	(6,378,409)	(74,511,443)	(9,773,560)	(117,974,342)
Net increase (decrease)	(1,558,951)	(17,323,208)	2,361,066	28,451,871
Advisor Class
Subscriptions	939,676	11,212,240	1,476,728	17,820,060
Distributions reinvested	47,647	564,629	69,637	843,318
Redemptions	(440,025)	(5,188,615)	(627,446)	(7,585,581)
Net increase	547,298	6,588,254	918,919	11,077,797
Class C
Subscriptions	1,072,794	12,874,918	3,340,694	40,558,220
Distributions reinvested	262,076	3,109,004	529,222	6,401,036
Redemptions	(2,249,038)	(26,537,079)	(3,798,489)	(46,005,311)
Net increase (decrease)	(914,168)	(10,553,157)	71,427	953,945
Institutional Class
Subscriptions	3,205,710	37,737,719	9,845,285	118,840,722
Distributions reinvested	465,024	5,483,876	880,019	10,611,212
Redemptions	(6,226,357)	(71,601,393)	(5,825,332)	(70,125,219)
Net increase (decrease)	(2,555,623)	(28,379,798)	4,899,972	59,326,715
Institutional 2 Class
Subscriptions	1,356,229	16,065,789	1,499,830	18,170,924
Distributions reinvested	46,936	557,786	56,815	689,021
Redemptions	(823,043)	(9,113,759)	(307,758)	(3,725,930)
Net increase	580,122	7,509,816	1,248,887	15,134,015
Institutional 3 Class
Subscriptions	156,432	1,848,869	508,547	6,146,104
Distributions reinvested	22,355	264,406	35,338	427,808
Redemptions	(181,685)	(2,145,136)	(96,621)	(1,172,431)
Net increase (decrease)	(2,898)	(31,861)	447,264	5,401,481
Class R
Subscriptions	126,519	1,518,258	238,620	2,913,086
Distributions reinvested	8,227	97,659	10,320	125,311
Redemptions	(91,280)	(1,066,478)	(86,289)	(1,045,490)
Net increase	43,466	549,439	162,651	1,992,907
Total net increase (decrease)	(3,860,754)	(41,640,515)	10,110,186	122,338,731
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Builder Fund | Semiannual Report 2020

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Columbia Income Builder Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2020 (Unaudited)	$12.35	0.16	0.03(c)	0.19	(0.17)	(0.06)	(0.23)
Year Ended 1/31/2020	$11.70	0.35	0.78	1.13	(0.37)	(0.11)	(0.48)
Year Ended 1/31/2019	$12.08	0.36	(0.28)	0.08	(0.35)	(0.11)	(0.46)
Year Ended 1/31/2018	$11.62	0.37	0.51	0.88	(0.42)	—	(0.42)
Year Ended 1/31/2017	$10.69	0.32	0.99	1.31	(0.34)	(0.04)	(0.38)
Year Ended 1/31/2016	$11.77	0.36	(0.69)	(0.33)	(0.38)	(0.37)	(0.75)
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$12.39	0.18	0.04(c)	0.22	(0.19)	(0.06)	(0.25)
Year Ended 1/31/2020	$11.74	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.65	0.41	0.51	0.92	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.72	0.35	0.98	1.33	(0.36)	(0.04)	(0.40)
Year Ended 1/31/2016	$11.80	0.38	(0.68)	(0.30)	(0.41)	(0.37)	(0.78)
Class C
Six Months Ended 7/31/2020 (Unaudited)	$12.40	0.12	0.04(c)	0.16	(0.13)	(0.06)	(0.19)
Year Ended 1/31/2020	$11.75	0.26	0.78	1.04	(0.28)	(0.11)	(0.39)
Year Ended 1/31/2019	$12.13	0.27	(0.28)	(0.01)	(0.26)	(0.11)	(0.37)
Year Ended 1/31/2018	$11.66	0.28	0.52	0.80	(0.33)	—	(0.33)
Year Ended 1/31/2017	$10.74	0.24	0.97	1.21	(0.25)	(0.04)	(0.29)
Year Ended 1/31/2016	$11.81	0.27	(0.68)	(0.41)	(0.29)	(0.37)	(0.66)
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$12.35	0.18	0.04(c)	0.22	(0.19)	(0.06)	(0.25)
Year Ended 1/31/2020	$11.70	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.08	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.62	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.70	0.35	0.97	1.32	(0.36)	(0.04)	(0.40)
Year Ended 1/31/2016	$11.77	0.38	(0.67)	(0.29)	(0.41)	(0.37)	(0.78)
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.39	0.18	0.04(c)	0.22	(0.19)	(0.06)	(0.25)
Year Ended 1/31/2020	$11.74	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.66	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.73	0.36	0.98	1.34	(0.37)	(0.04)	(0.41)
Year Ended 1/31/2016	$11.81	0.40	(0.70)	(0.30)	(0.41)	(0.37)	(0.78)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Builder Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2020 (Unaudited)	$12.31	1.67%	0.38%(d)	0.38%(d)	2.79%(d)	12%	$796,128
Year Ended 1/31/2020	$12.35	9.82%	0.38%	0.38%(e)	2.89%	16%	$817,461
Year Ended 1/31/2019	$11.70	0.75%	0.38%	0.38%(e)	3.08%	20%	$747,121
Year Ended 1/31/2018	$12.08	7.71%	0.38%	0.38%(e)	3.10%	13%	$779,270
Year Ended 1/31/2017	$11.62	12.37%	0.40%	0.40%(e)	2.84%	22%	$934,770
Year Ended 1/31/2016	$10.69	(3.10%)	0.40%	0.40%(e)	3.12%	26%	$927,086
Advisor Class
Six Months Ended 7/31/2020 (Unaudited)	$12.36	1.87%	0.13%(d)	0.13%(d)	3.05%(d)	12%	$33,491
Year Ended 1/31/2020	$12.39	10.05%	0.13%	0.13%(e)	3.12%	16%	$26,795
Year Ended 1/31/2019	$11.74	1.00%	0.13%	0.13%(e)	3.35%	20%	$14,605
Year Ended 1/31/2018	$12.12	8.04%	0.13%	0.13%(e)	3.44%	13%	$11,356
Year Ended 1/31/2017	$11.65	12.62%	0.15%	0.15%(e)	3.06%	22%	$5,694
Year Ended 1/31/2016	$10.72	(2.85%)	0.15%	0.15%(e)	3.33%	26%	$3,585
Class C
Six Months Ended 7/31/2020 (Unaudited)	$12.37	1.36%	1.13%(d)	1.13%(d)	2.04%(d)	12%	$204,360
Year Ended 1/31/2020	$12.40	8.96%	1.13%	1.13%(e)	2.15%	16%	$216,206
Year Ended 1/31/2019	$11.75	(0.01%)	1.13%	1.13%(e)	2.32%	20%	$204,048
Year Ended 1/31/2018	$12.13	6.97%	1.13%	1.13%(e)	2.38%	13%	$233,307
Year Ended 1/31/2017	$11.66	11.39%	1.15%	1.15%(e)	2.09%	22%	$233,910
Year Ended 1/31/2016	$10.74	(3.73%)	1.15%	1.15%(e)	2.38%	26%	$222,383
Institutional Class
Six Months Ended 7/31/2020 (Unaudited)	$12.32	1.88%	0.13%(d)	0.13%(d)	3.04%(d)	12%	$278,485
Year Ended 1/31/2020	$12.35	10.09%	0.13%	0.13%(e)	3.14%	16%	$310,774
Year Ended 1/31/2019	$11.70	1.00%	0.13%	0.13%(e)	3.34%	20%	$237,185
Year Ended 1/31/2018	$12.08	7.98%	0.13%	0.13%(e)	3.49%	13%	$216,898
Year Ended 1/31/2017	$11.62	12.55%	0.15%	0.15%(e)	3.11%	22%	$44,030
Year Ended 1/31/2016	$10.70	(2.77%)	0.15%	0.15%(e)	3.34%	26%	$36,263
Institutional 2 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.36	1.88%	0.10%(d)	0.10%(d)	3.09%(d)	12%	$31,658
Year Ended 1/31/2020	$12.39	10.07%	0.11%	0.11%	3.15%	16%	$24,549
Year Ended 1/31/2019	$11.74	1.01%	0.12%	0.12%	3.36%	20%	$8,594
Year Ended 1/31/2018	$12.12	7.97%	0.12%	0.12%	3.47%	13%	$6,969
Year Ended 1/31/2017	$11.66	12.66%	0.10%	0.10%	3.16%	22%	$2,531
Year Ended 1/31/2016	$10.73	(2.79%)	0.10%	0.10%	3.53%	26%	$1,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2020	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.38	0.18	0.04(c)	0.22	(0.19)	(0.06)	(0.25)
Year Ended 1/31/2020	$11.74	0.39	0.77	1.16	(0.41)	(0.11)	(0.52)
Year Ended 1/31/2019	$12.12	0.40	(0.28)	0.12	(0.39)	(0.11)	(0.50)
Year Ended 1/31/2018(f)	$11.78	0.42	0.35	0.77	(0.43)	—	(0.43)
Class R
Six Months Ended 7/31/2020 (Unaudited)	$12.42	0.15	0.04(c)	0.19	(0.16)	(0.06)	(0.22)
Year Ended 1/31/2020	$11.77	0.32	0.78	1.10	(0.34)	(0.11)	(0.45)
Year Ended 1/31/2019	$12.15	0.33	(0.28)	0.05	(0.32)	(0.11)	(0.43)
Year Ended 1/31/2018	$11.68	0.35	0.51	0.86	(0.39)	—	(0.39)
Year Ended 1/31/2017	$10.75	0.30	0.98	1.28	(0.31)	(0.04)	(0.35)
Year Ended 1/31/2016	$11.83	0.33	(0.69)	(0.36)	(0.35)	(0.37)	(0.72)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Builder Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2020 (Unaudited)	$12.35	1.91%	0.06%(d)	0.06%(d)	3.11%(d)	12%	$12,862
Year Ended 1/31/2020	$12.38	10.04%	0.06%	0.06%	3.21%	16%	$12,931
Year Ended 1/31/2019	$11.74	1.06%	0.06%	0.06%	3.46%	20%	$7,006
Year Ended 1/31/2018(f)	$12.12	6.61%	0.07%(d)	0.07%(d)	3.85%(d)	13%	$4,526
Class R
Six Months Ended 7/31/2020 (Unaudited)	$12.39	1.62%	0.63%(d)	0.63%(d)	2.55%(d)	12%	$5,528
Year Ended 1/31/2020	$12.42	9.48%	0.63%	0.63%(e)	2.63%	16%	$5,002
Year Ended 1/31/2019	$11.77	0.49%	0.63%	0.63%(e)	2.84%	20%	$2,825
Year Ended 1/31/2018	$12.15	7.49%	0.63%	0.63%(e)	2.91%	13%	$2,251
Year Ended 1/31/2017	$11.68	12.02%	0.65%	0.65%(e)	2.61%	22%	$1,614
Year Ended 1/31/2016	$10.75	(3.33%)	0.65%	0.65%(e)	2.87%	26%	$1,190
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2020	17

Notes to Financial Statements
July 31, 2020 (Unaudited)
Note 1. Organization
Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
18	Columbia Income Builder Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Income Builder Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.02% of the Fund’s daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
20	Columbia Income Builder Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
For the six months ended July 31, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,515,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2020, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended July 31, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	286,988
Class C	—	1.00(b)	9,572

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Income Builder Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2020 through May 31, 2021	Prior to June 1, 2020
Class A	0.54%	0.52%
Advisor Class	0.29	0.27
Class C	1.29	1.27
Institutional Class	0.29	0.27
Institutional 2 Class	0.27	0.26
Institutional 3 Class	0.23	0.20
Class R	0.79	0.77
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,291,287,000	90,159,000	(18,593,000)	71,566,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $166,448,527 and $213,025,818, respectively, for the six months ended July 31, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
22	Columbia Income Builder Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended July 31, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended July 31, 2020.
Note 8. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global
Columbia Income Builder Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
July 31, 2020 (Unaudited)
economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At July 31, 2020, affiliated shareholders of record owned 67.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Income Builder Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Income Builder Fund | Semiannual Report 2020	25

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
26	Columbia Income Builder Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). With respect to the Fund, which operates as a fund-of-funds, the Independent Trustees noted the rationale for according weight to the Fund’s direct expenses as opposed to its total expense ratio, which also includes indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Fund invests and which vary based on the Fund’s investment allocation decisions). In this regard, they noted that the Fund’s direct expenses include very low management fees. Further, the Board took into account that the Fund’s total expense ratio (considering direct expenses only) approximated the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. Given that the Fund pays relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Income Builder Fund | Semiannual Report 2020	27

Columbia Income Builder Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR163_01_K01_(09/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust II
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	September 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	September 22, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	September 22, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	September 22, 2020